Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT MUNICIPAL INCOME FUND INC
Entity Central Index Key	0000737800
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000096621
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class A
Trading Symbol	HYMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 15.38%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 17.38% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: Security selection within the Education, Health Care and Tobacco sectors contributed to relative performance. An overweight allocation to the Health Care sector and underweight allocation to the Education sector contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary detractor from relative performance. The Fund’s yield curve positioning led to a modest negative impact on relative performance. In particular, an overweight allocation to intermediate maturity bonds detracted as yields fell less at this part of the curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$9,774	$10,000	$10,000	$10,000	$10,000
10/31/2014	$9,827	$9,964	$10,000	$10,077	$10,098
11/30/2014	$9,880	$10,067	$10,074	$10,117	$10,170
12/31/2014	$9,945	$10,121	$10,127	$10,206	$10,179
1/31/2015	$10,125	$10,302	$10,307	$10,402	$10,393
2/28/2015	$10,061	$10,261	$10,243	$10,324	$10,295
3/31/2015	$10,100	$10,234	$10,236	$10,364	$10,343
4/30/2015	$10,095	$10,192	$10,190	$10,330	$10,306
5/31/2015	$10,107	$10,307	$10,255	$10,315	$10,281
6/30/2015	$9,984	$9,927	$10,006	$10,188	$10,169
7/31/2015	$9,964	$9,873	$9,996	$10,240	$10,240
8/31/2015	$9,994	$9,914	$10,030	$10,261	$10,225
9/30/2015	$10,103	$10,124	$10,194	$10,348	$10,294
10/31/2015	$10,212	$10,248	$10,288	$10,424	$10,296
11/30/2015	$10,252	$10,289	$10,330	$10,481	$10,269
12/31/2015	$10,309	$10,304	$10,365	$10,577	$10,235
1/31/2016	$10,395	$10,363	$10,447	$10,672	$10,376
2/29/2016	$10,461	$10,477	$10,527	$10,693	$10,450
3/31/2016	$10,554	$10,587	$10,611	$10,796	$10,546
4/30/2016	$10,657	$10,652	$10,680	$10,900	$10,586
5/31/2016	$10,769	$10,792	$10,782	$10,987	$10,589
6/30/2016	$11,008	$11,127	$11,059	$11,204	$10,779
7/31/2016	$11,076	$11,200	$11,109	$11,219	$10,847
8/31/2016	$11,122	$11,240	$11,140	$11,265	$10,835
9/30/2016	$11,142	$11,270	$11,140	$11,241	$10,829
10/31/2016	$11,024	$11,130	$11,009	$11,107	$10,746
11/30/2016	$10,538	$10,468	$10,440	$10,589	$10,492
12/31/2016	$10,585	$10,613	$10,576	$10,659	$10,506
1/31/2017	$10,709	$10,761	$10,697	$10,737	$10,527
2/28/2017	$10,841	$11,018	$10,889	$10,856	$10,598
3/31/2017	$10,870	$11,043	$10,913	$10,913	$10,592
4/30/2017	$10,956	$11,118	$10,989	$11,101	$10,674
5/31/2017	$11,071	$11,288	$11,159	$11,271	$10,756
6/30/2017	$11,081	$11,263	$11,129	$11,263	$10,745
7/31/2017	$11,185	$11,337	$11,208	$11,336	$10,792
8/31/2017	$11,350	$11,493	$11,339	$11,457	$10,888
9/30/2017	$11,299	$11,432	$11,279	$11,445	$10,836
10/31/2017	$11,232	$11,463	$11,309	$11,445	$10,843
11/30/2017	$11,241	$11,492	$11,306	$11,462	$10,829
12/31/2017	$11,366	$11,641	$11,443	$11,587	$10,879
1/31/2018	$11,345	$11,532	$11,326	$11,513	$10,753
2/28/2018	$11,335	$11,540	$11,319	$11,480	$10,651
3/31/2018	$11,451	$11,709	$11,442	$11,557	$10,720
4/30/2018	$11,508	$11,762	$11,461	$11,562	$10,640
5/31/2018	$11,663	$12,008	$11,663	$11,710	$10,716
6/30/2018	$11,770	$12,068	$11,704	$11,746	$10,703
7/31/2018	$11,808	$12,110	$11,740	$11,786	$10,705
8/31/2018	$11,905	$12,207	$11,812	$11,832	$10,774
9/30/2018	$11,845	$12,159	$11,755	$11,772	$10,705
10/31/2018	$11,676	$12,007	$11,634	$11,646	$10,620
11/30/2018	$11,706	$12,091	$11,732	$11,694	$10,683
12/31/2018	$11,797	$12,195	$11,847	$11,794	$10,880
1/31/2019	$11,847	$12,277	$11,930	$11,859	$10,995
2/28/2019	$11,995	$12,343	$11,994	$11,954	$10,989
3/31/2019	$12,289	$12,662	$12,262	$12,189	$11,200
4/30/2019	$12,381	$12,733	$12,323	$12,257	$11,203
5/31/2019	$12,595	$12,940	$12,512	$12,444	$11,402
6/30/2019	$12,677	$13,007	$12,571	$12,501	$11,545
7/31/2019	$12,769	$13,089	$12,658	$12,583	$11,570
8/31/2019	$13,075	$13,404	$12,926	$12,818	$11,870
9/30/2019	$13,022	$13,377	$12,872	$12,760	$11,807
10/31/2019	$13,020	$13,405	$12,898	$12,768	$11,842
11/30/2019	$13,070	$13,457	$12,942	$12,819	$11,836
12/31/2019	$13,151	$13,497	$12,981	$12,862	$11,828
1/31/2020	$13,440	$13,830	$13,270	$13,112	$12,056
2/29/2020	$13,782	$14,121	$13,512	$13,348	$12,273
3/31/2020	$12,174	$12,568	$12,375	$12,136	$12,201
4/30/2020	$11,729	$12,144	$12,049	$11,785	$12,417
5/31/2020	$12,169	$12,640	$12,503	$12,164	$12,475
6/30/2020	$12,705	$13,141	$12,861	$12,564	$12,554
7/31/2020	$13,019	$13,497	$13,163	$12,833	$12,741
8/31/2020	$13,046	$13,533	$13,164	$12,838	$12,638
9/30/2020	$13,010	$13,546	$13,174	$12,834	$12,632
10/31/2020	$12,994	$13,571	$13,175	$12,822	$12,575
11/30/2020	$13,345	$13,897	$13,451	$13,116	$12,699
12/31/2020	$13,610	$14,157	$13,643	$13,338	$12,716
1/31/2021	$13,917	$14,452	$13,859	$13,564	$12,625
2/28/2021	$13,705	$14,301	$13,687	$13,399	$12,443
3/31/2021	$13,818	$14,456	$13,813	$13,503	$12,287
4/30/2021	$14,018	$14,667	$13,985	$13,682	$12,384
5/31/2021	$14,192	$14,836	$14,104	$13,836	$12,425
6/30/2021	$14,359	$15,024	$14,234	$13,982	$12,512
7/31/2021	$14,515	$15,204	$14,386	$14,114	$12,652
8/31/2021	$14,450	$15,181	$14,353	$14,064	$12,628
9/30/2021	$14,285	$15,081	$14,256	$13,937	$12,518
10/31/2021	$14,220	$15,020	$14,204	$13,902	$12,515
11/30/2021	$14,443	$15,217	$14,367	$14,069	$12,552
12/31/2021	$14,479	$15,257	$14,399	$14,103	$12,520
1/31/2022	$13,978	$14,830	$14,000	$13,730	$12,250
2/28/2022	$13,823	$14,795	$13,961	$13,616	$12,114
3/31/2022	$13,231	$14,261	$13,474	$13,149	$11,777
4/30/2022	$12,695	$13,754	$13,033	$12,680	$11,330
5/31/2022	$12,844	$13,905	$13,194	$12,837	$11,403
6/30/2022	$12,352	$13,461	$12,844	$12,385	$11,224
7/31/2022	$12,797	$13,964	$13,275	$12,826	$11,498
8/31/2022	$12,482	$13,653	$12,981	$12,527	$11,174
9/30/2022	$11,687	$12,812	$12,287	$11,851	$10,691
10/31/2022	$11,417	$12,549	$12,087	$11,639	$10,552
11/30/2022	$12,125	$13,280	$12,742	$12,261	$10,940
12/31/2022	$12,086	$13,258	$12,742	$12,211	$10,891
1/31/2023	$12,576	$13,847	$13,237	$12,675	$11,226
2/28/2023	$12,235	$13,412	$12,862	$12,333	$10,936
3/31/2023	$12,358	$13,620	$13,092	$12,507	$11,214
4/30/2023	$12,458	$13,699	$13,131	$12,548	$11,282
5/31/2023	$12,371	$13,604	$13,032	$12,477	$11,159
6/30/2023	$12,600	$13,846	$13,228	$12,600	$11,119
7/31/2023	$12,642	$13,936	$13,302	$12,634	$11,111
8/31/2023	$12,484	$13,724	$13,104	$12,456	$11,040
9/30/2023	$12,065	$13,258	$12,680	$12,064	$10,760
10/31/2023	$11,778	$13,045	$12,511	$11,821	$10,590
11/30/2023	$12,565	$14,057	$13,419	$12,642	$11,069
12/31/2023	$12,961	$14,479	$13,790	$13,023	$11,493
1/31/2024	$13,036	$14,411	$13,724	$13,072	$11,462
2/29/2024	$13,135	$14,525	$13,800	$13,151	$11,300
3/31/2024	$13,228	$14,697	$13,906	$13,230	$11,404
4/30/2024	$13,084	$14,607	$13,791	$13,073	$11,116
5/31/2024	$13,168	$14,718	$13,844	$13,152	$11,304
6/30/2024	$13,426	$15,078	$14,139	$13,458	$11,412
7/31/2024	$13,562	$15,243	$14,285	$13,595	$11,678
8/31/2024	$13,697	$15,423	$14,434	$13,706	$11,846
9/30/2024	$13,920	$15,562	$14,568	$13,876	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A at NAV	15.38%	1.34%	3.60%
Class A with sales charge	12.81%	0.88%	3.36%
Bloomberg High Yield Municipal Bond Index	17.38%	3.07%	4.52%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	14.89%	2.51%	3.83%
Lipper High Yield Municipal Debt Funds Average	15.02%	1.69%	3.33%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,098,713,523
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 16,137,454
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$4,098,713,523
# of Portfolio Holdings	611
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,137,454

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.12%
  A-3.62%
  A+4.07%
  AA4.24%
  AA-2.36%
  AA+0.32%
  AAA1.03%
  B0.75%
  B-2.26%
  B+2.14%
  BB6.67%
  BB-5.00%
  BB+6.47%
  BBB3.00%
  BBB-8.39%
  BBB+4.73%
  CCC0.30%
  CCC-1.01%
  CCC+0.36%
  NR40.16%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096623
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class C
Trading Symbol	HYMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.43%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 14.68%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 17.38% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: Security selection within the Education, Health Care and Tobacco sectors contributed to relative performance. An overweight allocation to the Health Care sector and underweight allocation to the Education sector contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary detractor from relative performance. The Fund’s yield curve positioning led to a modest negative impact on relative performance. In particular, an overweight allocation to intermediate maturity bonds detracted as yields fell less at this part of the curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,058	$9,964	$10,000	$10,077	$10,098
11/30/2014	$10,106	$10,067	$10,074	$10,117	$10,170
12/31/2014	$10,167	$10,121	$10,127	$10,206	$10,179
1/31/2015	$10,338	$10,302	$10,307	$10,402	$10,393
2/28/2015	$10,267	$10,261	$10,243	$10,324	$10,295
3/31/2015	$10,301	$10,234	$10,236	$10,364	$10,343
4/30/2015	$10,299	$10,192	$10,190	$10,330	$10,306
5/31/2015	$10,297	$10,307	$10,255	$10,315	$10,281
6/30/2015	$10,167	$9,927	$10,006	$10,188	$10,169
7/31/2015	$10,141	$9,873	$9,996	$10,240	$10,240
8/31/2015	$10,166	$9,914	$10,030	$10,261	$10,225
9/30/2015	$10,281	$10,124	$10,194	$10,348	$10,294
10/31/2015	$10,377	$10,248	$10,288	$10,424	$10,296
11/30/2015	$10,421	$10,289	$10,330	$10,481	$10,269
12/31/2015	$10,465	$10,304	$10,365	$10,577	$10,235
1/31/2016	$10,547	$10,363	$10,447	$10,672	$10,376
2/29/2016	$10,609	$10,477	$10,527	$10,693	$10,450
3/31/2016	$10,698	$10,587	$10,611	$10,796	$10,546
4/30/2016	$10,805	$10,652	$10,680	$10,900	$10,586
5/31/2016	$10,913	$10,792	$10,782	$10,987	$10,589
6/30/2016	$11,149	$11,127	$11,059	$11,204	$10,779
7/31/2016	$11,203	$11,200	$11,109	$11,219	$10,847
8/31/2016	$11,254	$11,240	$11,140	$11,265	$10,835
9/30/2016	$11,258	$11,270	$11,140	$11,241	$10,829
10/31/2016	$11,133	$11,130	$11,009	$11,107	$10,746
11/30/2016	$10,637	$10,468	$10,440	$10,589	$10,492
12/31/2016	$10,679	$10,613	$10,576	$10,659	$10,506
1/31/2017	$10,799	$10,761	$10,697	$10,737	$10,527
2/28/2017	$10,926	$11,018	$10,889	$10,856	$10,598
3/31/2017	$10,950	$11,043	$10,913	$10,913	$10,592
4/30/2017	$11,031	$11,118	$10,989	$11,101	$10,674
5/31/2017	$11,140	$11,288	$11,159	$11,271	$10,756
6/30/2017	$11,145	$11,263	$11,129	$11,263	$10,745
7/31/2017	$11,244	$11,337	$11,208	$11,336	$10,792
8/31/2017	$11,404	$11,493	$11,339	$11,457	$10,888
9/30/2017	$11,347	$11,432	$11,279	$11,445	$10,836
10/31/2017	$11,273	$11,463	$11,309	$11,445	$10,843
11/30/2017	$11,286	$11,492	$11,306	$11,462	$10,829
12/31/2017	$11,396	$11,641	$11,443	$11,587	$10,879
1/31/2018	$11,369	$11,532	$11,326	$11,513	$10,753
2/28/2018	$11,363	$11,540	$11,319	$11,480	$10,651
3/31/2018	$11,473	$11,709	$11,442	$11,557	$10,720
4/30/2018	$11,515	$11,762	$11,461	$11,562	$10,640
5/31/2018	$11,664	$12,008	$11,663	$11,710	$10,716
6/30/2018	$11,765	$12,068	$11,704	$11,746	$10,703
7/31/2018	$11,797	$12,110	$11,740	$11,786	$10,705
8/31/2018	$11,888	$12,207	$11,812	$11,832	$10,774
9/30/2018	$11,821	$12,159	$11,755	$11,772	$10,705
10/31/2018	$11,656	$12,007	$11,634	$11,646	$10,620
11/30/2018	$11,671	$12,091	$11,732	$11,694	$10,683
12/31/2018	$11,755	$12,195	$11,847	$11,794	$10,880
1/31/2019	$11,808	$12,277	$11,930	$11,859	$10,995
2/28/2019	$11,950	$12,343	$11,994	$11,954	$10,989
3/31/2019	$12,226	$12,662	$12,262	$12,189	$11,200
4/30/2019	$12,311	$12,733	$12,323	$12,257	$11,203
5/31/2019	$12,528	$12,940	$12,512	$12,444	$11,402
6/30/2019	$12,593	$13,007	$12,571	$12,501	$11,545
7/31/2019	$12,688	$13,089	$12,658	$12,583	$11,570
8/31/2019	$12,975	$13,404	$12,926	$12,818	$11,870
9/30/2019	$12,926	$13,377	$12,872	$12,760	$11,807
10/31/2019	$12,916	$13,405	$12,898	$12,768	$11,842
11/30/2019	$12,949	$13,457	$12,942	$12,819	$11,836
12/31/2019	$13,022	$13,497	$12,981	$12,862	$11,828
1/31/2020	$13,312	$13,830	$13,270	$13,112	$12,056
2/29/2020	$13,633	$14,121	$13,512	$13,348	$12,273
3/31/2020	$12,036	$12,568	$12,375	$12,136	$12,201
4/30/2020	$11,600	$12,144	$12,049	$11,785	$12,417
5/31/2020	$12,018	$12,640	$12,503	$12,164	$12,475
6/30/2020	$12,540	$13,141	$12,861	$12,564	$12,554
7/31/2020	$12,854	$13,497	$13,163	$12,833	$12,741
8/31/2020	$12,863	$13,533	$13,164	$12,838	$12,638
9/30/2020	$12,820	$13,546	$13,174	$12,834	$12,632
10/31/2020	$12,809	$13,571	$13,175	$12,822	$12,575
11/30/2020	$13,137	$13,897	$13,451	$13,116	$12,699
12/31/2020	$13,400	$14,157	$13,643	$13,338	$12,716
1/31/2021	$13,685	$14,452	$13,859	$13,564	$12,625
2/28/2021	$13,481	$14,301	$13,687	$13,399	$12,443
3/31/2021	$13,584	$14,456	$13,813	$13,503	$12,287
4/30/2021	$13,773	$14,667	$13,985	$13,682	$12,384
5/31/2021	$13,926	$14,836	$14,104	$13,836	$12,425
6/30/2021	$14,082	$15,024	$14,234	$13,982	$12,512
7/31/2021	$14,238	$15,204	$14,386	$14,114	$12,652
8/31/2021	$14,156	$15,181	$14,353	$14,064	$12,628
9/30/2021	$13,998	$15,081	$14,256	$13,937	$12,518
10/31/2021	$13,916	$15,020	$14,204	$13,902	$12,515
11/30/2021	$14,127	$15,217	$14,367	$14,069	$12,552
12/31/2021	$14,165	$15,257	$14,399	$14,103	$12,520
1/31/2022	$13,668	$14,830	$14,000	$13,730	$12,250
2/28/2022	$13,499	$14,795	$13,961	$13,616	$12,114
3/31/2022	$12,913	$14,261	$13,474	$13,149	$11,777
4/30/2022	$12,383	$13,754	$13,033	$12,680	$11,330
5/31/2022	$12,522	$13,905	$13,194	$12,837	$11,403
6/30/2022	$12,036	$13,461	$12,844	$12,385	$11,224
7/31/2022	$12,463	$13,964	$13,275	$12,826	$11,498
8/31/2022	$12,149	$13,653	$12,981	$12,527	$11,174
9/30/2022	$11,370	$12,812	$12,287	$11,851	$10,691
10/31/2022	$11,112	$12,549	$12,087	$11,639	$10,552
11/30/2022	$11,794	$13,280	$12,742	$12,261	$10,940
12/31/2022	$11,738	$13,258	$12,742	$12,211	$10,891
1/31/2023	$12,220	$13,847	$13,237	$12,675	$11,226
2/28/2023	$11,872	$13,412	$12,862	$12,333	$10,936
3/31/2023	$11,996	$13,620	$13,092	$12,507	$11,214
4/30/2023	$12,075	$13,699	$13,131	$12,548	$11,282
5/31/2023	$11,995	$13,604	$13,032	$12,477	$11,159
6/30/2023	$12,200	$13,846	$13,228	$12,600	$11,119
7/31/2023	$12,234	$13,936	$13,302	$12,634	$11,111
8/31/2023	$12,075	$13,724	$13,104	$12,456	$11,040
9/30/2023	$11,663	$13,258	$12,680	$12,064	$10,760
10/31/2023	$11,380	$13,045	$12,511	$11,821	$10,590
11/30/2023	$12,147	$14,057	$13,419	$12,642	$11,069
12/31/2023	$12,511	$14,479	$13,790	$13,023	$11,493
1/31/2024	$12,588	$14,411	$13,724	$13,072	$11,462
2/29/2024	$12,666	$14,525	$13,800	$13,151	$11,300
3/31/2024	$12,749	$14,697	$13,906	$13,230	$11,404
4/30/2024	$12,616	$14,607	$13,791	$13,073	$11,116
5/31/2024	$12,679	$14,718	$13,844	$13,152	$11,304
6/30/2024	$12,932	$15,078	$14,139	$13,458	$11,412
7/31/2024	$13,044	$15,243	$14,285	$13,595	$11,678
8/31/2024	$13,168	$15,423	$14,434	$13,706	$11,846
9/30/2024	$13,375	$15,562	$14,568	$13,876	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C at NAV	14.68%	0.69%	2.95%
Class C with sales charge	13.68%	0.69%	2.95%
Bloomberg High Yield Municipal Bond Index	17.38%	3.07%	4.52%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	14.89%	2.51%	3.83%
Lipper High Yield Municipal Debt Funds Average	15.02%	1.69%	3.33%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,098,713,523
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 16,137,454
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$4,098,713,523
# of Portfolio Holdings	611
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,137,454

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.12%
  A-3.62%
  A+4.07%
  AA4.24%
  AA-2.36%
  AA+0.32%
  AAA1.03%
  B0.75%
  B-2.26%
  B+2.14%
  BB6.67%
  BB-5.00%
  BB+6.47%
  BBB3.00%
  BBB-8.39%
  BBB+4.73%
  CCC0.30%
  CCC-1.01%
  CCC+0.36%
  NR40.16%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096624
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class F
Trading Symbol	HYMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 15.48%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 17.38% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: Security selection within the Education, Health Care and Tobacco sectors contributed to relative performance. An overweight allocation to the Health Care sector and underweight allocation to the Education sector contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary detractor from relative performance. The Fund’s yield curve positioning led to a modest negative impact on relative performance. In particular, an overweight allocation to intermediate maturity bonds detracted as yields fell less at this part of the curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,064	$9,964	$10,000	$10,077	$10,098
11/30/2014	$10,118	$10,067	$10,074	$10,117	$10,170
12/31/2014	$10,186	$10,121	$10,127	$10,206	$10,179
1/31/2015	$10,363	$10,302	$10,307	$10,402	$10,393
2/28/2015	$10,306	$10,261	$10,243	$10,324	$10,295
3/31/2015	$10,347	$10,234	$10,236	$10,364	$10,343
4/30/2015	$10,343	$10,192	$10,190	$10,330	$10,306
5/31/2015	$10,356	$10,307	$10,255	$10,315	$10,281
6/30/2015	$10,231	$9,927	$10,006	$10,188	$10,169
7/31/2015	$10,211	$9,873	$9,996	$10,240	$10,240
8/31/2015	$10,243	$9,914	$10,030	$10,261	$10,225
9/30/2015	$10,355	$10,124	$10,194	$10,348	$10,294
10/31/2015	$10,468	$10,248	$10,288	$10,424	$10,296
11/30/2015	$10,510	$10,289	$10,330	$10,481	$10,269
12/31/2015	$10,569	$10,304	$10,365	$10,577	$10,235
1/31/2016	$10,658	$10,363	$10,447	$10,672	$10,376
2/29/2016	$10,727	$10,477	$10,527	$10,693	$10,450
3/31/2016	$10,823	$10,587	$10,611	$10,796	$10,546
4/30/2016	$10,929	$10,652	$10,680	$10,900	$10,586
5/31/2016	$11,045	$10,792	$10,782	$10,987	$10,589
6/30/2016	$11,290	$11,127	$11,059	$11,204	$10,779
7/31/2016	$11,361	$11,200	$11,109	$11,219	$10,847
8/31/2016	$11,410	$11,240	$11,140	$11,265	$10,835
9/30/2016	$11,431	$11,270	$11,140	$11,241	$10,829
10/31/2016	$11,311	$11,130	$11,009	$11,107	$10,746
11/30/2016	$10,814	$10,468	$10,440	$10,589	$10,492
12/31/2016	$10,863	$10,613	$10,576	$10,659	$10,506
1/31/2017	$10,991	$10,761	$10,697	$10,737	$10,527
2/28/2017	$11,127	$11,018	$10,889	$10,856	$10,598
3/31/2017	$11,158	$11,043	$10,913	$10,913	$10,592
4/30/2017	$11,247	$11,118	$10,989	$11,101	$10,674
5/31/2017	$11,356	$11,288	$11,159	$11,271	$10,756
6/30/2017	$11,377	$11,263	$11,129	$11,263	$10,745
7/31/2017	$11,485	$11,337	$11,208	$11,336	$10,792
8/31/2017	$11,655	$11,493	$11,339	$11,457	$10,888
9/30/2017	$11,604	$11,432	$11,279	$11,445	$10,836
10/31/2017	$11,536	$11,463	$11,309	$11,445	$10,843
11/30/2017	$11,546	$11,492	$11,306	$11,462	$10,829
12/31/2017	$11,675	$11,641	$11,443	$11,587	$10,879
1/31/2018	$11,655	$11,532	$11,326	$11,513	$10,753
2/28/2018	$11,645	$11,540	$11,319	$11,480	$10,651
3/31/2018	$11,765	$11,709	$11,442	$11,557	$10,720
4/30/2018	$11,825	$11,762	$11,461	$11,562	$10,640
5/31/2018	$11,985	$12,008	$11,663	$11,710	$10,716
6/30/2018	$12,096	$12,068	$11,704	$11,746	$10,703
7/31/2018	$12,136	$12,110	$11,740	$11,786	$10,705
8/31/2018	$12,237	$12,207	$11,812	$11,832	$10,774
9/30/2018	$12,166	$12,159	$11,755	$11,772	$10,705
10/31/2018	$12,003	$12,007	$11,634	$11,646	$10,620
11/30/2018	$12,035	$12,091	$11,732	$11,694	$10,683
12/31/2018	$12,129	$12,195	$11,847	$11,794	$10,880
1/31/2019	$12,182	$12,277	$11,930	$11,859	$10,995
2/28/2019	$12,335	$12,343	$11,994	$11,954	$10,989
3/31/2019	$12,638	$12,662	$12,262	$12,189	$11,200
4/30/2019	$12,734	$12,733	$12,323	$12,257	$11,203
5/31/2019	$12,954	$12,940	$12,512	$12,444	$11,402
6/30/2019	$13,040	$13,007	$12,571	$12,501	$11,545
7/31/2019	$13,135	$13,089	$12,658	$12,583	$11,570
8/31/2019	$13,451	$13,404	$12,926	$12,818	$11,870
9/30/2019	$13,398	$13,377	$12,872	$12,760	$11,807
10/31/2019	$13,396	$13,405	$12,898	$12,768	$11,842
11/30/2019	$13,449	$13,457	$12,942	$12,819	$11,836
12/31/2019	$13,533	$13,497	$12,981	$12,862	$11,828
1/31/2020	$13,832	$13,830	$13,270	$13,112	$12,056
2/29/2020	$14,185	$14,121	$13,512	$13,348	$12,273
3/31/2020	$12,532	$12,568	$12,375	$12,136	$12,201
4/30/2020	$12,076	$12,144	$12,049	$11,785	$12,417
5/31/2020	$12,529	$12,640	$12,503	$12,164	$12,475
6/30/2020	$13,081	$13,141	$12,861	$12,564	$12,554
7/31/2020	$13,406	$13,497	$13,163	$12,833	$12,741
8/31/2020	$13,434	$13,533	$13,164	$12,838	$12,638
9/30/2020	$13,398	$13,546	$13,174	$12,834	$12,632
10/31/2020	$13,383	$13,571	$13,175	$12,822	$12,575
11/30/2020	$13,745	$13,897	$13,451	$13,116	$12,699
12/31/2020	$14,019	$14,157	$13,643	$13,338	$12,716
1/31/2021	$14,336	$14,452	$13,859	$13,564	$12,625
2/28/2021	$14,120	$14,301	$13,687	$13,399	$12,443
3/31/2021	$14,237	$14,456	$13,813	$13,503	$12,287
4/30/2021	$14,444	$14,667	$13,985	$13,682	$12,384
5/31/2021	$14,624	$14,836	$14,104	$13,836	$12,425
6/30/2021	$14,798	$15,024	$14,234	$13,982	$12,512
7/31/2021	$14,959	$15,204	$14,386	$14,114	$12,652
8/31/2021	$14,893	$15,181	$14,353	$14,064	$12,628
9/30/2021	$14,725	$15,081	$14,256	$13,937	$12,518
10/31/2021	$14,659	$15,020	$14,204	$13,902	$12,515
11/30/2021	$14,890	$15,217	$14,367	$14,069	$12,552
12/31/2021	$14,928	$15,257	$14,399	$14,103	$12,520
1/31/2022	$14,413	$14,830	$14,000	$13,730	$12,250
2/28/2022	$14,255	$14,795	$13,961	$13,616	$12,114
3/31/2022	$13,646	$14,261	$13,474	$13,149	$11,777
4/30/2022	$13,095	$13,754	$13,033	$12,680	$11,330
5/31/2022	$13,250	$13,905	$13,194	$12,837	$11,403
6/30/2022	$12,732	$13,461	$12,844	$12,385	$11,224
7/31/2022	$13,203	$13,964	$13,275	$12,826	$11,498
8/31/2022	$12,879	$13,653	$12,981	$12,527	$11,174
9/30/2022	$12,061	$12,812	$12,287	$11,851	$10,691
10/31/2022	$11,784	$12,549	$12,087	$11,639	$10,552
11/30/2022	$12,515	$13,280	$12,742	$12,261	$10,940
12/31/2022	$12,475	$13,258	$12,742	$12,211	$10,891
1/31/2023	$12,982	$13,847	$13,237	$12,675	$11,226
2/28/2023	$12,632	$13,412	$12,862	$12,333	$10,936
3/31/2023	$12,760	$13,620	$13,092	$12,507	$11,214
4/30/2023	$12,852	$13,699	$13,131	$12,548	$11,282
5/31/2023	$12,775	$13,604	$13,032	$12,477	$11,159
6/30/2023	$13,000	$13,846	$13,228	$12,600	$11,119
7/31/2023	$13,045	$13,936	$13,302	$12,634	$11,111
8/31/2023	$12,883	$13,724	$13,104	$12,456	$11,040
9/30/2023	$12,463	$13,258	$12,680	$12,064	$10,760
10/31/2023	$12,168	$13,045	$12,511	$11,821	$10,590
11/30/2023	$12,982	$14,057	$13,419	$12,642	$11,069
12/31/2023	$13,392	$14,479	$13,790	$13,023	$11,493
1/31/2024	$13,470	$14,411	$13,724	$13,072	$11,462
2/29/2024	$13,574	$14,525	$13,800	$13,151	$11,300
3/31/2024	$13,671	$14,697	$13,906	$13,230	$11,404
4/30/2024	$13,524	$14,607	$13,791	$13,073	$11,116
5/31/2024	$13,612	$14,718	$13,844	$13,152	$11,304
6/30/2024	$13,878	$15,078	$14,139	$13,458	$11,412
7/31/2024	$14,020	$15,243	$14,285	$13,595	$11,678
8/31/2024	$14,161	$15,423	$14,434	$13,706	$11,846
9/30/2024	$14,393	$15,562	$14,568	$13,876	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class F at NAV	15.48%	1.44%	3.71%
Bloomberg High Yield Municipal Bond Index	17.38%	3.07%	4.52%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	14.89%	2.51%	3.83%
Lipper High Yield Municipal Debt Funds Average	15.02%	1.69%	3.33%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,098,713,523
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 16,137,454
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$4,098,713,523
# of Portfolio Holdings	611
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,137,454

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.12%
  A-3.62%
  A+4.07%
  AA4.24%
  AA-2.36%
  AA+0.32%
  AAA1.03%
  B0.75%
  B-2.26%
  B+2.14%
  BB6.67%
  BB-5.00%
  BB+6.47%
  BBB3.00%
  BBB-8.39%
  BBB+4.73%
  CCC0.30%
  CCC-1.01%
  CCC+0.36%
  NR40.16%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188226
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class F3
Trading Symbol	HYMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 15.69%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 17.38% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: Security selection within the Education, Health Care and Tobacco sectors contributed to relative performance. An overweight allocation to the Health Care sector and underweight allocation to the Education sector contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary detractor from relative performance. The Fund’s yield curve positioning led to a modest negative impact on relative performance. In particular, an overweight allocation to intermediate maturity bonds detracted as yields fell less at this part of the curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,085	$10,075	$10,070	$10,156	$10,051
5/31/2017	$10,183	$10,229	$10,226	$10,312	$10,128
6/30/2017	$10,203	$10,207	$10,198	$10,305	$10,118
7/31/2017	$10,292	$10,274	$10,271	$10,371	$10,162
8/31/2017	$10,447	$10,415	$10,390	$10,482	$10,253
9/30/2017	$10,411	$10,360	$10,335	$10,471	$10,204
10/31/2017	$10,350	$10,388	$10,363	$10,471	$10,210
11/30/2017	$10,360	$10,414	$10,360	$10,487	$10,197
12/31/2017	$10,468	$10,549	$10,486	$10,601	$10,244
1/31/2018	$10,451	$10,451	$10,379	$10,533	$10,126
2/28/2018	$10,452	$10,458	$10,372	$10,503	$10,030
3/31/2018	$10,561	$10,611	$10,485	$10,574	$10,094
4/30/2018	$10,607	$10,659	$10,502	$10,578	$10,019
5/31/2018	$10,761	$10,882	$10,687	$10,714	$10,091
6/30/2018	$10,854	$10,936	$10,725	$10,747	$10,078
7/31/2018	$10,900	$10,974	$10,758	$10,783	$10,080
8/31/2018	$10,992	$11,062	$10,824	$10,825	$10,145
9/30/2018	$10,929	$11,019	$10,772	$10,770	$10,080
10/31/2018	$10,784	$10,881	$10,661	$10,655	$10,000
11/30/2018	$10,813	$10,957	$10,751	$10,699	$10,060
12/31/2018	$10,900	$11,051	$10,856	$10,790	$10,245
1/31/2019	$10,948	$11,125	$10,932	$10,850	$10,354
2/28/2019	$11,087	$11,185	$10,991	$10,937	$10,348
3/31/2019	$11,361	$11,474	$11,236	$11,152	$10,546
4/30/2019	$11,439	$11,539	$11,292	$11,214	$10,549
5/31/2019	$11,649	$11,726	$11,466	$11,385	$10,736
6/30/2019	$11,727	$11,788	$11,519	$11,437	$10,871
7/31/2019	$11,814	$11,862	$11,599	$11,512	$10,895
8/31/2019	$12,100	$12,147	$11,844	$11,727	$11,177
9/30/2019	$12,053	$12,122	$11,796	$11,674	$11,118
10/31/2019	$12,053	$12,148	$11,819	$11,682	$11,151
11/30/2019	$12,092	$12,195	$11,859	$11,728	$11,146
12/31/2019	$12,169	$12,231	$11,895	$11,768	$11,138
1/31/2020	$12,449	$12,533	$12,160	$11,996	$11,352
2/29/2020	$12,769	$12,797	$12,382	$12,212	$11,557
3/31/2020	$11,279	$11,390	$11,339	$11,103	$11,489
4/30/2020	$10,868	$11,005	$11,041	$10,782	$11,693
5/31/2020	$11,279	$11,454	$11,457	$11,129	$11,747
6/30/2020	$11,779	$11,908	$11,785	$11,495	$11,821
7/31/2020	$12,073	$12,231	$12,062	$11,741	$11,998
8/31/2020	$12,091	$12,264	$12,063	$11,746	$11,901
9/30/2020	$12,069	$12,276	$12,072	$11,742	$11,894
10/31/2020	$12,057	$12,298	$12,073	$11,731	$11,841
11/30/2020	$12,375	$12,593	$12,325	$12,000	$11,958
12/31/2020	$12,634	$12,829	$12,502	$12,203	$11,974
1/31/2021	$12,912	$13,097	$12,699	$12,410	$11,888
2/28/2021	$12,728	$12,960	$12,542	$12,259	$11,716
3/31/2021	$12,835	$13,100	$12,657	$12,354	$11,570
4/30/2021	$13,023	$13,292	$12,815	$12,518	$11,662
5/31/2021	$13,177	$13,444	$12,924	$12,659	$11,700
6/30/2021	$13,346	$13,615	$13,043	$12,792	$11,782
7/31/2021	$13,493	$13,778	$13,183	$12,913	$11,914
8/31/2021	$13,425	$13,757	$13,152	$12,867	$11,891
9/30/2021	$13,285	$13,667	$13,063	$12,751	$11,788
10/31/2021	$13,216	$13,611	$13,015	$12,719	$11,785
11/30/2021	$13,427	$13,790	$13,165	$12,872	$11,820
12/31/2021	$13,473	$13,826	$13,195	$12,903	$11,789
1/31/2022	$13,009	$13,439	$12,828	$12,562	$11,535
2/28/2022	$12,857	$13,408	$12,793	$12,457	$11,407
3/31/2022	$12,318	$12,923	$12,347	$12,030	$11,090
4/30/2022	$11,820	$12,464	$11,943	$11,601	$10,669
5/31/2022	$11,962	$12,601	$12,090	$11,745	$10,738
6/30/2022	$11,505	$12,199	$11,770	$11,331	$10,569
7/31/2022	$11,923	$12,654	$12,164	$11,735	$10,828
8/31/2022	$11,631	$12,372	$11,895	$11,461	$10,522
9/30/2022	$10,892	$11,610	$11,259	$10,843	$10,067
10/31/2022	$10,653	$11,372	$11,076	$10,649	$9,937
11/30/2022	$11,305	$12,034	$11,676	$11,218	$10,302
12/31/2022	$11,271	$12,014	$11,676	$11,172	$10,256
1/31/2023	$11,732	$12,548	$12,130	$11,597	$10,571
2/28/2023	$11,415	$12,154	$11,786	$11,284	$10,298
3/31/2023	$11,532	$12,343	$11,997	$11,443	$10,559
4/30/2023	$11,617	$12,414	$12,032	$11,480	$10,623
5/31/2023	$11,548	$12,328	$11,942	$11,415	$10,508
6/30/2023	$11,754	$12,547	$12,122	$11,528	$10,470
7/31/2023	$11,807	$12,629	$12,190	$11,559	$10,463
8/31/2023	$11,661	$12,437	$12,008	$11,396	$10,396
9/30/2023	$11,271	$12,014	$11,620	$11,038	$10,132
10/31/2023	$11,005	$11,822	$11,464	$10,815	$9,972
11/30/2023	$11,744	$12,738	$12,296	$11,566	$10,424
12/31/2023	$12,118	$13,121	$12,636	$11,915	$10,823
1/31/2024	$12,190	$13,060	$12,576	$11,960	$10,793
2/29/2024	$12,285	$13,162	$12,645	$12,032	$10,640
3/31/2024	$12,376	$13,319	$12,743	$12,104	$10,739
4/30/2024	$12,243	$13,237	$12,637	$11,961	$10,467
5/31/2024	$12,324	$13,337	$12,686	$12,033	$10,645
6/30/2024	$12,568	$13,664	$12,956	$12,313	$10,746
7/31/2024	$12,698	$13,814	$13,090	$12,438	$10,997
8/31/2024	$12,828	$13,976	$13,226	$12,540	$11,155
9/30/2024	$13,039	$14,102	$13,349	$12,695	$11,304

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	15.69%	1.59%	3.61%
Bloomberg High Yield Municipal Bond Index	17.38%	3.07%	4.70%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	14.89%	2.51%	3.93%
Lipper High Yield Municipal Debt Funds Average	15.02%	1.69%	3.24%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.65%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,098,713,523
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 16,137,454
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$4,098,713,523
# of Portfolio Holdings	611
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,137,454

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.12%
  A-3.62%
  A+4.07%
  AA4.24%
  AA-2.36%
  AA+0.32%
  AAA1.03%
  B0.75%
  B-2.26%
  B+2.14%
  BB6.67%
  BB-5.00%
  BB+6.47%
  BBB3.00%
  BBB-8.39%
  BBB+4.73%
  CCC0.30%
  CCC-1.01%
  CCC+0.36%
  NR40.16%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096625
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class I
Trading Symbol	HYMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 15.63%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 17.38% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: Security selection within the Education, Health Care and Tobacco sectors contributed to relative performance. An overweight allocation to the Health Care sector and underweight allocation to the Education sector contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary detractor from relative performance. The Fund’s yield curve positioning led to a modest negative impact on relative performance. In particular, an overweight allocation to intermediate maturity bonds detracted as yields fell less at this part of the curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,064	$9,964	$10,000	$10,077	$10,098
11/30/2014	$10,119	$10,067	$10,074	$10,117	$10,170
12/31/2014	$10,187	$10,121	$10,127	$10,206	$10,179
1/31/2015	$10,366	$10,302	$10,307	$10,402	$10,393
2/28/2015	$10,310	$10,261	$10,243	$10,324	$10,295
3/31/2015	$10,343	$10,234	$10,236	$10,364	$10,343
4/30/2015	$10,348	$10,192	$10,190	$10,330	$10,306
5/31/2015	$10,362	$10,307	$10,255	$10,315	$10,281
6/30/2015	$10,237	$9,927	$10,006	$10,188	$10,169
7/31/2015	$10,209	$9,873	$9,996	$10,240	$10,240
8/31/2015	$10,242	$9,914	$10,030	$10,261	$10,225
9/30/2015	$10,364	$10,124	$10,194	$10,348	$10,294
10/31/2015	$10,469	$10,248	$10,288	$10,424	$10,296
11/30/2015	$10,520	$10,289	$10,330	$10,481	$10,269
12/31/2015	$10,572	$10,304	$10,365	$10,577	$10,235
1/31/2016	$10,661	$10,363	$10,447	$10,672	$10,376
2/29/2016	$10,731	$10,477	$10,527	$10,693	$10,450
3/31/2016	$10,828	$10,587	$10,611	$10,796	$10,546
4/30/2016	$10,945	$10,652	$10,680	$10,900	$10,586
5/31/2016	$11,052	$10,792	$10,782	$10,987	$10,589
6/30/2016	$11,309	$11,127	$11,059	$11,204	$10,779
7/31/2016	$11,371	$11,200	$11,109	$11,219	$10,847
8/31/2016	$11,421	$11,240	$11,140	$11,265	$10,835
9/30/2016	$11,442	$11,270	$11,140	$11,241	$10,829
10/31/2016	$11,322	$11,130	$11,009	$11,107	$10,746
11/30/2016	$10,824	$10,468	$10,440	$10,589	$10,492
12/31/2016	$10,874	$10,613	$10,576	$10,659	$10,506
1/31/2017	$10,994	$10,761	$10,697	$10,737	$10,527
2/28/2017	$11,140	$11,018	$10,889	$10,856	$10,598
3/31/2017	$11,172	$11,043	$10,913	$10,913	$10,592
4/30/2017	$11,261	$11,118	$10,989	$11,101	$10,674
5/31/2017	$11,371	$11,288	$11,159	$11,271	$10,756
6/30/2017	$11,393	$11,263	$11,129	$11,263	$10,745
7/31/2017	$11,501	$11,337	$11,208	$11,336	$10,792
8/31/2017	$11,664	$11,493	$11,339	$11,457	$10,888
9/30/2017	$11,623	$11,432	$11,279	$11,445	$10,836
10/31/2017	$11,555	$11,463	$11,309	$11,445	$10,843
11/30/2017	$11,566	$11,492	$11,306	$11,462	$10,829
12/31/2017	$11,697	$11,641	$11,443	$11,587	$10,879
1/31/2018	$11,677	$11,532	$11,326	$11,513	$10,753
2/28/2018	$11,669	$11,540	$11,319	$11,480	$10,651
3/31/2018	$11,790	$11,709	$11,442	$11,557	$10,720
4/30/2018	$11,851	$11,762	$11,461	$11,562	$10,640
5/31/2018	$12,012	$12,008	$11,663	$11,710	$10,716
6/30/2018	$12,125	$12,068	$11,704	$11,746	$10,703
7/31/2018	$12,166	$12,110	$11,740	$11,786	$10,705
8/31/2018	$12,268	$12,207	$11,812	$11,832	$10,774
9/30/2018	$12,197	$12,159	$11,755	$11,772	$10,705
10/31/2018	$12,035	$12,007	$11,634	$11,646	$10,620
11/30/2018	$12,068	$12,091	$11,732	$11,694	$10,683
12/31/2018	$12,164	$12,195	$11,847	$11,794	$10,880
1/31/2019	$12,218	$12,277	$11,930	$11,859	$10,995
2/28/2019	$12,372	$12,343	$11,994	$11,954	$10,989
3/31/2019	$12,678	$12,662	$12,262	$12,189	$11,200
4/30/2019	$12,775	$12,733	$12,323	$12,257	$11,203
5/31/2019	$12,998	$12,940	$12,512	$12,444	$11,402
6/30/2019	$13,085	$13,007	$12,571	$12,501	$11,545
7/31/2019	$13,182	$13,089	$12,658	$12,583	$11,570
8/31/2019	$13,501	$13,404	$12,926	$12,818	$11,870
9/30/2019	$13,448	$13,377	$12,872	$12,760	$11,807
10/31/2019	$13,447	$13,405	$12,898	$12,768	$11,842
11/30/2019	$13,490	$13,457	$12,942	$12,819	$11,836
12/31/2019	$13,577	$13,497	$12,981	$12,862	$11,828
1/31/2020	$13,889	$13,830	$13,270	$13,112	$12,056
2/29/2020	$14,245	$14,121	$13,512	$13,348	$12,273
3/31/2020	$12,582	$12,568	$12,375	$12,136	$12,201
4/30/2020	$12,123	$12,144	$12,049	$11,785	$12,417
5/31/2020	$12,581	$12,640	$12,503	$12,164	$12,475
6/30/2020	$13,138	$13,141	$12,861	$12,564	$12,554
7/31/2020	$13,466	$13,497	$13,163	$12,833	$12,741
8/31/2020	$13,484	$13,533	$13,164	$12,838	$12,638
9/30/2020	$13,460	$13,546	$13,174	$12,834	$12,632
10/31/2020	$13,446	$13,571	$13,175	$12,822	$12,575
11/30/2020	$13,812	$13,897	$13,451	$13,116	$12,699
12/31/2020	$14,088	$14,157	$13,643	$13,338	$12,716
1/31/2021	$14,398	$14,452	$13,859	$13,564	$12,625
2/28/2021	$14,192	$14,301	$13,687	$13,399	$12,443
3/31/2021	$14,311	$14,456	$13,813	$13,503	$12,287
4/30/2021	$14,521	$14,667	$13,985	$13,682	$12,384
5/31/2021	$14,704	$14,836	$14,104	$13,836	$12,425
6/30/2021	$14,880	$15,024	$14,234	$13,982	$12,512
7/31/2021	$15,043	$15,204	$14,386	$14,114	$12,652
8/31/2021	$14,978	$15,181	$14,353	$14,064	$12,628
9/30/2021	$14,810	$15,081	$14,256	$13,937	$12,518
10/31/2021	$14,733	$15,020	$14,204	$13,902	$12,515
11/30/2021	$14,967	$15,217	$14,367	$14,069	$12,552
12/31/2021	$15,018	$15,257	$14,399	$14,103	$12,520
1/31/2022	$14,500	$14,830	$14,000	$13,730	$12,250
2/28/2022	$14,342	$14,795	$13,961	$13,616	$12,114
3/31/2022	$13,729	$14,261	$13,474	$13,149	$11,777
4/30/2022	$13,174	$13,754	$13,033	$12,680	$11,330
5/31/2022	$13,331	$13,905	$13,194	$12,837	$11,403
6/30/2022	$12,821	$13,461	$12,844	$12,385	$11,224
7/31/2022	$13,286	$13,964	$13,275	$12,826	$11,498
8/31/2022	$12,960	$13,653	$12,981	$12,527	$11,174
9/30/2022	$12,136	$12,812	$12,287	$11,851	$10,691
10/31/2022	$11,869	$12,549	$12,087	$11,639	$10,552
11/30/2022	$12,595	$13,280	$12,742	$12,261	$10,940
12/31/2022	$12,556	$13,258	$12,742	$12,211	$10,891
1/31/2023	$13,069	$13,847	$13,237	$12,675	$11,226
2/28/2023	$12,716	$13,412	$12,862	$12,333	$10,936
3/31/2023	$12,846	$13,620	$13,092	$12,507	$11,214
4/30/2023	$12,952	$13,699	$13,131	$12,548	$11,282
5/31/2023	$12,864	$13,604	$13,032	$12,477	$11,159
6/30/2023	$13,104	$13,846	$13,228	$12,600	$11,119
7/31/2023	$13,151	$13,936	$13,302	$12,634	$11,111
8/31/2023	$12,988	$13,724	$13,104	$12,456	$11,040
9/30/2023	$12,553	$13,258	$12,680	$12,064	$10,760
10/31/2023	$12,255	$13,045	$12,511	$11,821	$10,590
11/30/2023	$13,079	$14,057	$13,419	$12,642	$11,069
12/31/2023	$13,494	$14,479	$13,790	$13,023	$11,493
1/31/2024	$13,574	$14,411	$13,724	$13,072	$11,462
2/29/2024	$13,679	$14,525	$13,800	$13,151	$11,300
3/31/2024	$13,779	$14,697	$13,906	$13,230	$11,404
4/30/2024	$13,631	$14,607	$13,791	$13,073	$11,116
5/31/2024	$13,721	$14,718	$13,844	$13,152	$11,304
6/30/2024	$13,991	$15,078	$14,139	$13,458	$11,412
7/31/2024	$14,136	$15,243	$14,285	$13,595	$11,678
8/31/2024	$14,280	$15,423	$14,434	$13,706	$11,846
9/30/2024	$14,515	$15,562	$14,568	$13,876	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I at NAV	15.63%	1.54%	3.80%
Bloomberg High Yield Municipal Bond Index	17.38%	3.07%	4.52%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	14.89%	2.51%	3.83%
Lipper High Yield Municipal Debt Funds Average	15.02%	1.69%	3.33%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,098,713,523
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 16,137,454
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$4,098,713,523
# of Portfolio Holdings	611
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,137,454

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.12%
  A-3.62%
  A+4.07%
  AA4.24%
  AA-2.36%
  AA+0.32%
  AAA1.03%
  B0.75%
  B-2.26%
  B+2.14%
  BB6.67%
  BB-5.00%
  BB+6.47%
  BBB3.00%
  BBB-8.39%
  BBB+4.73%
  CCC0.30%
  CCC-1.01%
  CCC+0.36%
  NR40.16%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020576
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class A
Trading Symbol	LCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.78%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Tobacco and Industrial Development sectors contributed to relative performance.

Top detractors from the Fund’s performance:  Security selection within the Transportation, Local General Obligation and Education sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$9,775	$10,000	$10,000	$10,000
10/31/2014	$9,875	$10,069	$10,080	$10,098
11/30/2014	$9,885	$10,086	$10,093	$10,170
12/31/2014	$9,967	$10,137	$10,163	$10,179
1/31/2015	$10,168	$10,316	$10,356	$10,393
2/28/2015	$10,050	$10,210	$10,248	$10,295
3/31/2015	$10,078	$10,240	$10,282	$10,343
4/30/2015	$10,014	$10,186	$10,215	$10,306
5/31/2015	$9,996	$10,158	$10,191	$10,281
6/30/2015	$9,951	$10,148	$10,126	$10,169
7/31/2015	$10,008	$10,222	$10,199	$10,240
8/31/2015	$10,037	$10,242	$10,230	$10,225
9/30/2015	$10,121	$10,316	$10,303	$10,294
10/31/2015	$10,177	$10,357	$10,350	$10,296
11/30/2015	$10,235	$10,398	$10,409	$10,269
12/31/2015	$10,330	$10,472	$10,506	$10,235
1/31/2016	$10,463	$10,596	$10,612	$10,376
2/29/2016	$10,484	$10,613	$10,624	$10,450
3/31/2016	$10,532	$10,647	$10,694	$10,546
4/30/2016	$10,627	$10,725	$10,784	$10,586
5/31/2016	$10,694	$10,754	$10,839	$10,589
6/30/2016	$10,914	$10,925	$11,036	$10,779
7/31/2016	$10,923	$10,932	$11,021	$10,847
8/31/2016	$10,950	$10,947	$11,049	$10,835
9/30/2016	$10,910	$10,892	$10,995	$10,829
10/31/2016	$10,783	$10,778	$10,870	$10,746
11/30/2016	$10,269	$10,376	$10,394	$10,492
12/31/2016	$10,345	$10,497	$10,502	$10,506
1/31/2017	$10,442	$10,567	$10,558	$10,527
2/28/2017	$10,519	$10,640	$10,634	$10,598
3/31/2017	$10,537	$10,663	$10,671	$10,592
4/30/2017	$10,624	$10,740	$10,830	$10,674
5/31/2017	$10,790	$10,911	$11,004	$10,756
6/30/2017	$10,788	$10,872	$10,990	$10,745
7/31/2017	$10,865	$10,960	$11,056	$10,792
8/31/2017	$10,960	$11,043	$11,147	$10,888
9/30/2017	$10,897	$10,987	$11,096	$10,836
10/31/2017	$10,925	$11,014	$11,114	$10,843
11/30/2017	$10,902	$10,955	$11,094	$10,829
12/31/2017	$11,040	$11,069	$11,212	$10,879
1/31/2018	$10,906	$10,939	$11,088	$10,753
2/28/2018	$10,854	$10,906	$11,037	$10,651
3/31/2018	$10,932	$10,947	$11,091	$10,720
4/30/2018	$10,889	$10,908	$11,056	$10,640
5/31/2018	$11,039	$11,033	$11,198	$10,716
6/30/2018	$11,056	$11,042	$11,209	$10,703
7/31/2018	$11,074	$11,069	$11,226	$10,705
8/31/2018	$11,112	$11,097	$11,257	$10,774
9/30/2018	$11,028	$11,025	$11,177	$10,705
10/31/2018	$10,903	$10,957	$11,073	$10,620
11/30/2018	$10,994	$11,079	$11,160	$10,683
12/31/2018	$11,095	$11,211	$11,272	$10,880
1/31/2019	$11,155	$11,296	$11,333	$10,995
2/28/2019	$11,227	$11,357	$11,395	$10,989
3/31/2019	$11,464	$11,536	$11,595	$11,200
4/30/2019	$11,545	$11,579	$11,651	$11,203
5/31/2019	$11,740	$11,739	$11,836	$11,402
6/30/2019	$11,789	$11,782	$11,881	$11,545
7/31/2019	$11,869	$11,877	$11,967	$11,570
8/31/2019	$12,148	$12,065	$12,189	$11,870
9/30/2019	$12,059	$11,968	$12,108	$11,807
10/31/2019	$12,053	$11,989	$12,111	$11,842
11/30/2019	$12,080	$12,019	$12,139	$11,836
12/31/2019	$12,127	$12,056	$12,168	$11,828
1/31/2020	$12,397	$12,273	$12,401	$12,056
2/29/2020	$12,635	$12,431	$12,596	$12,273
3/31/2020	$11,775	$11,980	$11,886	$12,201
4/30/2020	$11,501	$11,830	$11,650	$12,417
5/31/2020	$11,955	$12,206	$12,059	$12,475
6/30/2020	$12,163	$12,307	$12,230	$12,554
7/31/2020	$12,425	$12,514	$12,451	$12,741
8/31/2020	$12,363	$12,455	$12,398	$12,638
9/30/2020	$12,344	$12,458	$12,398	$12,632
10/31/2020	$12,325	$12,420	$12,377	$12,575
11/30/2020	$12,588	$12,608	$12,611	$12,699
12/31/2020	$12,689	$12,685	$12,704	$12,716
1/31/2021	$12,811	$12,765	$12,806	$12,625
2/28/2021	$12,552	$12,563	$12,591	$12,443
3/31/2021	$12,652	$12,640	$12,680	$12,287
4/30/2021	$12,808	$12,746	$12,818	$12,384
5/31/2021	$12,897	$12,784	$12,901	$12,425
6/30/2021	$12,953	$12,819	$12,958	$12,512
7/31/2021	$13,076	$12,925	$13,068	$12,652
8/31/2021	$12,999	$12,878	$13,011	$12,628
9/30/2021	$12,857	$12,785	$12,891	$12,518
10/31/2021	$12,846	$12,748	$12,877	$12,515
11/30/2021	$12,992	$12,856	$13,001	$12,552
12/31/2021	$13,025	$12,877	$13,019	$12,520
1/31/2022	$12,579	$12,525	$12,652	$12,250
2/28/2022	$12,468	$12,480	$12,571	$12,114
3/31/2022	$11,966	$12,075	$12,143	$11,777
4/30/2022	$11,442	$11,741	$11,711	$11,330
5/31/2022	$11,623	$11,916	$11,880	$11,403
6/30/2022	$11,232	$11,720	$11,554	$11,224
7/31/2022	$11,652	$12,030	$11,931	$11,498
8/31/2022	$11,338	$11,766	$11,648	$11,174
9/30/2022	$10,787	$11,315	$11,118	$10,691
10/31/2022	$10,632	$11,221	$10,977	$10,552
11/30/2022	$11,284	$11,746	$11,585	$10,940
12/31/2022	$11,288	$11,779	$11,586	$10,891
1/31/2023	$11,703	$12,117	$11,962	$11,226
2/28/2023	$11,389	$11,843	$11,662	$10,936
3/31/2023	$11,613	$12,106	$11,865	$11,214
4/30/2023	$11,618	$12,079	$11,867	$11,282
5/31/2023	$11,532	$11,974	$11,784	$11,159
6/30/2023	$11,678	$12,094	$11,872	$11,119
7/31/2023	$11,708	$12,142	$11,904	$11,111
8/31/2023	$11,530	$11,967	$11,750	$11,040
9/30/2023	$11,165	$11,616	$11,403	$10,760
10/31/2023	$10,963	$11,517	$11,202	$10,590
11/30/2023	$11,734	$12,249	$11,982	$11,069
12/31/2023	$12,071	$12,533	$12,306	$11,493
1/31/2024	$12,068	$12,469	$12,304	$11,462
2/29/2024	$12,089	$12,485	$12,325	$11,300
3/31/2024	$12,098	$12,485	$12,346	$11,404
4/30/2024	$11,952	$12,330	$12,197	$11,116
5/31/2024	$11,973	$12,294	$12,217	$11,304
6/30/2024	$12,162	$12,482	$12,433	$11,412
7/31/2024	$12,268	$12,596	$12,536	$11,678
8/31/2024	$12,325	$12,696	$12,620	$11,846
9/30/2024	$12,479	$12,821	$12,761	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A at NAV	11.78%	0.69%	2.47%
Class A with sales charge	9.26%	0.24%	2.24%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper California Municipal Debt Funds Average	11.91%	1.06%	2.47%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 667,621,225
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 2,699,455
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$667,621,225
# of Portfolio Holdings	274
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,699,455

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.21%
  A-7.22%
  A+12.73%
  AA25.04%
  AA-10.22%
  AA+2.93%
  AAA0.17%
  B+0.07%
  BB2.47%
  BB-0.31%
  BB+3.20%
  BBB4.70%
  BBB-3.58%
  BBB+6.68%
  CCC0.10%
  CCC-0.08%
  NR8.29%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020577
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class C
Trading Symbol	CALAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	1.37%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.10%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Tobacco and Industrial Development sectors contributed to relative performance.

Top detractors from the Fund’s performance:  Security selection within the Transportation, Local General Obligation and Education sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,097	$10,069	$10,080	$10,098
11/30/2014	$10,102	$10,086	$10,093	$10,170
12/31/2014	$10,181	$10,137	$10,163	$10,179
1/31/2015	$10,390	$10,316	$10,356	$10,393
2/28/2015	$10,265	$10,210	$10,248	$10,295
3/31/2015	$10,288	$10,240	$10,282	$10,343
4/30/2015	$10,217	$10,186	$10,215	$10,306
5/31/2015	$10,194	$10,158	$10,191	$10,281
6/30/2015	$10,133	$10,148	$10,126	$10,169
7/31/2015	$10,185	$10,222	$10,199	$10,240
8/31/2015	$10,209	$10,242	$10,230	$10,225
9/30/2015	$10,289	$10,316	$10,303	$10,294
10/31/2015	$10,341	$10,357	$10,350	$10,296
11/30/2015	$10,395	$10,398	$10,409	$10,269
12/31/2015	$10,485	$10,472	$10,506	$10,235
1/31/2016	$10,615	$10,596	$10,612	$10,376
2/29/2016	$10,630	$10,613	$10,624	$10,450
3/31/2016	$10,683	$10,647	$10,694	$10,546
4/30/2016	$10,774	$10,725	$10,784	$10,586
5/31/2016	$10,836	$10,754	$10,839	$10,589
6/30/2016	$11,053	$10,925	$11,036	$10,779
7/31/2016	$11,056	$10,932	$11,021	$10,847
8/31/2016	$11,068	$10,947	$11,049	$10,835
9/30/2016	$11,031	$10,892	$10,995	$10,829
10/31/2016	$10,887	$10,778	$10,870	$10,746
11/30/2016	$10,363	$10,376	$10,394	$10,492
12/31/2016	$10,434	$10,497	$10,502	$10,506
1/31/2017	$10,526	$10,567	$10,558	$10,527
2/28/2017	$10,608	$10,640	$10,634	$10,598
3/31/2017	$10,621	$10,663	$10,671	$10,592
4/30/2017	$10,703	$10,740	$10,830	$10,674
5/31/2017	$10,863	$10,911	$11,004	$10,756
6/30/2017	$10,846	$10,872	$10,990	$10,745
7/31/2017	$10,917	$10,960	$11,056	$10,792
8/31/2017	$11,007	$11,043	$11,147	$10,888
9/30/2017	$10,938	$10,987	$11,096	$10,836
10/31/2017	$10,959	$11,014	$11,114	$10,843
11/30/2017	$10,941	$10,955	$11,094	$10,829
12/31/2017	$11,063	$11,069	$11,212	$10,879
1/31/2018	$10,924	$10,939	$11,088	$10,753
2/28/2018	$10,867	$10,906	$11,037	$10,651
3/31/2018	$10,949	$10,947	$11,091	$10,720
4/30/2018	$10,890	$10,908	$11,056	$10,640
5/31/2018	$11,034	$11,033	$11,198	$10,716
6/30/2018	$11,056	$11,042	$11,209	$10,703
7/31/2018	$11,058	$11,069	$11,226	$10,705
8/31/2018	$11,101	$11,097	$11,257	$10,774
9/30/2018	$11,001	$11,025	$11,177	$10,705
10/31/2018	$10,881	$10,957	$11,073	$10,620
11/30/2018	$10,956	$11,079	$11,160	$10,683
12/31/2018	$11,051	$11,211	$11,272	$10,880
1/31/2019	$11,115	$11,296	$11,333	$10,995
2/28/2019	$11,182	$11,357	$11,395	$10,989
3/31/2019	$11,401	$11,536	$11,595	$11,200
4/30/2019	$11,476	$11,579	$11,651	$11,203
5/31/2019	$11,664	$11,739	$11,836	$11,402
6/30/2019	$11,707	$11,782	$11,881	$11,545
7/31/2019	$11,791	$11,877	$11,967	$11,570
8/31/2019	$12,051	$12,065	$12,189	$11,870
9/30/2019	$11,956	$11,968	$12,108	$11,807
10/31/2019	$11,955	$11,989	$12,111	$11,842
11/30/2019	$11,964	$12,019	$12,139	$11,836
12/31/2019	$12,015	$12,056	$12,168	$11,828
1/31/2020	$12,275	$12,273	$12,401	$12,056
2/29/2020	$12,495	$12,431	$12,596	$12,273
3/31/2020	$11,637	$11,980	$11,886	$12,201
4/30/2020	$11,360	$11,830	$11,650	$12,417
5/31/2020	$11,802	$12,206	$12,059	$12,475
6/30/2020	$12,012	$12,307	$12,230	$12,554
7/31/2020	$12,253	$12,514	$12,451	$12,741
8/31/2020	$12,195	$12,455	$12,398	$12,638
9/30/2020	$12,169	$12,458	$12,398	$12,632
10/31/2020	$12,144	$12,420	$12,377	$12,575
11/30/2020	$12,397	$12,608	$12,611	$12,699
12/31/2020	$12,478	$12,685	$12,704	$12,716
1/31/2021	$12,591	$12,765	$12,806	$12,625
2/28/2021	$12,341	$12,563	$12,591	$12,443
3/31/2021	$12,422	$12,640	$12,680	$12,287
4/30/2021	$12,568	$12,746	$12,818	$12,384
5/31/2021	$12,649	$12,784	$12,901	$12,425
6/30/2021	$12,698	$12,819	$12,958	$12,512
7/31/2021	$12,811	$12,925	$13,068	$12,652
8/31/2021	$12,740	$12,878	$13,011	$12,628
9/30/2021	$12,594	$12,785	$12,891	$12,518
10/31/2021	$12,566	$12,748	$12,877	$12,515
11/30/2021	$12,701	$12,856	$13,001	$12,552
12/31/2021	$12,727	$12,877	$13,019	$12,520
1/31/2022	$12,285	$12,525	$12,652	$12,250
2/28/2022	$12,181	$12,480	$12,571	$12,114
3/31/2022	$11,685	$12,075	$12,143	$11,777
4/30/2022	$11,157	$11,741	$11,711	$11,330
5/31/2022	$11,328	$11,916	$11,880	$11,403
6/30/2022	$10,952	$11,720	$11,554	$11,224
7/31/2022	$11,343	$12,030	$11,931	$11,498
8/31/2022	$11,032	$11,766	$11,648	$11,174
9/30/2022	$10,490	$11,315	$11,118	$10,691
10/31/2022	$10,334	$11,221	$10,977	$10,552
11/30/2022	$10,963	$11,746	$11,585	$10,940
12/31/2022	$10,971	$11,779	$11,586	$10,891
1/31/2023	$11,358	$12,117	$11,962	$11,226
2/28/2023	$11,047	$11,843	$11,662	$10,936
3/31/2023	$11,258	$12,106	$11,865	$11,214
4/30/2023	$11,269	$12,079	$11,867	$11,282
5/31/2023	$11,180	$11,974	$11,784	$11,159
6/30/2023	$11,304	$12,094	$11,872	$11,119
7/31/2023	$11,327	$12,142	$11,904	$11,111
8/31/2023	$11,149	$11,967	$11,750	$11,040
9/30/2023	$10,801	$11,616	$11,403	$10,760
10/31/2023	$10,600	$11,517	$11,202	$10,590
11/30/2023	$11,340	$12,249	$11,982	$11,069
12/31/2023	$11,660	$12,533	$12,306	$11,493
1/31/2024	$11,639	$12,469	$12,304	$11,462
2/29/2024	$11,654	$12,485	$12,325	$11,300
3/31/2024	$11,657	$12,485	$12,346	$11,404
4/30/2024	$11,511	$12,330	$12,197	$11,116
5/31/2024	$11,526	$12,294	$12,217	$11,304
6/30/2024	$11,713	$12,482	$12,433	$11,412
7/31/2024	$11,797	$12,596	$12,536	$11,678
8/31/2024	$11,858	$12,696	$12,620	$11,846
9/30/2024	$12,000	$12,821	$12,761	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C at NAV	11.10%	0.07%	1.84%
Class C with sales charge	10.10%	0.07%	1.84%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper California Municipal Debt Funds Average	11.91%	1.06%	2.47%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 667,621,225
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 2,699,455
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$667,621,225
# of Portfolio Holdings	274
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,699,455

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.21%
  A-7.22%
  A+12.73%
  AA25.04%
  AA-10.22%
  AA+2.93%
  AAA0.17%
  B+0.07%
  BB2.47%
  BB-0.31%
  BB+3.20%
  BBB4.70%
  BBB-3.58%
  BBB+6.68%
  CCC0.10%
  CCC-0.08%
  NR8.29%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054742
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class F
Trading Symbol	LCFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.89%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Tobacco and Industrial Development sectors contributed to relative performance.

Top detractors from the Fund’s performance:  Security selection within the Transportation, Local General Obligation and Education sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,103	$10,069	$10,080	$10,098
11/30/2014	$10,114	$10,086	$10,093	$10,170
12/31/2014	$10,200	$10,137	$10,163	$10,179
1/31/2015	$10,406	$10,316	$10,356	$10,393
2/28/2015	$10,286	$10,210	$10,248	$10,295
3/31/2015	$10,315	$10,240	$10,282	$10,343
4/30/2015	$10,251	$10,186	$10,215	$10,306
5/31/2015	$10,233	$10,158	$10,191	$10,281
6/30/2015	$10,188	$10,148	$10,126	$10,169
7/31/2015	$10,247	$10,222	$10,199	$10,240
8/31/2015	$10,277	$10,242	$10,230	$10,225
9/30/2015	$10,364	$10,316	$10,303	$10,294
10/31/2015	$10,423	$10,357	$10,350	$10,296
11/30/2015	$10,483	$10,398	$10,409	$10,269
12/31/2015	$10,581	$10,472	$10,506	$10,235
1/31/2016	$10,718	$10,596	$10,612	$10,376
2/29/2016	$10,740	$10,613	$10,624	$10,450
3/31/2016	$10,790	$10,647	$10,694	$10,546
4/30/2016	$10,889	$10,725	$10,784	$10,586
5/31/2016	$10,958	$10,754	$10,839	$10,589
6/30/2016	$11,184	$10,925	$11,036	$10,779
7/31/2016	$11,194	$10,932	$11,021	$10,847
8/31/2016	$11,223	$10,947	$11,049	$10,835
9/30/2016	$11,183	$10,892	$10,995	$10,829
10/31/2016	$11,053	$10,778	$10,870	$10,746
11/30/2016	$10,528	$10,376	$10,394	$10,492
12/31/2016	$10,607	$10,497	$10,502	$10,506
1/31/2017	$10,706	$10,567	$10,558	$10,527
2/28/2017	$10,786	$10,640	$10,634	$10,598
3/31/2017	$10,806	$10,663	$10,671	$10,592
4/30/2017	$10,896	$10,740	$10,830	$10,674
5/31/2017	$11,066	$10,911	$11,004	$10,756
6/30/2017	$11,065	$10,872	$10,990	$10,745
7/31/2017	$11,145	$10,960	$11,056	$10,792
8/31/2017	$11,244	$11,043	$11,147	$10,888
9/30/2017	$11,180	$10,987	$11,096	$10,836
10/31/2017	$11,209	$11,014	$11,114	$10,843
11/30/2017	$11,188	$10,955	$11,094	$10,829
12/31/2017	$11,329	$11,069	$11,212	$10,879
1/31/2018	$11,193	$10,939	$11,088	$10,753
2/28/2018	$11,141	$10,906	$11,037	$10,651
3/31/2018	$11,221	$10,947	$11,091	$10,720
4/30/2018	$11,179	$10,908	$11,056	$10,640
5/31/2018	$11,333	$11,033	$11,198	$10,716
6/30/2018	$11,352	$11,042	$11,209	$10,703
7/31/2018	$11,371	$11,069	$11,226	$10,705
8/31/2018	$11,411	$11,097	$11,257	$10,774
9/30/2018	$11,315	$11,025	$11,177	$10,705
10/31/2018	$11,198	$10,957	$11,073	$10,620
11/30/2018	$11,292	$11,079	$11,160	$10,683
12/31/2018	$11,397	$11,211	$11,272	$10,880
1/31/2019	$11,459	$11,296	$11,333	$10,995
2/28/2019	$11,535	$11,357	$11,395	$10,989
3/31/2019	$11,779	$11,536	$11,595	$11,200
4/30/2019	$11,863	$11,579	$11,651	$11,203
5/31/2019	$12,064	$11,739	$11,836	$11,402
6/30/2019	$12,116	$11,782	$11,881	$11,545
7/31/2019	$12,199	$11,877	$11,967	$11,570
8/31/2019	$12,487	$12,065	$12,189	$11,870
9/30/2019	$12,396	$11,968	$12,108	$11,807
10/31/2019	$12,392	$11,989	$12,111	$11,842
11/30/2019	$12,420	$12,019	$12,139	$11,836
12/31/2019	$12,469	$12,056	$12,168	$11,828
1/31/2020	$12,748	$12,273	$12,401	$12,056
2/29/2020	$12,994	$12,431	$12,596	$12,273
3/31/2020	$12,110	$11,980	$11,886	$12,201
4/30/2020	$11,829	$11,830	$11,650	$12,417
5/31/2020	$12,297	$12,206	$12,059	$12,475
6/30/2020	$12,512	$12,307	$12,230	$12,554
7/31/2020	$12,783	$12,514	$12,451	$12,741
8/31/2020	$12,719	$12,455	$12,398	$12,638
9/30/2020	$12,701	$12,458	$12,398	$12,632
10/31/2020	$12,683	$12,420	$12,377	$12,575
11/30/2020	$12,955	$12,608	$12,611	$12,699
12/31/2020	$13,059	$12,685	$12,704	$12,716
1/31/2021	$13,186	$12,765	$12,806	$12,625
2/28/2021	$12,921	$12,563	$12,591	$12,443
3/31/2021	$13,025	$12,640	$12,680	$12,287
4/30/2021	$13,186	$12,746	$12,818	$12,384
5/31/2021	$13,279	$12,784	$12,901	$12,425
6/30/2021	$13,338	$12,819	$12,958	$12,512
7/31/2021	$13,465	$12,925	$13,068	$12,652
8/31/2021	$13,387	$12,878	$13,011	$12,628
9/30/2021	$13,242	$12,785	$12,891	$12,518
10/31/2021	$13,232	$12,748	$12,877	$12,515
11/30/2021	$13,383	$12,856	$13,001	$12,552
12/31/2021	$13,418	$12,877	$13,019	$12,520
1/31/2022	$12,960	$12,525	$12,652	$12,250
2/28/2022	$12,847	$12,480	$12,571	$12,114
3/31/2022	$12,331	$12,075	$12,143	$11,777
4/30/2022	$11,792	$11,741	$11,711	$11,330
5/31/2022	$11,979	$11,916	$11,880	$11,403
6/30/2022	$11,589	$11,720	$11,554	$11,224
7/31/2022	$12,011	$12,030	$11,931	$11,498
8/31/2022	$11,688	$11,766	$11,648	$11,174
9/30/2022	$11,121	$11,315	$11,118	$10,691
10/31/2022	$10,962	$11,221	$10,977	$10,552
11/30/2022	$11,636	$11,746	$11,585	$10,940
12/31/2022	$11,641	$11,779	$11,586	$10,891
1/31/2023	$12,070	$12,117	$11,962	$11,226
2/28/2023	$11,746	$11,843	$11,662	$10,936
3/31/2023	$11,978	$12,106	$11,865	$11,214
4/30/2023	$11,997	$12,079	$11,867	$11,282
5/31/2023	$11,897	$11,974	$11,784	$11,159
6/30/2023	$12,049	$12,094	$11,872	$11,119
7/31/2023	$12,081	$12,142	$11,904	$11,111
8/31/2023	$11,898	$11,967	$11,750	$11,040
9/30/2023	$11,522	$11,616	$11,403	$10,760
10/31/2023	$11,314	$11,517	$11,202	$10,590
11/30/2023	$12,111	$12,249	$11,982	$11,069
12/31/2023	$12,461	$12,533	$12,306	$11,493
1/31/2024	$12,458	$12,469	$12,304	$11,462
2/29/2024	$12,481	$12,485	$12,325	$11,300
3/31/2024	$12,491	$12,485	$12,346	$11,404
4/30/2024	$12,342	$12,330	$12,197	$11,116
5/31/2024	$12,365	$12,294	$12,217	$11,304
6/30/2024	$12,561	$12,482	$12,433	$11,412
7/31/2024	$12,671	$12,596	$12,536	$11,678
8/31/2024	$12,731	$12,696	$12,620	$11,846
9/30/2024	$12,892	$12,821	$12,761	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class F at NAV	11.89%	0.79%	2.57%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper California Municipal Debt Funds Average	11.91%	1.06%	2.47%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 667,621,225
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 2,699,455
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$667,621,225
# of Portfolio Holdings	274
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,699,455

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.21%
  A-7.22%
  A+12.73%
  AA25.04%
  AA-10.22%
  AA+2.93%
  AAA0.17%
  B+0.07%
  BB2.47%
  BB-0.31%
  BB+3.20%
  BBB4.70%
  BBB-3.58%
  BBB+6.68%
  CCC0.10%
  CCC-0.08%
  NR8.29%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188221
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class F3
Trading Symbol	LCFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.04%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Tobacco and Industrial Development sectors contributed to relative performance.

Top detractors from the Fund’s performance:  Security selection within the Transportation, Local General Obligation and Education sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,071	$10,060	$10,130	$10,051
5/31/2017	$10,230	$10,219	$10,293	$10,128
6/30/2017	$10,230	$10,183	$10,280	$10,118
7/31/2017	$10,295	$10,265	$10,341	$10,162
8/31/2017	$10,388	$10,343	$10,427	$10,253
9/30/2017	$10,330	$10,291	$10,379	$10,204
10/31/2017	$10,358	$10,316	$10,396	$10,210
11/30/2017	$10,348	$10,260	$10,377	$10,197
12/31/2017	$10,470	$10,368	$10,487	$10,244
1/31/2018	$10,346	$10,246	$10,371	$10,126
2/28/2018	$10,308	$10,215	$10,324	$10,030
3/31/2018	$10,384	$10,253	$10,374	$10,094
4/30/2018	$10,345	$10,216	$10,341	$10,019
5/31/2018	$10,488	$10,333	$10,474	$10,091
6/30/2018	$10,507	$10,342	$10,485	$10,078
7/31/2018	$10,517	$10,367	$10,500	$10,080
8/31/2018	$10,565	$10,394	$10,529	$10,145
9/30/2018	$10,477	$10,326	$10,455	$10,080
10/31/2018	$10,370	$10,263	$10,357	$10,000
11/30/2018	$10,448	$10,376	$10,439	$10,060
12/31/2018	$10,546	$10,501	$10,543	$10,245
1/31/2019	$10,614	$10,580	$10,601	$10,354
2/28/2019	$10,685	$10,637	$10,658	$10,348
3/31/2019	$10,903	$10,805	$10,846	$10,546
4/30/2019	$10,991	$10,845	$10,898	$10,549
5/31/2019	$11,169	$10,995	$11,071	$10,736
6/30/2019	$11,218	$11,035	$11,113	$10,871
7/31/2019	$11,306	$11,124	$11,194	$10,895
8/31/2019	$11,564	$11,300	$11,401	$11,177
9/30/2019	$11,481	$11,209	$11,325	$11,118
10/31/2019	$11,488	$11,229	$11,328	$11,151
11/30/2019	$11,515	$11,257	$11,354	$11,146
12/31/2019	$11,562	$11,292	$11,382	$11,138
1/31/2020	$11,822	$11,495	$11,599	$11,352
2/29/2020	$12,041	$11,643	$11,782	$11,557
3/31/2020	$11,233	$11,221	$11,118	$11,489
4/30/2020	$10,973	$11,080	$10,897	$11,693
5/31/2020	$11,409	$11,432	$11,280	$11,747
6/30/2020	$11,610	$11,526	$11,440	$11,821
7/31/2020	$11,851	$11,720	$11,646	$11,998
8/31/2020	$11,804	$11,665	$11,597	$11,901
9/30/2020	$11,788	$11,668	$11,597	$11,894
10/31/2020	$11,772	$11,633	$11,577	$11,841
11/30/2020	$12,027	$11,808	$11,796	$11,958
12/31/2020	$12,125	$11,880	$11,883	$11,974
1/31/2021	$12,233	$11,956	$11,978	$11,888
2/28/2021	$11,998	$11,766	$11,777	$11,716
3/31/2021	$12,086	$11,839	$11,860	$11,570
4/30/2021	$12,247	$11,938	$11,990	$11,662
5/31/2021	$12,324	$11,974	$12,067	$11,700
6/30/2021	$12,391	$12,007	$12,120	$11,782
7/31/2021	$12,500	$12,106	$12,223	$11,914
8/31/2021	$12,440	$12,062	$12,170	$11,891
9/30/2021	$12,306	$11,975	$12,058	$11,788
10/31/2021	$12,287	$11,940	$12,045	$11,785
11/30/2021	$12,439	$12,041	$12,161	$11,820
12/31/2021	$12,463	$12,061	$12,178	$11,789
1/31/2022	$12,038	$11,731	$11,834	$11,535
2/28/2022	$11,945	$11,688	$11,758	$11,407
3/31/2022	$11,466	$11,310	$11,358	$11,090
4/30/2022	$10,955	$10,997	$10,954	$10,669
5/31/2022	$11,131	$11,160	$11,112	$10,738
6/30/2022	$10,769	$10,977	$10,807	$10,569
7/31/2022	$11,173	$11,267	$11,160	$10,828
8/31/2022	$10,875	$11,020	$10,895	$10,522
9/30/2022	$10,337	$10,597	$10,399	$10,067
10/31/2022	$10,190	$10,509	$10,268	$9,937
11/30/2022	$10,829	$11,001	$10,836	$10,302
12/31/2022	$10,835	$11,032	$10,837	$10,256
1/31/2023	$11,225	$11,349	$11,189	$10,571
2/28/2023	$10,935	$11,093	$10,908	$10,298
3/31/2023	$11,141	$11,339	$11,098	$10,559
4/30/2023	$11,160	$11,313	$11,100	$10,623
5/31/2023	$11,079	$11,215	$11,022	$10,508
6/30/2023	$11,211	$11,327	$11,105	$10,470
7/31/2023	$11,253	$11,372	$11,135	$10,463
8/31/2023	$11,072	$11,208	$10,991	$10,396
9/30/2023	$10,734	$10,880	$10,666	$10,132
10/31/2023	$10,542	$10,787	$10,478	$9,972
11/30/2023	$11,286	$11,472	$11,208	$10,424
12/31/2023	$11,613	$11,739	$11,511	$10,823
1/31/2024	$11,600	$11,679	$11,509	$10,793
2/29/2024	$11,623	$11,694	$11,528	$10,640
3/31/2024	$11,633	$11,693	$11,548	$10,739
4/30/2024	$11,496	$11,548	$11,409	$10,467
5/31/2024	$11,518	$11,515	$11,427	$10,645
6/30/2024	$11,714	$11,691	$11,629	$10,746
7/31/2024	$11,817	$11,798	$11,726	$10,997
8/31/2024	$11,875	$11,891	$11,804	$11,155
9/30/2024	$12,026	$12,008	$11,936	$11,304

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	12.04%	0.93%	2.49%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.47%
Lipper California Municipal Debt Funds Average	11.91%	1.06%	2.39%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.65%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 667,621,225
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 2,699,455
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$667,621,225
# of Portfolio Holdings	274
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,699,455

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.21%
  A-7.22%
  A+12.73%
  AA25.04%
  AA-10.22%
  AA+2.93%
  AAA0.17%
  B+0.07%
  BB2.47%
  BB-0.31%
  BB+3.20%
  BBB4.70%
  BBB-3.58%
  BBB+6.68%
  CCC0.10%
  CCC-0.08%
  NR8.29%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096845
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class I
Trading Symbol	CAILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.01%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Tobacco and Industrial Development sectors contributed to relative performance.

Top detractors from the Fund’s performance:  Security selection within the Transportation, Local General Obligation and Education sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,094	$10,069	$10,080	$10,098
11/30/2014	$10,115	$10,086	$10,093	$10,170
12/31/2014	$10,192	$10,137	$10,163	$10,179
1/31/2015	$10,408	$10,316	$10,356	$10,393
2/28/2015	$10,289	$10,210	$10,248	$10,295
3/31/2015	$10,319	$10,240	$10,282	$10,343
4/30/2015	$10,256	$10,186	$10,215	$10,306
5/31/2015	$10,239	$10,158	$10,191	$10,281
6/30/2015	$10,185	$10,148	$10,126	$10,169
7/31/2015	$10,244	$10,222	$10,199	$10,240
8/31/2015	$10,275	$10,242	$10,230	$10,225
9/30/2015	$10,363	$10,316	$10,303	$10,294
10/31/2015	$10,423	$10,357	$10,350	$10,296
11/30/2015	$10,484	$10,398	$10,409	$10,269
12/31/2015	$10,583	$10,472	$10,506	$10,235
1/31/2016	$10,722	$10,596	$10,612	$10,376
2/29/2016	$10,744	$10,613	$10,624	$10,450
3/31/2016	$10,805	$10,647	$10,694	$10,546
4/30/2016	$10,904	$10,725	$10,784	$10,586
5/31/2016	$10,974	$10,754	$10,839	$10,589
6/30/2016	$11,201	$10,925	$11,036	$10,779
7/31/2016	$11,213	$10,932	$11,021	$10,847
8/31/2016	$11,233	$10,947	$11,049	$10,835
9/30/2016	$11,203	$10,892	$10,995	$10,829
10/31/2016	$11,065	$10,778	$10,870	$10,746
11/30/2016	$10,539	$10,376	$10,394	$10,492
12/31/2016	$10,619	$10,497	$10,502	$10,506
1/31/2017	$10,720	$10,567	$10,558	$10,527
2/28/2017	$10,801	$10,640	$10,634	$10,598
3/31/2017	$10,831	$10,663	$10,671	$10,592
4/30/2017	$10,923	$10,740	$10,830	$10,674
5/31/2017	$11,094	$10,911	$11,004	$10,756
6/30/2017	$11,084	$10,872	$10,990	$10,745
7/31/2017	$11,165	$10,960	$11,056	$10,792
8/31/2017	$11,265	$11,043	$11,147	$10,888
9/30/2017	$11,202	$10,987	$11,096	$10,836
10/31/2017	$11,232	$11,014	$11,114	$10,843
11/30/2017	$11,221	$10,955	$11,094	$10,829
12/31/2017	$11,354	$11,069	$11,212	$10,879
1/31/2018	$11,219	$10,939	$11,088	$10,753
2/28/2018	$11,167	$10,906	$11,037	$10,651
3/31/2018	$11,249	$10,947	$11,091	$10,720
4/30/2018	$11,207	$10,908	$11,056	$10,640
5/31/2018	$11,362	$11,033	$11,198	$10,716
6/30/2018	$11,393	$11,042	$11,209	$10,703
7/31/2018	$11,402	$11,069	$11,226	$10,705
8/31/2018	$11,444	$11,097	$11,257	$10,774
9/30/2018	$11,359	$11,025	$11,177	$10,705
10/31/2018	$11,232	$10,957	$11,073	$10,620
11/30/2018	$11,327	$11,079	$11,160	$10,683
12/31/2018	$11,433	$11,211	$11,272	$10,880
1/31/2019	$11,496	$11,296	$11,333	$10,995
2/28/2019	$11,584	$11,357	$11,395	$10,989
3/31/2019	$11,819	$11,536	$11,595	$11,200
4/30/2019	$11,904	$11,579	$11,651	$11,203
5/31/2019	$12,108	$11,739	$11,836	$11,402
6/30/2019	$12,161	$11,782	$11,881	$11,545
7/31/2019	$12,245	$11,877	$11,967	$11,570
8/31/2019	$12,535	$12,065	$12,189	$11,870
9/30/2019	$12,445	$11,968	$12,108	$11,807
10/31/2019	$12,452	$11,989	$12,111	$11,842
11/30/2019	$12,471	$12,019	$12,139	$11,836
12/31/2019	$12,521	$12,056	$12,168	$11,828
1/31/2020	$12,802	$12,273	$12,401	$12,056
2/29/2020	$13,051	$12,431	$12,596	$12,273
3/31/2020	$12,164	$11,980	$11,886	$12,201
4/30/2020	$11,883	$11,830	$11,650	$12,417
5/31/2020	$12,354	$12,206	$12,059	$12,475
6/30/2020	$12,583	$12,307	$12,230	$12,554
7/31/2020	$12,844	$12,514	$12,451	$12,741
8/31/2020	$12,782	$12,455	$12,398	$12,638
9/30/2020	$12,775	$12,458	$12,398	$12,632
10/31/2020	$12,747	$12,420	$12,377	$12,575
11/30/2020	$13,022	$12,608	$12,611	$12,699
12/31/2020	$13,128	$12,685	$12,704	$12,716
1/31/2021	$13,257	$12,765	$12,806	$12,625
2/28/2021	$12,991	$12,563	$12,591	$12,443
3/31/2021	$13,096	$12,640	$12,680	$12,287
4/30/2021	$13,260	$12,746	$12,818	$12,384
5/31/2021	$13,354	$12,784	$12,901	$12,425
6/30/2021	$13,415	$12,819	$12,958	$12,512
7/31/2021	$13,544	$12,925	$13,068	$12,652
8/31/2021	$13,467	$12,878	$13,011	$12,628
9/30/2021	$13,333	$12,785	$12,891	$12,518
10/31/2021	$13,313	$12,748	$12,877	$12,515
11/30/2021	$13,466	$12,856	$13,001	$12,552
12/31/2021	$13,502	$12,877	$13,019	$12,520
1/31/2022	$13,042	$12,525	$12,652	$12,250
2/28/2022	$12,929	$12,480	$12,571	$12,114
3/31/2022	$12,422	$12,075	$12,143	$11,777
4/30/2022	$11,868	$11,741	$11,711	$11,330
5/31/2022	$12,058	$11,916	$11,880	$11,403
6/30/2022	$11,666	$11,720	$11,554	$11,224
7/31/2022	$12,092	$12,030	$11,931	$11,498
8/31/2022	$11,768	$11,766	$11,648	$11,174
9/30/2022	$11,197	$11,315	$11,118	$10,691
10/31/2022	$11,038	$11,221	$10,977	$10,552
11/30/2022	$11,718	$11,746	$11,585	$10,940
12/31/2022	$11,724	$11,779	$11,586	$10,891
1/31/2023	$12,158	$12,117	$11,962	$11,226
2/28/2023	$11,832	$11,843	$11,662	$10,936
3/31/2023	$12,067	$12,106	$11,865	$11,214
4/30/2023	$12,087	$12,079	$11,867	$11,282
5/31/2023	$11,988	$11,974	$11,784	$11,159
6/30/2023	$12,141	$12,094	$11,872	$11,119
7/31/2023	$12,175	$12,142	$11,904	$11,111
8/31/2023	$11,991	$11,967	$11,750	$11,040
9/30/2023	$11,613	$11,616	$11,403	$10,760
10/31/2023	$11,416	$11,517	$11,202	$10,590
11/30/2023	$12,221	$12,249	$11,982	$11,069
12/31/2023	$12,563	$12,533	$12,306	$11,493
1/31/2024	$12,561	$12,469	$12,304	$11,462
2/29/2024	$12,585	$12,485	$12,325	$11,300
3/31/2024	$12,596	$12,485	$12,346	$11,404
4/30/2024	$12,447	$12,330	$12,197	$11,116
5/31/2024	$12,471	$12,294	$12,217	$11,304
6/30/2024	$12,682	$12,482	$12,433	$11,412
7/31/2024	$12,782	$12,596	$12,536	$11,678
8/31/2024	$12,856	$12,696	$12,620	$11,846
9/30/2024	$13,007	$12,821	$12,761	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I at NAV	12.01%	0.89%	2.66%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper California Municipal Debt Funds Average	11.91%	1.06%	2.47%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 667,621,225
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 2,699,455
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$667,621,225
# of Portfolio Holdings	274
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,699,455

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.21%
  A-7.22%
  A+12.73%
  AA25.04%
  AA-10.22%
  AA+2.93%
  AAA0.17%
  B+0.07%
  BB2.47%
  BB-0.31%
  BB+3.20%
  BBB4.70%
  BBB-3.58%
  BBB+6.68%
  CCC0.10%
  CCC-0.08%
  NR8.29%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096630
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class A
Trading Symbol	LISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.80%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care, Industrial Development and Transportation sectors contributed to relative performance. Security selection within the Transportation, Health Care and State General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: There were no significant detractors over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
9/30/2014	$9,774	$10,000	$10,000
10/31/2014	$9,843	$10,052	$10,098
11/30/2014	$9,857	$10,063	$10,170
12/31/2014	$9,889	$10,090	$10,179
1/31/2015	$10,066	$10,243	$10,393
2/28/2015	$9,980	$10,154	$10,295
3/31/2015	$10,002	$10,175	$10,343
4/30/2015	$9,960	$10,137	$10,306
5/31/2015	$9,928	$10,108	$10,281
6/30/2015	$9,887	$10,107	$10,169
7/31/2015	$9,919	$10,169	$10,240
8/31/2015	$9,933	$10,188	$10,225
9/30/2015	$10,021	$10,261	$10,294
10/31/2015	$10,081	$10,299	$10,296
11/30/2015	$10,114	$10,321	$10,269
12/31/2015	$10,172	$10,375	$10,235
1/31/2016	$10,289	$10,498	$10,376
2/29/2016	$10,312	$10,517	$10,450
3/31/2016	$10,334	$10,527	$10,546
4/30/2016	$10,394	$10,590	$10,586
5/31/2016	$10,416	$10,595	$10,589
6/30/2016	$10,570	$10,726	$10,779
7/31/2016	$10,592	$10,741	$10,847
8/31/2016	$10,603	$10,745	$10,835
9/30/2016	$10,575	$10,706	$10,829
10/31/2016	$10,481	$10,618	$10,746
11/30/2016	$10,063	$10,277	$10,492
12/31/2016	$10,106	$10,376	$10,506
1/31/2017	$10,196	$10,450	$10,527
2/28/2017	$10,257	$10,519	$10,598
3/31/2017	$10,278	$10,537	$10,592
4/30/2017	$10,368	$10,612	$10,674
5/31/2017	$10,495	$10,751	$10,756
6/30/2017	$10,467	$10,710	$10,745
7/31/2017	$10,545	$10,788	$10,792
8/31/2017	$10,652	$10,860	$10,888
9/30/2017	$10,595	$10,810	$10,836
10/31/2017	$10,606	$10,825	$10,843
11/30/2017	$10,540	$10,737	$10,829
12/31/2017	$10,620	$10,826	$10,879
1/31/2018	$10,524	$10,731	$10,753
2/28/2018	$10,488	$10,704	$10,651
3/31/2018	$10,510	$10,727	$10,720
4/30/2018	$10,483	$10,699	$10,640
5/31/2018	$10,594	$10,799	$10,716
6/30/2018	$10,617	$10,818	$10,703
7/31/2018	$10,650	$10,853	$10,705
8/31/2018	$10,673	$10,872	$10,774
9/30/2018	$10,616	$10,811	$10,705
10/31/2018	$10,540	$10,767	$10,620
11/30/2018	$10,635	$10,877	$10,683
12/31/2018	$10,740	$10,997	$10,880
1/31/2019	$10,816	$11,090	$10,995
2/28/2019	$10,893	$11,144	$10,989
3/31/2019	$11,060	$11,274	$11,200
4/30/2019	$11,096	$11,296	$11,203
5/31/2019	$11,263	$11,434	$11,402
6/30/2019	$11,319	$11,481	$11,545
7/31/2019	$11,405	$11,571	$11,570
8/31/2019	$11,583	$11,706	$11,870
9/30/2019	$11,495	$11,611	$11,807
10/31/2019	$11,498	$11,641	$11,842
11/30/2019	$11,523	$11,668	$11,836
12/31/2019	$11,558	$11,705	$11,828
1/31/2020	$11,788	$11,884	$12,056
2/29/2020	$11,958	$11,996	$12,273
3/31/2020	$11,202	$11,646	$12,201
4/30/2020	$11,007	$11,564	$12,417
5/31/2020	$11,354	$11,891	$12,475
6/30/2020	$11,576	$11,960	$12,554
7/31/2020	$11,787	$12,128	$12,741
8/31/2020	$11,757	$12,088	$12,638
9/30/2020	$11,716	$12,098	$12,632
10/31/2020	$11,696	$12,067	$12,575
11/30/2020	$11,909	$12,200	$12,699
12/31/2020	$12,037	$12,259	$12,716
1/31/2021	$12,169	$12,317	$12,625
2/28/2021	$11,958	$12,161	$12,443
3/31/2021	$12,032	$12,219	$12,287
4/30/2021	$12,160	$12,295	$12,384
5/31/2021	$12,225	$12,313	$12,425
6/30/2021	$12,278	$12,329	$12,512
7/31/2021	$12,372	$12,419	$12,652
8/31/2021	$12,327	$12,394	$12,628
9/30/2021	$12,207	$12,318	$12,518
10/31/2021	$12,162	$12,281	$12,515
11/30/2021	$12,278	$12,347	$12,552
12/31/2021	$12,287	$12,365	$12,520
1/31/2022	$11,937	$12,063	$12,250
2/28/2022	$11,849	$12,025	$12,114
3/31/2022	$11,467	$11,705	$11,777
4/30/2022	$11,129	$11,460	$11,330
5/31/2022	$11,237	$11,621	$11,403
6/30/2022	$11,029	$11,524	$11,224
7/31/2022	$11,313	$11,781	$11,498
8/31/2022	$11,104	$11,577	$11,174
9/30/2022	$10,698	$11,226	$10,691
10/31/2022	$10,600	$11,183	$10,552
11/30/2022	$11,032	$11,575	$10,940
12/31/2022	$11,045	$11,629	$10,891
1/31/2023	$11,357	$11,891	$11,226
2/28/2023	$11,149	$11,667	$10,936
3/31/2023	$11,330	$11,893	$11,214
4/30/2023	$11,344	$11,860	$11,282
5/31/2023	$11,257	$11,755	$11,159
6/30/2023	$11,352	$11,844	$11,119
7/31/2023	$11,389	$11,891	$11,111
8/31/2023	$11,281	$11,771	$11,040
9/30/2023	$11,037	$11,506	$10,760
10/31/2023	$10,918	$11,459	$10,590
11/30/2023	$11,457	$12,013	$11,069
12/31/2023	$11,724	$12,240	$11,493
1/31/2024	$11,719	$12,193	$11,462
2/29/2024	$11,750	$12,205	$11,300
3/31/2024	$11,779	$12,205	$11,404
4/30/2024	$11,673	$12,080	$11,116
5/31/2024	$11,669	$12,008	$11,304
6/30/2024	$11,827	$12,163	$11,412
7/31/2024	$11,904	$12,271	$11,678
8/31/2024	$11,993	$12,379	$11,846
9/30/2024	$12,119	$12,480	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A at NAV	9.80%	1.06%	2.17%
Class A with sales charge	7.38%	0.60%	1.94%
Bloomberg 1-15 Year Municipal Bond Index	8.47%	1.45%	2.24%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,957,534,804
Holdings Count | Holding	886
Advisory Fees Paid, Amount	$ 18,635,236
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$4,957,534,804
# of Portfolio Holdings	886
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$18,635,236

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.96%
  A-8.12%
  A+12.71%
  AA11.41%
  AA-8.70%
  AA+6.09%
  AAA4.90%
  B0.39%
  B-0.16%
  B+0.51%
  BB1.36%
  BB-1.25%
  BB+2.47%
  BBB5.69%
  BBB-7.74%
  BBB+7.91%
  NR8.63%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096632
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class C
Trading Symbol	LISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	1.32%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.03%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care, Industrial Development and Transportation sectors contributed to relative performance. Security selection within the Transportation, Health Care and State General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: There were no significant detractors over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,064	$10,052	$10,098
11/30/2014	$10,074	$10,063	$10,170
12/31/2014	$10,101	$10,090	$10,179
1/31/2015	$10,276	$10,243	$10,393
2/28/2015	$10,184	$10,154	$10,295
3/31/2015	$10,201	$10,175	$10,343
4/30/2015	$10,154	$10,137	$10,306
5/31/2015	$10,115	$10,108	$10,281
6/30/2015	$10,059	$10,107	$10,169
7/31/2015	$10,096	$10,169	$10,240
8/31/2015	$10,104	$10,188	$10,225
9/30/2015	$10,189	$10,261	$10,294
10/31/2015	$10,244	$10,299	$10,296
11/30/2015	$10,263	$10,321	$10,269
12/31/2015	$10,326	$10,375	$10,235
1/31/2016	$10,430	$10,498	$10,376
2/29/2016	$10,457	$10,517	$10,450
3/31/2016	$10,465	$10,527	$10,546
4/30/2016	$10,530	$10,590	$10,586
5/31/2016	$10,536	$10,595	$10,589
6/30/2016	$10,697	$10,726	$10,779
7/31/2016	$10,704	$10,741	$10,847
8/31/2016	$10,709	$10,745	$10,835
9/30/2016	$10,685	$10,706	$10,829
10/31/2016	$10,575	$10,618	$10,746
11/30/2016	$10,156	$10,277	$10,492
12/31/2016	$10,195	$10,376	$10,506
1/31/2017	$10,270	$10,450	$10,527
2/28/2017	$10,336	$10,519	$10,598
3/31/2017	$10,352	$10,537	$10,592
4/30/2017	$10,436	$10,612	$10,674
5/31/2017	$10,559	$10,751	$10,756
6/30/2017	$10,516	$10,710	$10,745
7/31/2017	$10,589	$10,788	$10,792
8/31/2017	$10,691	$10,860	$10,888
9/30/2017	$10,637	$10,810	$10,836
10/31/2017	$10,633	$10,825	$10,843
11/30/2017	$10,571	$10,737	$10,829
12/31/2017	$10,646	$10,826	$10,879
1/31/2018	$10,544	$10,731	$10,753
2/28/2018	$10,493	$10,704	$10,651
3/31/2018	$10,519	$10,727	$10,720
4/30/2018	$10,487	$10,699	$10,640
5/31/2018	$10,593	$10,799	$10,716
6/30/2018	$10,600	$10,818	$10,703
7/31/2018	$10,637	$10,853	$10,705
8/31/2018	$10,645	$10,872	$10,774
9/30/2018	$10,593	$10,811	$10,705
10/31/2018	$10,511	$10,767	$10,620
11/30/2018	$10,601	$10,877	$10,683
12/31/2018	$10,690	$10,997	$10,880
1/31/2019	$10,770	$11,090	$10,995
2/28/2019	$10,842	$11,144	$10,989
3/31/2019	$10,993	$11,274	$11,200
4/30/2019	$11,033	$11,296	$11,203
5/31/2019	$11,193	$11,434	$11,402
6/30/2019	$11,244	$11,481	$11,545
7/31/2019	$11,313	$11,571	$11,570
8/31/2019	$11,494	$11,706	$11,870
9/30/2019	$11,401	$11,611	$11,807
10/31/2019	$11,398	$11,641	$11,842
11/30/2019	$11,407	$11,668	$11,836
12/31/2019	$11,445	$11,705	$11,828
1/31/2020	$11,658	$11,884	$12,056
2/29/2020	$11,820	$11,996	$12,273
3/31/2020	$11,076	$11,646	$12,201
4/30/2020	$10,867	$11,564	$12,417
5/31/2020	$11,215	$11,891	$12,475
6/30/2020	$11,418	$11,960	$12,554
7/31/2020	$11,620	$12,128	$12,741
8/31/2020	$11,595	$12,088	$12,638
9/30/2020	$11,549	$12,098	$12,632
10/31/2020	$11,523	$12,067	$12,575
11/30/2020	$11,716	$12,200	$12,699
12/31/2020	$11,846	$12,259	$12,716
1/31/2021	$11,959	$12,317	$12,625
2/28/2021	$11,756	$12,161	$12,443
3/31/2021	$11,823	$12,219	$12,287
4/30/2021	$11,932	$12,295	$12,384
5/31/2021	$11,989	$12,313	$12,425
6/30/2021	$12,035	$12,329	$12,512
7/31/2021	$12,121	$12,419	$12,652
8/31/2021	$12,070	$12,394	$12,628
9/30/2021	$11,957	$12,318	$12,518
10/31/2021	$11,906	$12,281	$12,515
11/30/2021	$12,003	$12,347	$12,552
12/31/2021	$12,015	$12,365	$12,520
1/31/2022	$11,667	$12,063	$12,250
2/28/2022	$11,575	$12,025	$12,114
3/31/2022	$11,185	$11,705	$11,777
4/30/2022	$10,859	$11,460	$11,330
5/31/2022	$10,958	$11,621	$11,403
6/30/2022	$10,750	$11,524	$11,224
7/31/2022	$11,021	$11,781	$11,498
8/31/2022	$10,801	$11,577	$11,174
9/30/2022	$10,399	$11,226	$10,691
10/31/2022	$10,309	$11,183	$10,552
11/30/2022	$10,724	$11,575	$10,940
12/31/2022	$10,731	$11,629	$10,891
1/31/2023	$11,028	$11,891	$11,226
2/28/2023	$10,822	$11,667	$10,936
3/31/2023	$10,991	$11,893	$11,214
4/30/2023	$10,999	$11,860	$11,282
5/31/2023	$10,909	$11,755	$11,159
6/30/2023	$10,996	$11,844	$11,119
7/31/2023	$11,026	$11,891	$11,111
8/31/2023	$10,915	$11,771	$11,040
9/30/2023	$10,674	$11,506	$10,760
10/31/2023	$10,553	$11,459	$10,590
11/30/2023	$11,058	$12,013	$11,069
12/31/2023	$11,311	$12,240	$11,493
1/31/2024	$11,300	$12,193	$11,462
2/29/2024	$11,335	$12,205	$11,300
3/31/2024	$11,347	$12,205	$11,404
4/30/2024	$11,250	$12,080	$11,116
5/31/2024	$11,240	$12,008	$11,304
6/30/2024	$11,375	$12,163	$11,412
7/31/2024	$11,455	$12,271	$11,678
8/31/2024	$11,535	$12,379	$11,846
9/30/2024	$11,638	$12,480	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C at NAV	9.03%	0.41%	1.53%
Class C with sales charge	8.03%	0.41%	1.53%
Bloomberg 1-15 Year Municipal Bond Index	8.47%	1.45%	2.24%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,957,534,804
Holdings Count | Holding	886
Advisory Fees Paid, Amount	$ 18,635,236
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$4,957,534,804
# of Portfolio Holdings	886
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$18,635,236

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.96%
  A-8.12%
  A+12.71%
  AA11.41%
  AA-8.70%
  AA+6.09%
  AAA4.90%
  B0.39%
  B-0.16%
  B+0.51%
  BB1.36%
  BB-1.25%
  BB+2.47%
  BBB5.69%
  BBB-7.74%
  BBB+7.91%
  NR8.63%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096627
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class F
Trading Symbol	LISFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.80%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care, Industrial Development and Transportation sectors contributed to relative performance. Security selection within the Transportation, Health Care and State General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: There were no significant detractors over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,071	$10,052	$10,098
11/30/2014	$10,086	$10,063	$10,170
12/31/2014	$10,119	$10,090	$10,179
1/31/2015	$10,301	$10,243	$10,393
2/28/2015	$10,214	$10,154	$10,295
3/31/2015	$10,237	$10,175	$10,343
4/30/2015	$10,196	$10,137	$10,306
5/31/2015	$10,164	$10,108	$10,281
6/30/2015	$10,113	$10,107	$10,169
7/31/2015	$10,157	$10,169	$10,240
8/31/2015	$10,172	$10,188	$10,225
9/30/2015	$10,262	$10,261	$10,294
10/31/2015	$10,325	$10,299	$10,296
11/30/2015	$10,349	$10,321	$10,269
12/31/2015	$10,419	$10,375	$10,235
1/31/2016	$10,540	$10,498	$10,376
2/29/2016	$10,564	$10,517	$10,450
3/31/2016	$10,578	$10,527	$10,546
4/30/2016	$10,650	$10,590	$10,586
5/31/2016	$10,664	$10,595	$10,589
6/30/2016	$10,832	$10,726	$10,779
7/31/2016	$10,846	$10,741	$10,847
8/31/2016	$10,858	$10,745	$10,835
9/30/2016	$10,841	$10,706	$10,829
10/31/2016	$10,745	$10,618	$10,746
11/30/2016	$10,317	$10,277	$10,492
12/31/2016	$10,363	$10,376	$10,506
1/31/2017	$10,445	$10,450	$10,527
2/28/2017	$10,519	$10,519	$10,598
3/31/2017	$10,541	$10,537	$10,592
4/30/2017	$10,634	$10,612	$10,674
5/31/2017	$10,765	$10,751	$10,756
6/30/2017	$10,727	$10,710	$10,745
7/31/2017	$10,809	$10,788	$10,792
8/31/2017	$10,919	$10,860	$10,888
9/30/2017	$10,871	$10,810	$10,836
10/31/2017	$10,874	$10,825	$10,843
11/30/2017	$10,816	$10,737	$10,829
12/31/2017	$10,900	$10,826	$10,879
1/31/2018	$10,802	$10,731	$10,753
2/28/2018	$10,756	$10,704	$10,651
3/31/2018	$10,789	$10,727	$10,720
4/30/2018	$10,762	$10,699	$10,640
5/31/2018	$10,877	$10,799	$10,716
6/30/2018	$10,892	$10,818	$10,703
7/31/2018	$10,936	$10,853	$10,705
8/31/2018	$10,951	$10,872	$10,774
9/30/2018	$10,904	$10,811	$10,705
10/31/2018	$10,826	$10,767	$10,620
11/30/2018	$10,925	$10,877	$10,683
12/31/2018	$11,024	$10,997	$10,880
1/31/2019	$11,112	$11,090	$10,995
2/28/2019	$11,193	$11,144	$10,989
3/31/2019	$11,365	$11,274	$11,200
4/30/2019	$11,402	$11,296	$11,203
5/31/2019	$11,575	$11,434	$11,402
6/30/2019	$11,634	$11,481	$11,545
7/31/2019	$11,713	$11,571	$11,570
8/31/2019	$11,907	$11,706	$11,870
9/30/2019	$11,817	$11,611	$11,807
10/31/2019	$11,822	$11,641	$11,842
11/30/2019	$11,838	$11,668	$11,836
12/31/2019	$11,885	$11,705	$11,828
1/31/2020	$12,113	$11,884	$12,056
2/29/2020	$12,288	$11,996	$12,273
3/31/2020	$11,522	$11,646	$12,201
4/30/2020	$11,323	$11,564	$12,417
5/31/2020	$11,680	$11,891	$12,475
6/30/2020	$11,910	$11,960	$12,554
7/31/2020	$12,117	$12,128	$12,741
8/31/2020	$12,098	$12,088	$12,638
9/30/2020	$12,057	$12,098	$12,632
10/31/2020	$12,037	$12,067	$12,575
11/30/2020	$12,257	$12,200	$12,699
12/31/2020	$12,390	$12,259	$12,716
1/31/2021	$12,516	$12,317	$12,625
2/28/2021	$12,311	$12,161	$12,443
3/31/2021	$12,388	$12,219	$12,287
4/30/2021	$12,510	$12,295	$12,384
5/31/2021	$12,578	$12,313	$12,425
6/30/2021	$12,633	$12,329	$12,512
7/31/2021	$12,732	$12,419	$12,652
8/31/2021	$12,686	$12,394	$12,628
9/30/2021	$12,575	$12,318	$12,518
10/31/2021	$12,529	$12,281	$12,515
11/30/2021	$12,639	$12,347	$12,552
12/31/2021	$12,660	$12,365	$12,520
1/31/2022	$12,301	$12,063	$12,250
2/28/2022	$12,211	$12,025	$12,114
3/31/2022	$11,807	$11,705	$11,777
4/30/2022	$11,471	$11,460	$11,330
5/31/2022	$11,572	$11,621	$11,403
6/30/2022	$11,358	$11,524	$11,224
7/31/2022	$11,652	$11,781	$11,498
8/31/2022	$11,437	$11,577	$11,174
9/30/2022	$11,020	$11,226	$10,691
10/31/2022	$10,931	$11,183	$10,552
11/30/2022	$11,366	$11,575	$10,940
12/31/2022	$11,392	$11,629	$10,891
1/31/2023	$11,714	$11,891	$11,226
2/28/2023	$11,490	$11,667	$10,936
3/31/2023	$11,688	$11,893	$11,214
4/30/2023	$11,692	$11,860	$11,282
5/31/2023	$11,604	$11,755	$11,159
6/30/2023	$11,714	$11,844	$11,119
7/31/2023	$11,754	$11,891	$11,111
8/31/2023	$11,643	$11,771	$11,040
9/30/2023	$11,392	$11,506	$10,760
10/31/2023	$11,270	$11,459	$10,590
11/30/2023	$11,815	$12,013	$11,069
12/31/2023	$12,093	$12,240	$11,493
1/31/2024	$12,088	$12,193	$11,462
2/29/2024	$12,121	$12,205	$11,300
3/31/2024	$12,153	$12,205	$11,404
4/30/2024	$12,055	$12,080	$11,116
5/31/2024	$12,052	$12,008	$11,304
6/30/2024	$12,204	$12,163	$11,412
7/31/2024	$12,297	$12,271	$11,678
8/31/2024	$12,390	$12,379	$11,846
9/30/2024	$12,509	$12,480	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class F at NAV	9.80%	1.14%	2.26%
Bloomberg 1-15 Year Municipal Bond Index	8.47%	1.45%	2.24%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,957,534,804
Holdings Count | Holding	886
Advisory Fees Paid, Amount	$ 18,635,236
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$4,957,534,804
# of Portfolio Holdings	886
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$18,635,236

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.96%
  A-8.12%
  A+12.71%
  AA11.41%
  AA-8.70%
  AA+6.09%
  AAA4.90%
  B0.39%
  B-0.16%
  B+0.51%
  BB1.36%
  BB-1.25%
  BB+2.47%
  BBB5.69%
  BBB-7.74%
  BBB+7.91%
  NR8.63%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188227
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class F3
Trading Symbol	LOISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.97%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care, Industrial Development and Transportation sectors contributed to relative performance. Security selection within the Transportation, Health Care and State General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: There were no significant detractors over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,086	$10,061	$10,051
5/31/2017	$10,202	$10,193	$10,128
6/30/2017	$10,177	$10,154	$10,118
7/31/2017	$10,255	$10,228	$10,162
8/31/2017	$10,361	$10,296	$10,253
9/30/2017	$10,316	$10,248	$10,204
10/31/2017	$10,320	$10,262	$10,210
11/30/2017	$10,257	$10,179	$10,197
12/31/2017	$10,346	$10,263	$10,244
1/31/2018	$10,255	$10,174	$10,126
2/28/2018	$10,212	$10,148	$10,030
3/31/2018	$10,245	$10,170	$10,094
4/30/2018	$10,221	$10,143	$10,019
5/31/2018	$10,321	$10,238	$10,091
6/30/2018	$10,346	$10,256	$10,078
7/31/2018	$10,380	$10,289	$10,080
8/31/2018	$10,404	$10,307	$10,145
9/30/2018	$10,352	$10,250	$10,080
10/31/2018	$10,289	$10,208	$10,000
11/30/2018	$10,374	$10,312	$10,060
12/31/2018	$10,479	$10,426	$10,245
1/31/2019	$10,564	$10,514	$10,354
2/28/2019	$10,642	$10,565	$10,348
3/31/2019	$10,797	$10,688	$10,546
4/30/2019	$10,843	$10,710	$10,549
5/31/2019	$11,009	$10,840	$10,736
6/30/2019	$11,066	$10,884	$10,871
7/31/2019	$11,142	$10,970	$10,895
8/31/2019	$11,328	$11,098	$11,177
9/30/2019	$11,244	$11,008	$11,118
10/31/2019	$11,250	$11,036	$11,151
11/30/2019	$11,266	$11,062	$11,146
12/31/2019	$11,312	$11,097	$11,138
1/31/2020	$11,530	$11,267	$11,352
2/29/2020	$11,698	$11,373	$11,557
3/31/2020	$10,971	$11,041	$11,489
4/30/2020	$10,772	$10,963	$11,693
5/31/2020	$11,124	$11,274	$11,747
6/30/2020	$11,333	$11,339	$11,821
7/31/2020	$11,542	$11,498	$11,998
8/31/2020	$11,515	$11,460	$11,901
9/30/2020	$11,488	$11,469	$11,894
10/31/2020	$11,471	$11,440	$11,841
11/30/2020	$11,671	$11,567	$11,958
12/31/2020	$11,809	$11,622	$11,974
1/31/2021	$11,931	$11,677	$11,888
2/28/2021	$11,736	$11,530	$11,716
3/31/2021	$11,812	$11,584	$11,570
4/30/2021	$11,929	$11,657	$11,662
5/31/2021	$11,995	$11,674	$11,700
6/30/2021	$12,050	$11,688	$11,782
7/31/2021	$12,145	$11,774	$11,914
8/31/2021	$12,104	$11,750	$11,891
9/30/2021	$11,999	$11,678	$11,788
10/31/2021	$11,956	$11,644	$11,785
11/30/2021	$12,063	$11,706	$11,820
12/31/2021	$12,084	$11,723	$11,789
1/31/2022	$11,743	$11,436	$11,535
2/28/2022	$11,659	$11,401	$11,407
3/31/2022	$11,276	$11,097	$11,090
4/30/2022	$10,956	$10,864	$10,669
5/31/2022	$11,065	$11,017	$10,738
6/30/2022	$10,852	$10,925	$10,569
7/31/2022	$11,144	$11,169	$10,828
8/31/2022	$10,931	$10,976	$10,522
9/30/2022	$10,534	$10,643	$10,067
10/31/2022	$10,450	$10,602	$9,937
11/30/2022	$10,867	$10,974	$10,302
12/31/2022	$10,893	$11,025	$10,256
1/31/2023	$11,203	$11,273	$10,571
2/28/2023	$10,989	$11,061	$10,298
3/31/2023	$11,170	$11,275	$10,559
4/30/2023	$11,186	$11,244	$10,623
5/31/2023	$11,103	$11,145	$10,508
6/30/2023	$11,210	$11,229	$10,470
7/31/2023	$11,249	$11,273	$10,463
8/31/2023	$11,144	$11,159	$10,396
9/30/2023	$10,906	$10,909	$10,132
10/31/2023	$10,791	$10,864	$9,972
11/30/2023	$11,314	$11,389	$10,424
12/31/2023	$11,581	$11,605	$10,823
1/31/2024	$11,578	$11,560	$10,793
2/29/2024	$11,611	$11,571	$10,640
3/31/2024	$11,643	$11,571	$10,739
4/30/2024	$11,541	$11,452	$10,467
5/31/2024	$11,550	$11,384	$10,645
6/30/2024	$11,698	$11,531	$10,746
7/31/2024	$11,788	$11,634	$10,997
8/31/2024	$11,868	$11,736	$11,155
9/30/2024	$11,994	$11,832	$11,304

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	9.97%	1.30%	2.46%
Bloomberg 1-15 Year Municipal Bond Index	8.47%	1.45%	2.27%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.65%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,957,534,804
Holdings Count | Holding	886
Advisory Fees Paid, Amount	$ 18,635,236
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$4,957,534,804
# of Portfolio Holdings	886
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$18,635,236

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.96%
  A-8.12%
  A+12.71%
  AA11.41%
  AA-8.70%
  AA+6.09%
  AAA4.90%
  B0.39%
  B-0.16%
  B+0.51%
  BB1.36%
  BB-1.25%
  BB+2.47%
  BBB5.69%
  BBB-7.74%
  BBB+7.91%
  NR8.63%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096628
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class I
Trading Symbol	LAIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 10.02%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care, Industrial Development and Transportation sectors contributed to relative performance. Security selection within the Transportation, Health Care and State General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: There were no significant detractors over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,071	$10,052	$10,098
11/30/2014	$10,078	$10,063	$10,170
12/31/2014	$10,112	$10,090	$10,179
1/31/2015	$10,295	$10,243	$10,393
2/28/2015	$10,218	$10,154	$10,295
3/31/2015	$10,233	$10,175	$10,343
4/30/2015	$10,201	$10,137	$10,306
5/31/2015	$10,160	$10,108	$10,281
6/30/2015	$10,120	$10,107	$10,169
7/31/2015	$10,155	$10,169	$10,240
8/31/2015	$10,171	$10,188	$10,225
9/30/2015	$10,263	$10,261	$10,294
10/31/2015	$10,326	$10,299	$10,296
11/30/2015	$10,361	$10,321	$10,269
12/31/2015	$10,422	$10,375	$10,235
1/31/2016	$10,544	$10,498	$10,376
2/29/2016	$10,569	$10,517	$10,450
3/31/2016	$10,593	$10,527	$10,546
4/30/2016	$10,666	$10,590	$10,586
5/31/2016	$10,680	$10,595	$10,589
6/30/2016	$10,840	$10,726	$10,779
7/31/2016	$10,865	$10,741	$10,847
8/31/2016	$10,878	$10,745	$10,835
9/30/2016	$10,851	$10,706	$10,829
10/31/2016	$10,756	$10,618	$10,746
11/30/2016	$10,329	$10,277	$10,492
12/31/2016	$10,375	$10,376	$10,506
1/31/2017	$10,469	$10,450	$10,527
2/28/2017	$10,543	$10,519	$10,598
3/31/2017	$10,557	$10,537	$10,592
4/30/2017	$10,660	$10,612	$10,674
5/31/2017	$10,783	$10,751	$10,756
6/30/2017	$10,756	$10,710	$10,745
7/31/2017	$10,838	$10,788	$10,792
8/31/2017	$10,950	$10,860	$10,888
9/30/2017	$10,893	$10,810	$10,836
10/31/2017	$10,906	$10,825	$10,843
11/30/2017	$10,840	$10,737	$10,829
12/31/2017	$10,924	$10,826	$10,879
1/31/2018	$10,827	$10,731	$10,753
2/28/2018	$10,792	$10,704	$10,651
3/31/2018	$10,816	$10,727	$10,720
4/30/2018	$10,790	$10,699	$10,640
5/31/2018	$10,906	$10,799	$10,716
6/30/2018	$10,932	$10,818	$10,703
7/31/2018	$10,967	$10,853	$10,705
8/31/2018	$10,993	$10,872	$10,774
9/30/2018	$10,937	$10,811	$10,705
10/31/2018	$10,860	$10,767	$10,620
11/30/2018	$10,959	$10,877	$10,683
12/31/2018	$11,070	$10,997	$10,880
1/31/2019	$11,159	$11,090	$10,995
2/28/2019	$11,231	$11,144	$10,989
3/31/2019	$11,405	$11,274	$11,200
4/30/2019	$11,443	$11,296	$11,203
5/31/2019	$11,618	$11,434	$11,402
6/30/2019	$11,678	$11,481	$11,545
7/31/2019	$11,768	$11,571	$11,570
8/31/2019	$11,964	$11,706	$11,870
9/30/2019	$11,865	$11,611	$11,807
10/31/2019	$11,870	$11,641	$11,842
11/30/2019	$11,898	$11,668	$11,836
12/31/2019	$11,935	$11,705	$11,828
1/31/2020	$12,176	$11,884	$12,056
2/29/2020	$12,353	$11,996	$12,273
3/31/2020	$11,574	$11,646	$12,201
4/30/2020	$11,374	$11,564	$12,417
5/31/2020	$11,735	$11,891	$12,475
6/30/2020	$11,966	$11,960	$12,554
7/31/2020	$12,186	$12,128	$12,741
8/31/2020	$12,157	$12,088	$12,638
9/30/2020	$12,128	$12,098	$12,632
10/31/2020	$12,098	$12,067	$12,575
11/30/2020	$12,321	$12,200	$12,699
12/31/2020	$12,455	$12,259	$12,716
1/31/2021	$12,594	$12,317	$12,625
2/28/2021	$12,377	$12,161	$12,443
3/31/2021	$12,456	$12,219	$12,287
4/30/2021	$12,591	$12,295	$12,384
5/31/2021	$12,660	$12,313	$12,425
6/30/2021	$12,717	$12,329	$12,512
7/31/2021	$12,817	$12,419	$12,652
8/31/2021	$12,773	$12,394	$12,628
9/30/2021	$12,650	$12,318	$12,518
10/31/2021	$12,616	$12,281	$12,515
11/30/2021	$12,728	$12,347	$12,552
12/31/2021	$12,739	$12,365	$12,520
1/31/2022	$12,379	$12,063	$12,250
2/28/2022	$12,289	$12,025	$12,114
3/31/2022	$11,895	$11,705	$11,777
4/30/2022	$11,547	$11,460	$11,330
5/31/2022	$11,660	$11,621	$11,403
6/30/2022	$11,447	$11,524	$11,224
7/31/2022	$11,743	$11,781	$11,498
8/31/2022	$11,517	$11,577	$11,174
9/30/2022	$11,097	$11,226	$10,691
10/31/2022	$11,009	$11,183	$10,552
11/30/2022	$11,459	$11,575	$10,940
12/31/2022	$11,475	$11,629	$10,891
1/31/2023	$11,800	$11,891	$11,226
2/28/2023	$11,587	$11,667	$10,936
3/31/2023	$11,776	$11,893	$11,214
4/30/2023	$11,793	$11,860	$11,282
5/31/2023	$11,705	$11,755	$11,159
6/30/2023	$11,805	$11,844	$11,119
7/31/2023	$11,846	$11,891	$11,111
8/31/2023	$11,735	$11,771	$11,040
9/30/2023	$11,484	$11,506	$10,760
10/31/2023	$11,362	$11,459	$10,590
11/30/2023	$11,912	$12,013	$11,069
12/31/2023	$12,193	$12,240	$11,493
1/31/2024	$12,201	$12,193	$11,462
2/29/2024	$12,235	$12,205	$11,300
3/31/2024	$12,256	$12,205	$11,404
4/30/2024	$12,159	$12,080	$11,116
5/31/2024	$12,157	$12,008	$11,304
6/30/2024	$12,324	$12,163	$11,412
7/31/2024	$12,406	$12,271	$11,678
8/31/2024	$12,502	$12,379	$11,846
9/30/2024	$12,634	$12,480	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I at NAV	10.02%	1.26%	2.37%
Bloomberg 1-15 Year Municipal Bond Index	8.47%	1.45%	2.24%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,957,534,804
Holdings Count | Holding	886
Advisory Fees Paid, Amount	$ 18,635,236
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$4,957,534,804
# of Portfolio Holdings	886
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$18,635,236

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.96%
  A-8.12%
  A+12.71%
  AA11.41%
  AA-8.70%
  AA+6.09%
  AAA4.90%
  B0.39%
  B-0.16%
  B+0.51%
  BB1.36%
  BB-1.25%
  BB+2.47%
  BBB5.69%
  BBB-7.74%
  BBB+7.91%
  NR8.63%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020589
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class A
Trading Symbol	LANSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.58%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care and Special Tax sectors contributed to relative performance. An underweight allocation to the State General Obligation bonds contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Health Care, Education and Leasing sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$9,775	$10,000	$10,000	$10,000
10/31/2014	$9,856	$10,069	$10,064	$10,098
11/30/2014	$9,875	$10,086	$10,074	$10,170
12/31/2014	$9,948	$10,137	$10,139	$10,179
1/31/2015	$10,152	$10,316	$10,312	$10,393
2/28/2015	$10,041	$10,210	$10,208	$10,295
3/31/2015	$10,071	$10,240	$10,236	$10,343
4/30/2015	$10,022	$10,186	$10,181	$10,306
5/31/2015	$9,998	$10,158	$10,144	$10,281
6/30/2015	$9,949	$10,148	$10,118	$10,169
7/31/2015	$9,987	$10,222	$10,181	$10,240
8/31/2015	$10,008	$10,242	$10,197	$10,225
9/30/2015	$10,083	$10,316	$10,263	$10,294
10/31/2015	$10,150	$10,357	$10,312	$10,296
11/30/2015	$10,189	$10,398	$10,361	$10,269
12/31/2015	$10,275	$10,472	$10,440	$10,235
1/31/2016	$10,414	$10,596	$10,536	$10,376
2/29/2016	$10,436	$10,613	$10,538	$10,450
3/31/2016	$10,495	$10,647	$10,598	$10,546
4/30/2016	$10,581	$10,725	$10,681	$10,586
5/31/2016	$10,639	$10,754	$10,725	$10,589
6/30/2016	$10,863	$10,925	$10,897	$10,779
7/31/2016	$10,864	$10,932	$10,889	$10,847
8/31/2016	$10,893	$10,947	$10,914	$10,835
9/30/2016	$10,858	$10,892	$10,865	$10,829
10/31/2016	$10,719	$10,778	$10,758	$10,746
11/30/2016	$10,245	$10,376	$10,359	$10,492
12/31/2016	$10,312	$10,497	$10,455	$10,506
1/31/2017	$10,397	$10,567	$10,501	$10,527
2/28/2017	$10,475	$10,640	$10,568	$10,598
3/31/2017	$10,504	$10,663	$10,597	$10,592
4/30/2017	$10,591	$10,740	$10,672	$10,674
5/31/2017	$10,744	$10,911	$10,823	$10,756
6/30/2017	$10,725	$10,872	$10,800	$10,745
7/31/2017	$10,810	$10,960	$10,869	$10,792
8/31/2017	$10,934	$11,043	$10,956	$10,888
9/30/2017	$10,905	$10,987	$10,924	$10,836
10/31/2017	$10,924	$11,014	$10,938	$10,843
11/30/2017	$10,905	$10,955	$10,909	$10,829
12/31/2017	$11,041	$11,069	$11,019	$10,879
1/31/2018	$10,925	$10,939	$10,907	$10,753
2/28/2018	$10,858	$10,906	$10,863	$10,651
3/31/2018	$10,916	$10,947	$10,907	$10,720
4/30/2018	$10,878	$10,908	$10,876	$10,640
5/31/2018	$11,025	$11,033	$10,998	$10,716
6/30/2018	$11,045	$11,042	$11,007	$10,703
7/31/2018	$11,075	$11,069	$11,029	$10,705
8/31/2018	$11,095	$11,097	$11,046	$10,774
9/30/2018	$11,017	$11,025	$10,982	$10,705
10/31/2018	$10,909	$10,957	$10,895	$10,620
11/30/2018	$11,010	$11,079	$10,986	$10,683
12/31/2018	$11,121	$11,211	$11,095	$10,880
1/31/2019	$11,192	$11,296	$11,165	$10,995
2/28/2019	$11,285	$11,357	$11,233	$10,989
3/31/2019	$11,517	$11,536	$11,422	$11,200
4/30/2019	$11,588	$11,579	$11,472	$11,203
5/31/2019	$11,781	$11,739	$11,637	$11,402
6/30/2019	$11,843	$11,782	$11,682	$11,545
7/31/2019	$11,934	$11,877	$11,763	$11,570
8/31/2019	$12,178	$12,065	$11,965	$11,870
9/30/2019	$12,085	$11,968	$11,883	$11,807
10/31/2019	$12,084	$11,989	$11,885	$11,842
11/30/2019	$12,114	$12,019	$11,918	$11,836
12/31/2019	$12,163	$12,056	$11,943	$11,828
1/31/2020	$12,430	$12,273	$12,164	$12,056
2/29/2020	$12,687	$12,431	$12,348	$12,273
3/31/2020	$11,752	$11,980	$11,717	$12,201
4/30/2020	$11,449	$11,830	$11,490	$12,417
5/31/2020	$11,843	$12,206	$11,848	$12,475
6/30/2020	$12,144	$12,307	$12,035	$12,554
7/31/2020	$12,413	$12,514	$12,256	$12,741
8/31/2020	$12,378	$12,455	$12,220	$12,638
9/30/2020	$12,333	$12,458	$12,205	$12,632
10/31/2020	$12,298	$12,420	$12,174	$12,575
11/30/2020	$12,581	$12,608	$12,395	$12,699
12/31/2020	$12,747	$12,685	$12,511	$12,716
1/31/2021	$12,935	$12,765	$12,619	$12,625
2/28/2021	$12,676	$12,563	$12,419	$12,443
3/31/2021	$12,778	$12,640	$12,500	$12,287
4/30/2021	$12,955	$12,746	$12,627	$12,384
5/31/2021	$13,059	$12,784	$12,709	$12,425
6/30/2021	$13,151	$12,819	$12,764	$12,512
7/31/2021	$13,274	$12,925	$12,862	$12,652
8/31/2021	$13,192	$12,878	$12,809	$12,628
9/30/2021	$13,045	$12,785	$12,698	$12,518
10/31/2021	$13,006	$12,748	$12,676	$12,515
11/30/2021	$13,173	$12,856	$12,792	$12,552
12/31/2021	$13,210	$12,877	$12,811	$12,520
1/31/2022	$12,757	$12,525	$12,465	$12,250
2/28/2022	$12,620	$12,480	$12,380	$12,114
3/31/2022	$12,121	$12,075	$11,977	$11,777
4/30/2022	$11,645	$11,741	$11,599	$11,330
5/31/2022	$11,804	$11,916	$11,745	$11,403
6/30/2022	$11,425	$11,720	$11,471	$11,224
7/31/2022	$11,795	$12,030	$11,789	$11,498
8/31/2022	$11,481	$11,766	$11,504	$11,174
9/30/2022	$10,922	$11,315	$11,028	$10,691
10/31/2022	$10,741	$11,221	$10,896	$10,552
11/30/2022	$11,395	$11,746	$11,444	$10,940
12/31/2022	$11,370	$11,779	$11,428	$10,891
1/31/2023	$11,793	$12,117	$11,794	$11,226
2/28/2023	$11,499	$11,843	$11,514	$10,936
3/31/2023	$11,723	$12,106	$11,731	$11,214
4/30/2023	$11,766	$12,079	$11,736	$11,282
5/31/2023	$11,685	$11,974	$11,653	$11,159
6/30/2023	$11,811	$12,094	$11,756	$11,119
7/31/2023	$11,856	$12,142	$11,789	$11,111
8/31/2023	$11,684	$11,967	$11,637	$11,040
9/30/2023	$11,317	$11,616	$11,297	$10,760
10/31/2023	$11,087	$11,517	$11,125	$10,590
11/30/2023	$11,872	$12,249	$11,860	$11,069
12/31/2023	$12,219	$12,533	$12,169	$11,493
1/31/2024	$12,220	$12,469	$12,161	$11,462
2/29/2024	$12,257	$12,485	$12,178	$11,300
3/31/2024	$12,269	$12,485	$12,194	$11,404
4/30/2024	$12,119	$12,330	$12,052	$11,116
5/31/2024	$12,155	$12,294	$12,061	$11,304
6/30/2024	$12,368	$12,482	$12,265	$11,412
7/31/2024	$12,464	$12,596	$12,373	$11,678
8/31/2024	$12,560	$12,696	$12,462	$11,846
9/30/2024	$12,741	$12,821	$12,599	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A at NAV	12.58%	1.06%	2.69%
Class A with sales charge	10.01%	0.61%	2.45%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper General Municipal Debt Funds Average	11.53%	1.18%	2.34%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,759,225,524
Holdings Count | Holding	744
Advisory Fees Paid, Amount	$ 16,281,601
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$4,759,225,524
# of Portfolio Holdings	744
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,281,601

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.57%
  A-9.95%
  A+12.51%
  AA13.25%
  AA-7.93%
  AA+6.40%
  AAA3.72%
  B0.27%
  B-0.35%
  B+0.17%
  BB1.37%
  BB-0.62%
  BB+2.12%
  BBB5.29%
  BBB-9.72%
  BBB+7.92%
  CCC+0.14%
  NR5.70%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020591
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class C
Trading Symbol	LTNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.40%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.89%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care and Special Tax sectors contributed to relative performance. An underweight allocation to the State General Obligation bonds contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Health Care, Education and Leasing sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,078	$10,069	$10,064	$10,098
11/30/2014	$10,092	$10,086	$10,074	$10,170
12/31/2014	$10,170	$10,137	$10,139	$10,179
1/31/2015	$10,364	$10,316	$10,312	$10,393
2/28/2015	$10,246	$10,210	$10,208	$10,295
3/31/2015	$10,271	$10,240	$10,236	$10,343
4/30/2015	$10,224	$10,186	$10,181	$10,306
5/31/2015	$10,186	$10,158	$10,144	$10,281
6/30/2015	$10,131	$10,148	$10,118	$10,169
7/31/2015	$10,164	$10,222	$10,181	$10,240
8/31/2015	$10,181	$10,242	$10,197	$10,225
9/30/2015	$10,261	$10,316	$10,263	$10,294
10/31/2015	$10,313	$10,357	$10,312	$10,296
11/30/2015	$10,348	$10,398	$10,361	$10,269
12/31/2015	$10,439	$10,472	$10,440	$10,235
1/31/2016	$10,565	$10,596	$10,536	$10,376
2/29/2016	$10,592	$10,613	$10,538	$10,450
3/31/2016	$10,636	$10,647	$10,598	$10,546
4/30/2016	$10,718	$10,725	$10,681	$10,586
5/31/2016	$10,781	$10,754	$10,725	$10,589
6/30/2016	$10,992	$10,925	$10,897	$10,779
7/31/2016	$10,998	$10,932	$10,889	$10,847
8/31/2016	$11,021	$10,947	$10,914	$10,835
9/30/2016	$10,970	$10,892	$10,865	$10,829
10/31/2016	$10,834	$10,778	$10,758	$10,746
11/30/2016	$10,341	$10,376	$10,359	$10,492
12/31/2016	$10,403	$10,497	$10,455	$10,506
1/31/2017	$10,483	$10,567	$10,501	$10,527
2/28/2017	$10,565	$10,640	$10,568	$10,598
3/31/2017	$10,580	$10,663	$10,597	$10,592
4/30/2017	$10,662	$10,740	$10,672	$10,674
5/31/2017	$10,810	$10,911	$10,823	$10,756
6/30/2017	$10,785	$10,872	$10,800	$10,745
7/31/2017	$10,875	$10,960	$10,869	$10,792
8/31/2017	$10,984	$11,043	$10,956	$10,888
9/30/2017	$10,949	$10,987	$10,924	$10,836
10/31/2017	$10,963	$11,014	$10,938	$10,843
11/30/2017	$10,948	$10,955	$10,909	$10,829
12/31/2017	$11,068	$11,069	$11,019	$10,879
1/31/2018	$10,947	$10,939	$10,907	$10,753
2/28/2018	$10,875	$10,906	$10,863	$10,651
3/31/2018	$10,927	$10,947	$10,907	$10,720
4/30/2018	$10,883	$10,908	$10,876	$10,640
5/31/2018	$11,024	$11,033	$10,998	$10,716
6/30/2018	$11,048	$11,042	$11,007	$10,703
7/31/2018	$11,063	$11,069	$11,029	$10,705
8/31/2018	$11,087	$11,097	$11,046	$10,774
9/30/2018	$11,003	$11,025	$10,982	$10,705
10/31/2018	$10,880	$10,957	$10,895	$10,620
11/30/2018	$10,975	$11,079	$10,986	$10,683
12/31/2018	$11,090	$11,211	$11,095	$10,880
1/31/2019	$11,155	$11,296	$11,165	$10,995
2/28/2019	$11,232	$11,357	$11,233	$10,989
3/31/2019	$11,457	$11,536	$11,422	$11,200
4/30/2019	$11,522	$11,579	$11,472	$11,203
5/31/2019	$11,708	$11,739	$11,637	$11,402
6/30/2019	$11,763	$11,782	$11,682	$11,545
7/31/2019	$11,847	$11,877	$11,763	$11,570
8/31/2019	$12,093	$12,065	$11,965	$11,870
9/30/2019	$11,995	$11,968	$11,883	$11,807
10/31/2019	$11,988	$11,989	$11,885	$11,842
11/30/2019	$12,001	$12,019	$11,918	$11,836
12/31/2019	$12,044	$12,056	$11,943	$11,828
1/31/2020	$12,301	$12,273	$12,164	$12,056
2/29/2020	$12,548	$12,431	$12,348	$12,273
3/31/2020	$11,628	$11,980	$11,717	$12,201
4/30/2020	$11,313	$11,830	$11,490	$12,417
5/31/2020	$11,705	$12,206	$11,848	$12,475
6/30/2020	$11,986	$12,307	$12,035	$12,554
7/31/2020	$12,245	$12,514	$12,256	$12,741
8/31/2020	$12,204	$12,455	$12,220	$12,638
9/30/2020	$12,153	$12,458	$12,205	$12,632
10/31/2020	$12,112	$12,420	$12,174	$12,575
11/30/2020	$12,383	$12,608	$12,395	$12,699
12/31/2020	$12,549	$12,685	$12,511	$12,716
1/31/2021	$12,717	$12,765	$12,619	$12,625
2/28/2021	$12,456	$12,563	$12,419	$12,443
3/31/2021	$12,549	$12,640	$12,500	$12,287
4/30/2021	$12,716	$12,746	$12,627	$12,384
5/31/2021	$12,811	$12,784	$12,709	$12,425
6/30/2021	$12,894	$12,819	$12,764	$12,512
7/31/2021	$13,007	$12,925	$12,862	$12,652
8/31/2021	$12,920	$12,878	$12,809	$12,628
9/30/2021	$12,780	$12,785	$12,698	$12,518
10/31/2021	$12,735	$12,748	$12,676	$12,515
11/30/2021	$12,881	$12,856	$12,792	$12,552
12/31/2021	$12,910	$12,877	$12,811	$12,520
1/31/2022	$12,461	$12,525	$12,465	$12,250
2/28/2022	$12,332	$12,480	$12,380	$12,114
3/31/2022	$11,839	$12,075	$11,977	$11,777
4/30/2022	$11,358	$11,741	$11,599	$11,330
5/31/2022	$11,506	$11,916	$11,745	$11,403
6/30/2022	$11,132	$11,720	$11,471	$11,224
7/31/2022	$11,486	$12,030	$11,789	$11,498
8/31/2022	$11,174	$11,766	$11,504	$11,174
9/30/2022	$10,626	$11,315	$11,028	$10,691
10/31/2022	$10,443	$11,221	$10,896	$10,552
11/30/2022	$11,074	$11,746	$11,444	$10,940
12/31/2022	$11,043	$11,779	$11,428	$10,891
1/31/2023	$11,447	$12,117	$11,794	$11,226
2/28/2023	$11,157	$11,843	$11,514	$10,936
3/31/2023	$11,368	$12,106	$11,731	$11,214
4/30/2023	$11,404	$12,079	$11,736	$11,282
5/31/2023	$11,320	$11,974	$11,653	$11,159
6/30/2023	$11,436	$12,094	$11,756	$11,119
7/31/2023	$11,473	$12,142	$11,789	$11,111
8/31/2023	$11,301	$11,967	$11,637	$11,040
9/30/2023	$10,941	$11,616	$11,297	$10,760
10/31/2023	$10,713	$11,517	$11,125	$10,590
11/30/2023	$11,465	$12,249	$11,860	$11,069
12/31/2023	$11,794	$12,533	$12,169	$11,493
1/31/2024	$11,789	$12,469	$12,161	$11,462
2/29/2024	$11,819	$12,485	$12,178	$11,300
3/31/2024	$11,825	$12,485	$12,194	$11,404
4/30/2024	$11,674	$12,330	$12,052	$11,116
5/31/2024	$11,703	$12,294	$12,061	$11,304
6/30/2024	$11,902	$12,482	$12,265	$11,412
7/31/2024	$11,987	$12,596	$12,373	$11,678
8/31/2024	$12,074	$12,696	$12,462	$11,846
9/30/2024	$12,241	$12,821	$12,599	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C at NAV	11.89%	0.41%	2.04%
Class C with sales charge	10.89%	0.41%	2.04%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper General Municipal Debt Funds Average	11.53%	1.18%	2.34%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,759,225,524
Holdings Count | Holding	744
Advisory Fees Paid, Amount	$ 16,281,601
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$4,759,225,524
# of Portfolio Holdings	744
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,281,601

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.57%
  A-9.95%
  A+12.51%
  AA13.25%
  AA-7.93%
  AA+6.40%
  AAA3.72%
  B0.27%
  B-0.35%
  B+0.17%
  BB1.37%
  BB-0.62%
  BB+2.12%
  BBB5.29%
  BBB-9.72%
  BBB+7.92%
  CCC+0.14%
  NR5.70%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054746
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class F
Trading Symbol	LANFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.60%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care and Special Tax sectors contributed to relative performance. An underweight allocation to the State General Obligation bonds contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Health Care, Education and Leasing sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,084	$10,069	$10,064	$10,098
11/30/2014	$10,104	$10,086	$10,074	$10,170
12/31/2014	$10,180	$10,137	$10,139	$10,179
1/31/2015	$10,389	$10,316	$10,312	$10,393
2/28/2015	$10,277	$10,210	$10,208	$10,295
3/31/2015	$10,308	$10,240	$10,236	$10,343
4/30/2015	$10,258	$10,186	$10,181	$10,306
5/31/2015	$10,235	$10,158	$10,144	$10,281
6/30/2015	$10,185	$10,148	$10,118	$10,169
7/31/2015	$10,225	$10,222	$10,181	$10,240
8/31/2015	$10,248	$10,242	$10,197	$10,225
9/30/2015	$10,325	$10,316	$10,263	$10,294
10/31/2015	$10,394	$10,357	$10,312	$10,296
11/30/2015	$10,436	$10,398	$10,361	$10,269
12/31/2015	$10,533	$10,472	$10,440	$10,235
1/31/2016	$10,668	$10,596	$10,536	$10,376
2/29/2016	$10,691	$10,613	$10,538	$10,450
3/31/2016	$10,752	$10,647	$10,598	$10,546
4/30/2016	$10,841	$10,725	$10,681	$10,586
5/31/2016	$10,901	$10,754	$10,725	$10,589
6/30/2016	$11,131	$10,925	$10,897	$10,779
7/31/2016	$11,144	$10,932	$10,889	$10,847
8/31/2016	$11,174	$10,947	$10,914	$10,835
9/30/2016	$11,129	$10,892	$10,865	$10,829
10/31/2016	$10,997	$10,778	$10,758	$10,746
11/30/2016	$10,502	$10,376	$10,359	$10,492
12/31/2016	$10,571	$10,497	$10,455	$10,506
1/31/2017	$10,660	$10,567	$10,501	$10,527
2/28/2017	$10,740	$10,640	$10,568	$10,598
3/31/2017	$10,771	$10,663	$10,597	$10,592
4/30/2017	$10,861	$10,740	$10,672	$10,674
5/31/2017	$11,019	$10,911	$10,823	$10,756
6/30/2017	$11,000	$10,872	$10,800	$10,745
7/31/2017	$11,089	$10,960	$10,869	$10,792
8/31/2017	$11,216	$11,043	$10,956	$10,888
9/30/2017	$11,188	$10,987	$10,924	$10,836
10/31/2017	$11,208	$11,014	$10,938	$10,843
11/30/2017	$11,200	$10,955	$10,909	$10,829
12/31/2017	$11,330	$11,069	$11,019	$10,879
1/31/2018	$11,212	$10,939	$10,907	$10,753
2/28/2018	$11,144	$10,906	$10,863	$10,651
3/31/2018	$11,205	$10,947	$10,907	$10,720
4/30/2018	$11,166	$10,908	$10,876	$10,640
5/31/2018	$11,318	$11,033	$10,998	$10,716
6/30/2018	$11,349	$11,042	$11,007	$10,703
7/31/2018	$11,371	$11,069	$11,029	$10,705
8/31/2018	$11,403	$11,097	$11,046	$10,774
9/30/2018	$11,313	$11,025	$10,982	$10,705
10/31/2018	$11,203	$10,957	$10,895	$10,620
11/30/2018	$11,307	$11,079	$10,986	$10,683
12/31/2018	$11,433	$11,211	$11,095	$10,880
1/31/2019	$11,507	$11,296	$11,165	$10,995
2/28/2019	$11,593	$11,357	$11,233	$10,989
3/31/2019	$11,832	$11,536	$11,422	$11,200
4/30/2019	$11,907	$11,579	$11,472	$11,203
5/31/2019	$12,106	$11,739	$11,637	$11,402
6/30/2019	$12,170	$11,782	$11,682	$11,545
7/31/2019	$12,265	$11,877	$11,763	$11,570
8/31/2019	$12,517	$12,065	$11,965	$11,870
9/30/2019	$12,422	$11,968	$11,883	$11,807
10/31/2019	$12,433	$11,989	$11,885	$11,842
11/30/2019	$12,453	$12,019	$11,918	$11,836
12/31/2019	$12,506	$12,056	$11,943	$11,828
1/31/2020	$12,781	$12,273	$12,164	$12,056
2/29/2020	$13,046	$12,431	$12,348	$12,273
3/31/2020	$12,085	$11,980	$11,717	$12,201
4/30/2020	$11,774	$11,830	$11,490	$12,417
5/31/2020	$12,191	$12,206	$11,848	$12,475
6/30/2020	$12,491	$12,307	$12,035	$12,554
7/31/2020	$12,770	$12,514	$12,256	$12,741
8/31/2020	$12,735	$12,455	$12,220	$12,638
9/30/2020	$12,689	$12,458	$12,205	$12,632
10/31/2020	$12,654	$12,420	$12,174	$12,575
11/30/2020	$12,946	$12,608	$12,395	$12,699
12/31/2020	$13,129	$12,685	$12,511	$12,716
1/31/2021	$13,313	$12,765	$12,619	$12,625
2/28/2021	$13,047	$12,563	$12,419	$12,443
3/31/2021	$13,153	$12,640	$12,500	$12,287
4/30/2021	$13,337	$12,746	$12,627	$12,384
5/31/2021	$13,445	$12,784	$12,709	$12,425
6/30/2021	$13,541	$12,819	$12,764	$12,512
7/31/2021	$13,668	$12,925	$12,862	$12,652
8/31/2021	$13,585	$12,878	$12,809	$12,628
9/30/2021	$13,435	$12,785	$12,698	$12,518
10/31/2021	$13,395	$12,748	$12,676	$12,515
11/30/2021	$13,569	$12,856	$12,792	$12,552
12/31/2021	$13,608	$12,877	$12,811	$12,520
1/31/2022	$13,142	$12,525	$12,465	$12,250
2/28/2022	$13,002	$12,480	$12,380	$12,114
3/31/2022	$12,500	$12,075	$11,977	$11,777
4/30/2022	$11,998	$11,741	$11,599	$11,330
5/31/2022	$12,152	$11,916	$11,745	$11,403
6/30/2022	$11,773	$11,720	$11,471	$11,224
7/31/2022	$12,156	$12,030	$11,789	$11,498
8/31/2022	$11,833	$11,766	$11,504	$11,174
9/30/2022	$11,258	$11,315	$11,028	$10,691
10/31/2022	$11,071	$11,221	$10,896	$10,552
11/30/2022	$11,748	$11,746	$11,444	$10,940
12/31/2022	$11,723	$11,779	$11,428	$10,891
1/31/2023	$12,160	$12,117	$11,794	$11,226
2/28/2023	$11,858	$11,843	$11,514	$10,936
3/31/2023	$12,089	$12,106	$11,731	$11,214
4/30/2023	$12,124	$12,079	$11,736	$11,282
5/31/2023	$12,053	$11,974	$11,653	$11,159
6/30/2023	$12,184	$12,094	$11,756	$11,119
7/31/2023	$12,231	$12,142	$11,789	$11,111
8/31/2023	$12,054	$11,967	$11,637	$11,040
9/30/2023	$11,676	$11,616	$11,297	$10,760
10/31/2023	$11,440	$11,517	$11,125	$10,590
11/30/2023	$12,251	$12,249	$11,860	$11,069
12/31/2023	$12,611	$12,533	$12,169	$11,493
1/31/2024	$12,613	$12,469	$12,161	$11,462
2/29/2024	$12,640	$12,485	$12,178	$11,300
3/31/2024	$12,666	$12,485	$12,194	$11,404
4/30/2024	$12,511	$12,330	$12,052	$11,116
5/31/2024	$12,550	$12,294	$12,061	$11,304
6/30/2024	$12,771	$12,482	$12,265	$11,412
7/31/2024	$12,871	$12,596	$12,373	$11,678
8/31/2024	$12,972	$12,696	$12,462	$11,846
9/30/2024	$13,147	$12,821	$12,599	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class F at NAV	12.60%	1.14%	2.77%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper General Municipal Debt Funds Average	11.53%	1.18%	2.34%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,759,225,524
Holdings Count | Holding	744
Advisory Fees Paid, Amount	$ 16,281,601
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$4,759,225,524
# of Portfolio Holdings	744
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,281,601

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.57%
  A-9.95%
  A+12.51%
  AA13.25%
  AA-7.93%
  AA+6.40%
  AAA3.72%
  B0.27%
  B-0.35%
  B+0.17%
  BB1.37%
  BB-0.62%
  BB+2.12%
  BBB5.29%
  BBB-9.72%
  BBB+7.92%
  CCC+0.14%
  NR5.70%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188222
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class F3
Trading Symbol	LONSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.86%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care and Special Tax sectors contributed to relative performance. An underweight allocation to the State General Obligation bonds contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Health Care, Education and Leasing sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,072	$10,060	$10,054	$10,051
5/31/2017	$10,219	$10,219	$10,196	$10,128
6/30/2017	$10,203	$10,183	$10,174	$10,118
7/31/2017	$10,295	$10,265	$10,239	$10,162
8/31/2017	$10,406	$10,343	$10,321	$10,253
9/30/2017	$10,380	$10,291	$10,291	$10,204
10/31/2017	$10,400	$10,316	$10,304	$10,210
11/30/2017	$10,393	$10,260	$10,277	$10,197
12/31/2017	$10,524	$10,368	$10,381	$10,244
1/31/2018	$10,406	$10,246	$10,275	$10,126
2/28/2018	$10,354	$10,215	$10,234	$10,030
3/31/2018	$10,402	$10,253	$10,275	$10,094
4/30/2018	$10,376	$10,216	$10,246	$10,019
5/31/2018	$10,519	$10,333	$10,361	$10,091
6/30/2018	$10,540	$10,342	$10,369	$10,078
7/31/2018	$10,561	$10,367	$10,390	$10,080
8/31/2018	$10,592	$10,394	$10,406	$10,145
9/30/2018	$10,519	$10,326	$10,346	$10,080
10/31/2018	$10,418	$10,263	$10,264	$10,000
11/30/2018	$10,507	$10,376	$10,350	$10,060
12/31/2018	$10,625	$10,501	$10,452	$10,245
1/31/2019	$10,695	$10,580	$10,518	$10,354
2/28/2019	$10,786	$10,637	$10,582	$10,348
3/31/2019	$11,000	$10,805	$10,760	$10,546
4/30/2019	$11,070	$10,845	$10,807	$10,549
5/31/2019	$11,266	$10,995	$10,963	$10,736
6/30/2019	$11,317	$11,035	$11,005	$10,871
7/31/2019	$11,407	$11,124	$11,081	$10,895
8/31/2019	$11,652	$11,300	$11,272	$11,177
9/30/2019	$11,566	$11,209	$11,195	$11,118
10/31/2019	$11,567	$11,229	$11,196	$11,151
11/30/2019	$11,597	$11,257	$11,228	$11,146
12/31/2019	$11,637	$11,292	$11,251	$11,138
1/31/2020	$11,894	$11,495	$11,459	$11,352
2/29/2020	$12,143	$11,643	$11,633	$11,557
3/31/2020	$11,259	$11,221	$11,038	$11,489
4/30/2020	$10,961	$11,080	$10,824	$11,693
5/31/2020	$11,350	$11,432	$11,162	$11,747
6/30/2020	$11,631	$11,526	$11,338	$11,821
7/31/2020	$11,892	$11,720	$11,546	$11,998
8/31/2020	$11,860	$11,665	$11,512	$11,901
9/30/2020	$11,820	$11,668	$11,498	$11,894
10/31/2020	$11,798	$11,633	$11,469	$11,841
11/30/2020	$12,061	$11,808	$11,677	$11,958
12/31/2020	$12,233	$11,880	$11,786	$11,974
1/31/2021	$12,406	$11,956	$11,888	$11,888
2/28/2021	$12,160	$11,766	$11,699	$11,716
3/31/2021	$12,260	$11,839	$11,776	$11,570
4/30/2021	$12,432	$11,938	$11,895	$11,662
5/31/2021	$12,535	$11,974	$11,973	$11,700
6/30/2021	$12,625	$12,007	$12,024	$11,782
7/31/2021	$12,756	$12,106	$12,117	$11,914
8/31/2021	$12,680	$12,062	$12,067	$11,891
9/30/2021	$12,541	$11,975	$11,962	$11,788
10/31/2021	$12,506	$11,940	$11,942	$11,785
11/30/2021	$12,669	$12,041	$12,051	$11,820
12/31/2021	$12,696	$12,061	$12,069	$11,789
1/31/2022	$12,274	$11,731	$11,743	$11,535
2/28/2022	$12,144	$11,688	$11,663	$11,407
3/31/2022	$11,667	$11,310	$11,283	$11,090
4/30/2022	$11,211	$10,997	$10,927	$10,669
5/31/2022	$11,355	$11,160	$11,065	$10,738
6/30/2022	$10,993	$10,977	$10,806	$10,569
7/31/2022	$11,352	$11,267	$11,106	$10,828
8/31/2022	$11,051	$11,020	$10,837	$10,522
9/30/2022	$10,526	$10,597	$10,389	$10,067
10/31/2022	$10,353	$10,509	$10,265	$9,937
11/30/2022	$10,976	$11,001	$10,781	$10,302
12/31/2022	$10,953	$11,032	$10,766	$10,256
1/31/2023	$11,363	$11,349	$11,111	$10,571
2/28/2023	$11,093	$11,093	$10,847	$10,298
3/31/2023	$11,311	$11,339	$11,051	$10,559
4/30/2023	$11,344	$11,313	$11,056	$10,623
5/31/2023	$11,268	$11,215	$10,978	$10,508
6/30/2023	$11,403	$11,327	$11,075	$10,470
7/31/2023	$11,437	$11,372	$11,106	$10,463
8/31/2023	$11,274	$11,208	$10,963	$10,396
9/30/2023	$10,921	$10,880	$10,642	$10,132
10/31/2023	$10,713	$10,787	$10,480	$9,972
11/30/2023	$11,473	$11,472	$11,173	$10,424
12/31/2023	$11,811	$11,739	$11,464	$10,823
1/31/2024	$11,814	$11,679	$11,456	$10,793
2/29/2024	$11,841	$11,694	$11,472	$10,640
3/31/2024	$11,855	$11,693	$11,488	$10,739
4/30/2024	$11,724	$11,548	$11,354	$10,467
5/31/2024	$11,761	$11,515	$11,362	$10,645
6/30/2024	$11,958	$11,691	$11,554	$10,746
7/31/2024	$12,065	$11,798	$11,656	$10,997
8/31/2024	$12,161	$11,891	$11,740	$11,155
9/30/2024	$12,326	$12,008	$11,869	$11,304

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	12.86%	1.28%	2.83%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.47%
Lipper General Municipal Debt Funds Average	11.53%	1.18%	2.31%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.65%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,759,225,524
Holdings Count | Holding	744
Advisory Fees Paid, Amount	$ 16,281,601
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$4,759,225,524
# of Portfolio Holdings	744
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,281,601

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.57%
  A-9.95%
  A+12.51%
  AA13.25%
  AA-7.93%
  AA+6.40%
  AAA3.72%
  B0.27%
  B-0.35%
  B+0.17%
  BB1.37%
  BB-0.62%
  BB+2.12%
  BBB5.29%
  BBB-9.72%
  BBB+7.92%
  CCC+0.14%
  NR5.70%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000050290
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class I
Trading Symbol	LTNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.81%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care and Special Tax sectors contributed to relative performance. An underweight allocation to the State General Obligation bonds contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Health Care, Education and Leasing sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,075	$10,069	$10,064	$10,098
11/30/2014	$10,096	$10,086	$10,074	$10,170
12/31/2014	$10,181	$10,137	$10,139	$10,179
1/31/2015	$10,382	$10,316	$10,312	$10,393
2/28/2015	$10,280	$10,210	$10,208	$10,295
3/31/2015	$10,312	$10,240	$10,236	$10,343
4/30/2015	$10,263	$10,186	$10,181	$10,306
5/31/2015	$10,232	$10,158	$10,144	$10,281
6/30/2015	$10,192	$10,148	$10,118	$10,169
7/31/2015	$10,232	$10,222	$10,181	$10,240
8/31/2015	$10,247	$10,242	$10,197	$10,225
9/30/2015	$10,334	$10,316	$10,263	$10,294
10/31/2015	$10,394	$10,357	$10,312	$10,296
11/30/2015	$10,446	$10,398	$10,361	$10,269
12/31/2015	$10,535	$10,472	$10,440	$10,235
1/31/2016	$10,671	$10,596	$10,536	$10,376
2/29/2016	$10,704	$10,613	$10,538	$10,450
3/31/2016	$10,756	$10,647	$10,598	$10,546
4/30/2016	$10,846	$10,725	$10,681	$10,586
5/31/2016	$10,916	$10,754	$10,725	$10,589
6/30/2016	$11,137	$10,925	$10,897	$10,779
7/31/2016	$11,150	$10,932	$10,889	$10,847
8/31/2016	$11,182	$10,947	$10,914	$10,835
9/30/2016	$11,137	$10,892	$10,865	$10,829
10/31/2016	$11,006	$10,778	$10,758	$10,746
11/30/2016	$10,512	$10,376	$10,359	$10,492
12/31/2016	$10,582	$10,497	$10,455	$10,506
1/31/2017	$10,671	$10,567	$10,501	$10,527
2/28/2017	$10,762	$10,640	$10,568	$10,598
3/31/2017	$10,785	$10,663	$10,597	$10,592
4/30/2017	$10,875	$10,740	$10,672	$10,674
5/31/2017	$11,034	$10,911	$10,823	$10,756
6/30/2017	$11,017	$10,872	$10,800	$10,745
7/31/2017	$11,116	$10,960	$10,869	$10,792
8/31/2017	$11,235	$11,043	$10,956	$10,888
9/30/2017	$11,207	$10,987	$10,924	$10,836
10/31/2017	$11,229	$11,014	$10,938	$10,843
11/30/2017	$11,221	$10,955	$10,909	$10,829
12/31/2017	$11,362	$11,069	$11,019	$10,879
1/31/2018	$11,235	$10,939	$10,907	$10,753
2/28/2018	$11,178	$10,906	$10,863	$10,651
3/31/2018	$11,230	$10,947	$10,907	$10,720
4/30/2018	$11,202	$10,908	$10,876	$10,640
5/31/2018	$11,355	$11,033	$10,998	$10,716
6/30/2018	$11,378	$11,042	$11,007	$10,703
7/31/2018	$11,400	$11,069	$11,029	$10,705
8/31/2018	$11,433	$11,097	$11,046	$10,774
9/30/2018	$11,354	$11,025	$10,982	$10,705
10/31/2018	$11,245	$10,957	$10,895	$10,620
11/30/2018	$11,340	$11,079	$10,986	$10,683
12/31/2018	$11,467	$11,211	$11,095	$10,880
1/31/2019	$11,543	$11,296	$11,165	$10,995
2/28/2019	$11,640	$11,357	$11,233	$10,989
3/31/2019	$11,871	$11,536	$11,422	$11,200
4/30/2019	$11,946	$11,579	$11,472	$11,203
5/31/2019	$12,157	$11,739	$11,637	$11,402
6/30/2019	$12,212	$11,782	$11,682	$11,545
7/31/2019	$12,309	$11,877	$11,763	$11,570
8/31/2019	$12,573	$12,065	$11,965	$11,870
9/30/2019	$12,479	$11,968	$11,883	$11,807
10/31/2019	$12,480	$11,989	$11,885	$11,842
11/30/2019	$12,513	$12,019	$11,918	$11,836
12/31/2019	$12,556	$12,056	$11,943	$11,828
1/31/2020	$12,833	$12,273	$12,164	$12,056
2/29/2020	$13,101	$12,431	$12,348	$12,273
3/31/2020	$12,147	$11,980	$11,717	$12,201
4/30/2020	$11,825	$11,830	$11,490	$12,417
5/31/2020	$12,245	$12,206	$11,848	$12,475
6/30/2020	$12,547	$12,307	$12,035	$12,554
7/31/2020	$12,828	$12,514	$12,256	$12,741
8/31/2020	$12,794	$12,455	$12,220	$12,638
9/30/2020	$12,750	$12,458	$12,205	$12,632
10/31/2020	$12,726	$12,420	$12,174	$12,575
11/30/2020	$13,010	$12,608	$12,395	$12,699
12/31/2020	$13,195	$12,685	$12,511	$12,716
1/31/2021	$13,381	$12,765	$12,619	$12,625
2/28/2021	$13,115	$12,563	$12,419	$12,443
3/31/2021	$13,222	$12,640	$12,500	$12,287
4/30/2021	$13,408	$12,746	$12,627	$12,384
5/31/2021	$13,518	$12,784	$12,709	$12,425
6/30/2021	$13,615	$12,819	$12,764	$12,512
7/31/2021	$13,756	$12,925	$12,862	$12,652
8/31/2021	$13,662	$12,878	$12,809	$12,628
9/30/2021	$13,523	$12,785	$12,698	$12,518
10/31/2021	$13,485	$12,748	$12,676	$12,515
11/30/2021	$13,661	$12,856	$12,792	$12,552
12/31/2021	$13,690	$12,877	$12,811	$12,520
1/31/2022	$13,233	$12,525	$12,465	$12,250
2/28/2022	$13,094	$12,480	$12,380	$12,114
3/31/2022	$12,578	$12,075	$11,977	$11,777
4/30/2022	$12,086	$11,741	$11,599	$11,330
5/31/2022	$12,241	$11,916	$11,745	$11,403
6/30/2022	$11,850	$11,720	$11,471	$11,224
7/31/2022	$12,236	$12,030	$11,789	$11,498
8/31/2022	$11,912	$11,766	$11,504	$11,174
9/30/2022	$11,346	$11,315	$11,028	$10,691
10/31/2022	$11,159	$11,221	$10,896	$10,552
11/30/2022	$11,829	$11,746	$11,444	$10,940
12/31/2022	$11,805	$11,779	$11,428	$10,891
1/31/2023	$12,246	$12,117	$11,794	$11,226
2/28/2023	$11,955	$11,843	$11,514	$10,936
3/31/2023	$12,189	$12,106	$11,731	$11,214
4/30/2023	$12,225	$12,079	$11,736	$11,282
5/31/2023	$12,142	$11,974	$11,653	$11,159
6/30/2023	$12,288	$12,094	$11,756	$11,119
7/31/2023	$12,324	$12,142	$11,789	$11,111
8/31/2023	$12,147	$11,967	$11,637	$11,040
9/30/2023	$11,767	$11,616	$11,297	$10,760
10/31/2023	$11,530	$11,517	$11,125	$10,590
11/30/2023	$12,361	$12,249	$11,860	$11,069
12/31/2023	$12,724	$12,533	$12,169	$11,493
1/31/2024	$12,727	$12,469	$12,161	$11,462
2/29/2024	$12,756	$12,485	$12,178	$11,300
3/31/2024	$12,771	$12,485	$12,194	$11,404
4/30/2024	$12,628	$12,330	$12,052	$11,116
5/31/2024	$12,668	$12,294	$12,061	$11,304
6/30/2024	$12,880	$12,482	$12,265	$11,412
7/31/2024	$12,994	$12,596	$12,373	$11,678
8/31/2024	$13,097	$12,696	$12,462	$11,846
9/30/2024	$13,275	$12,821	$12,599	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I at NAV	12.81%	1.24%	2.87%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper General Municipal Debt Funds Average	11.53%	1.18%	2.34%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,759,225,524
Holdings Count | Holding	744
Advisory Fees Paid, Amount	$ 16,281,601
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$4,759,225,524
# of Portfolio Holdings	744
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$16,281,601

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.57%
  A-9.95%
  A+12.51%
  AA13.25%
  AA-7.93%
  AA+6.40%
  AAA3.72%
  B0.27%
  B-0.35%
  B+0.17%
  BB1.37%
  BB-0.62%
  BB+2.12%
  BBB5.29%
  BBB-9.72%
  BBB+7.92%
  CCC+0.14%
  NR5.70%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020593
Shareholder Report [Line Items]
Fund Name	Lord Abbett New Jersey Tax Free Fund
Class Name	Class A
Trading Symbol	LANJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.14%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to A-rated, BBB-rated and non-investment grade bonds contributed to relative performance.

Top detractors from the Fund’s performance: An overweight allocation to the Leasing, Industrial Development and Tobacco sectors detracted from relative performance. Security selection within the Leasing sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$9,782	$10,000	$10,000	$10,000
10/31/2014	$9,869	$10,069	$10,055	$10,098
11/30/2014	$9,874	$10,086	$10,057	$10,170
12/31/2014	$9,962	$10,137	$10,121	$10,179
1/31/2015	$10,169	$10,316	$10,288	$10,393
2/28/2015	$10,018	$10,210	$10,175	$10,295
3/31/2015	$10,045	$10,240	$10,192	$10,343
4/30/2015	$9,973	$10,186	$10,123	$10,306
5/31/2015	$9,900	$10,158	$10,088	$10,281
6/30/2015	$9,827	$10,148	$10,034	$10,169
7/31/2015	$9,856	$10,222	$10,085	$10,240
8/31/2015	$9,843	$10,242	$10,073	$10,225
9/30/2015	$9,952	$10,316	$10,155	$10,294
10/31/2015	$10,021	$10,357	$10,211	$10,296
11/30/2015	$10,069	$10,398	$10,260	$10,269
12/31/2015	$10,180	$10,472	$10,357	$10,235
1/31/2016	$10,312	$10,596	$10,463	$10,376
2/29/2016	$10,320	$10,613	$10,468	$10,450
3/31/2016	$10,390	$10,647	$10,528	$10,546
4/30/2016	$10,501	$10,725	$10,607	$10,586
5/31/2016	$10,569	$10,754	$10,658	$10,589
6/30/2016	$10,785	$10,925	$10,848	$10,779
7/31/2016	$10,770	$10,932	$10,847	$10,847
8/31/2016	$10,817	$10,947	$10,881	$10,835
9/30/2016	$10,801	$10,892	$10,847	$10,829
10/31/2016	$10,679	$10,778	$10,750	$10,746
11/30/2016	$10,218	$10,376	$10,339	$10,492
12/31/2016	$10,287	$10,497	$10,419	$10,506
1/31/2017	$10,314	$10,567	$10,447	$10,527
2/28/2017	$10,405	$10,640	$10,522	$10,598
3/31/2017	$10,431	$10,663	$10,534	$10,592
4/30/2017	$10,522	$10,740	$10,607	$10,674
5/31/2017	$10,655	$10,911	$10,740	$10,756
6/30/2017	$10,638	$10,872	$10,717	$10,745
7/31/2017	$10,705	$10,960	$10,775	$10,792
8/31/2017	$10,857	$11,043	$10,884	$10,888
9/30/2017	$10,792	$10,987	$10,843	$10,836
10/31/2017	$10,795	$11,014	$10,837	$10,843
11/30/2017	$10,775	$10,955	$10,806	$10,829
12/31/2017	$10,909	$11,069	$10,909	$10,879
1/31/2018	$10,780	$10,939	$10,810	$10,753
2/28/2018	$10,719	$10,906	$10,783	$10,651
3/31/2018	$10,809	$10,947	$10,848	$10,720
4/30/2018	$10,790	$10,908	$10,831	$10,640
5/31/2018	$10,903	$11,033	$10,954	$10,716
6/30/2018	$10,950	$11,042	$10,987	$10,703
7/31/2018	$10,998	$11,069	$11,029	$10,705
8/31/2018	$11,045	$11,097	$11,066	$10,774
9/30/2018	$10,981	$11,025	$11,008	$10,705
10/31/2018	$10,872	$10,957	$10,926	$10,620
11/30/2018	$10,987	$11,079	$11,018	$10,683
12/31/2018	$11,102	$11,211	$11,127	$10,880
1/31/2019	$11,172	$11,296	$11,200	$10,995
2/28/2019	$11,246	$11,357	$11,275	$10,989
3/31/2019	$11,452	$11,536	$11,445	$11,200
4/30/2019	$11,501	$11,579	$11,500	$11,203
5/31/2019	$11,708	$11,739	$11,661	$11,402
6/30/2019	$11,757	$11,782	$11,707	$11,545
7/31/2019	$11,850	$11,877	$11,800	$11,570
8/31/2019	$12,058	$12,065	$11,990	$11,870
9/30/2019	$11,969	$11,968	$11,904	$11,807
10/31/2019	$11,971	$11,989	$11,903	$11,842
11/30/2019	$11,996	$12,019	$11,921	$11,836
12/31/2019	$12,021	$12,056	$11,959	$11,828
1/31/2020	$12,277	$12,273	$12,184	$12,056
2/29/2020	$12,488	$12,431	$12,356	$12,273
3/31/2020	$11,677	$11,980	$11,677	$12,201
4/30/2020	$11,352	$11,830	$11,386	$12,417
5/31/2020	$11,704	$12,206	$11,726	$12,475
6/30/2020	$11,985	$12,307	$11,924	$12,554
7/31/2020	$12,244	$12,514	$12,174	$12,741
8/31/2020	$12,221	$12,455	$12,151	$12,638
9/30/2020	$12,199	$12,458	$12,144	$12,632
10/31/2020	$12,175	$12,420	$12,124	$12,575
11/30/2020	$12,436	$12,608	$12,352	$12,699
12/31/2020	$12,577	$12,685	$12,488	$12,716
1/31/2021	$12,743	$12,765	$12,627	$12,625
2/28/2021	$12,483	$12,563	$12,414	$12,443
3/31/2021	$12,601	$12,640	$12,498	$12,287
4/30/2021	$12,744	$12,746	$12,636	$12,384
5/31/2021	$12,839	$12,784	$12,696	$12,425
6/30/2021	$12,908	$12,819	$12,752	$12,512
7/31/2021	$13,025	$12,925	$12,853	$12,652
8/31/2021	$12,976	$12,878	$12,808	$12,628
9/30/2021	$12,879	$12,785	$12,712	$12,518
10/31/2021	$12,830	$12,748	$12,678	$12,515
11/30/2021	$12,950	$12,856	$12,785	$12,552
12/31/2021	$12,997	$12,877	$12,807	$12,520
1/31/2022	$12,608	$12,525	$12,476	$12,250
2/28/2022	$12,512	$12,480	$12,395	$12,114
3/31/2022	$12,098	$12,075	$12,030	$11,777
4/30/2022	$11,635	$11,741	$11,663	$11,330
5/31/2022	$11,757	$11,916	$11,791	$11,403
6/30/2022	$11,440	$11,720	$11,559	$11,224
7/31/2022	$11,808	$12,030	$11,862	$11,498
8/31/2022	$11,465	$11,766	$11,584	$11,174
9/30/2022	$10,901	$11,315	$11,122	$10,691
10/31/2022	$10,730	$11,221	$11,009	$10,552
11/30/2022	$11,424	$11,746	$11,548	$10,940
12/31/2022	$11,376	$11,779	$11,537	$10,891
1/31/2023	$11,826	$12,117	$11,893	$11,226
2/28/2023	$11,506	$11,843	$11,644	$10,936
3/31/2023	$11,758	$12,106	$11,876	$11,214
4/30/2023	$11,811	$12,079	$11,886	$11,282
5/31/2023	$11,714	$11,974	$11,802	$11,159
6/30/2023	$11,843	$12,094	$11,897	$11,119
7/31/2023	$11,872	$12,142	$11,931	$11,111
8/31/2023	$11,724	$11,967	$11,794	$11,040
9/30/2023	$11,348	$11,616	$11,456	$10,760
10/31/2023	$11,150	$11,517	$11,290	$10,590
11/30/2023	$11,918	$12,249	$12,009	$11,069
12/31/2023	$12,254	$12,533	$12,305	$11,493
1/31/2024	$12,233	$12,469	$12,281	$11,462
2/29/2024	$12,238	$12,485	$12,299	$11,300
3/31/2024	$12,243	$12,485	$12,300	$11,404
4/30/2024	$12,093	$12,330	$12,148	$11,116
5/31/2024	$12,098	$12,294	$12,144	$11,304
6/30/2024	$12,285	$12,482	$12,336	$11,412
7/31/2024	$12,394	$12,596	$12,443	$11,678
8/31/2024	$12,450	$12,696	$12,522	$11,846
9/30/2024	$12,612	$12,821	$12,659	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A at NAV	11.14%	1.05%	2.57%
Class A with sales charge	8.71%	0.59%	2.35%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper New Jersey Municipal Debt Funds Average	10.50%	1.24%	2.39%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 140,370,809
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 513,640
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$140,370,809
# of Portfolio Holdings	187
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$513,640

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A22.30%
  A-3.86%
  A+9.20%
  AA16.65%
  AA-23.07%
  AA+1.48%
  AAA6.67%
  BB-1.51%
  BBB2.16%
  BBB-3.20%
  BBB+6.82%
  NR3.08%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054747
Shareholder Report [Line Items]
Fund Name	Lord Abbett New Jersey Tax Free Fund
Class Name	Class F
Trading Symbol	LNJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.25%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to A-rated, BBB-rated and non-investment grade bonds contributed to relative performance.

Top detractors from the Fund’s performance: An overweight allocation to the Leasing, Industrial Development and Tobacco sectors detracted from relative performance. Security selection within the Leasing sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,090	$10,069	$10,055	$10,098
11/30/2014	$10,096	$10,086	$10,057	$10,170
12/31/2014	$10,186	$10,137	$10,121	$10,179
1/31/2015	$10,399	$10,316	$10,288	$10,393
2/28/2015	$10,245	$10,210	$10,175	$10,295
3/31/2015	$10,274	$10,240	$10,192	$10,343
4/30/2015	$10,200	$10,186	$10,123	$10,306
5/31/2015	$10,127	$10,158	$10,088	$10,281
6/30/2015	$10,074	$10,148	$10,034	$10,169
7/31/2015	$10,104	$10,222	$10,085	$10,240
8/31/2015	$10,071	$10,242	$10,073	$10,225
9/30/2015	$10,184	$10,316	$10,155	$10,294
10/31/2015	$10,255	$10,357	$10,211	$10,296
11/30/2015	$10,305	$10,398	$10,260	$10,269
12/31/2015	$10,440	$10,472	$10,357	$10,235
1/31/2016	$10,576	$10,596	$10,463	$10,376
2/29/2016	$10,564	$10,613	$10,468	$10,450
3/31/2016	$10,658	$10,647	$10,528	$10,546
4/30/2016	$10,751	$10,725	$10,607	$10,586
5/31/2016	$10,822	$10,754	$10,658	$10,589
6/30/2016	$11,044	$10,925	$10,848	$10,779
7/31/2016	$11,030	$10,932	$10,847	$10,847
8/31/2016	$11,078	$10,947	$10,881	$10,835
9/30/2016	$11,063	$10,892	$10,847	$10,829
10/31/2016	$10,939	$10,778	$10,750	$10,746
11/30/2016	$10,467	$10,376	$10,339	$10,492
12/31/2016	$10,539	$10,497	$10,419	$10,506
1/31/2017	$10,589	$10,567	$10,447	$10,527
2/28/2017	$10,684	$10,640	$10,522	$10,598
3/31/2017	$10,689	$10,663	$10,534	$10,592
4/30/2017	$10,783	$10,740	$10,607	$10,674
5/31/2017	$10,942	$10,911	$10,740	$10,756
6/30/2017	$10,903	$10,872	$10,717	$10,745
7/31/2017	$10,973	$10,960	$10,775	$10,792
8/31/2017	$11,129	$11,043	$10,884	$10,888
9/30/2017	$11,064	$10,987	$10,843	$10,836
10/31/2017	$11,090	$11,014	$10,837	$10,843
11/30/2017	$11,049	$10,955	$10,806	$10,829
12/31/2017	$11,187	$11,069	$10,909	$10,879
1/31/2018	$11,056	$10,939	$10,810	$10,753
2/28/2018	$11,016	$10,906	$10,783	$10,651
3/31/2018	$11,087	$10,947	$10,848	$10,720
4/30/2018	$11,069	$10,908	$10,831	$10,640
5/31/2018	$11,208	$11,033	$10,954	$10,716
6/30/2018	$11,235	$11,042	$10,987	$10,703
7/31/2018	$11,284	$11,069	$11,029	$10,705
8/31/2018	$11,333	$11,097	$11,066	$10,774
9/30/2018	$11,269	$11,025	$11,008	$10,705
10/31/2018	$11,158	$10,957	$10,926	$10,620
11/30/2018	$11,277	$11,079	$11,018	$10,683
12/31/2018	$11,396	$11,211	$11,127	$10,880
1/31/2019	$11,469	$11,296	$11,200	$10,995
2/28/2019	$11,545	$11,357	$11,275	$10,989
3/31/2019	$11,758	$11,536	$11,445	$11,200
4/30/2019	$11,809	$11,579	$11,500	$11,203
5/31/2019	$12,023	$11,739	$11,661	$11,402
6/30/2019	$12,073	$11,782	$11,707	$11,545
7/31/2019	$12,171	$11,877	$11,800	$11,570
8/31/2019	$12,385	$12,065	$11,990	$11,870
9/30/2019	$12,294	$11,968	$11,904	$11,807
10/31/2019	$12,298	$11,989	$11,903	$11,842
11/30/2019	$12,301	$12,019	$11,921	$11,836
12/31/2019	$12,351	$12,056	$11,959	$11,828
1/31/2020	$12,615	$12,273	$12,184	$12,056
2/29/2020	$12,833	$12,431	$12,356	$12,273
3/31/2020	$12,000	$11,980	$11,677	$12,201
4/30/2020	$11,668	$11,830	$11,386	$12,417
5/31/2020	$12,030	$12,206	$11,726	$12,475
6/30/2020	$12,321	$12,307	$11,924	$12,554
7/31/2020	$12,588	$12,514	$12,174	$12,741
8/31/2020	$12,565	$12,455	$12,151	$12,638
9/30/2020	$12,543	$12,458	$12,144	$12,632
10/31/2020	$12,520	$12,420	$12,124	$12,575
11/30/2020	$12,789	$12,608	$12,352	$12,699
12/31/2020	$12,936	$12,685	$12,488	$12,716
1/31/2021	$13,107	$12,765	$12,627	$12,625
2/28/2021	$12,840	$12,563	$12,414	$12,443
3/31/2021	$12,963	$12,640	$12,498	$12,287
4/30/2021	$13,111	$12,746	$12,636	$12,384
5/31/2021	$13,210	$12,784	$12,696	$12,425
6/30/2021	$13,282	$12,819	$12,752	$12,512
7/31/2021	$13,404	$12,925	$12,853	$12,652
8/31/2021	$13,355	$12,878	$12,808	$12,628
9/30/2021	$13,256	$12,785	$12,712	$12,518
10/31/2021	$13,206	$12,748	$12,678	$12,515
11/30/2021	$13,330	$12,856	$12,785	$12,552
12/31/2021	$13,380	$12,877	$12,807	$12,520
1/31/2022	$12,981	$12,525	$12,476	$12,250
2/28/2022	$12,908	$12,480	$12,395	$12,114
3/31/2022	$12,457	$12,075	$12,030	$11,777
4/30/2022	$11,982	$11,741	$11,663	$11,330
5/31/2022	$12,109	$11,916	$11,791	$11,403
6/30/2022	$11,783	$11,720	$11,559	$11,224
7/31/2022	$12,163	$12,030	$11,862	$11,498
8/31/2022	$11,811	$11,766	$11,584	$11,174
9/30/2022	$11,230	$11,315	$11,122	$10,691
10/31/2022	$11,055	$11,221	$11,009	$10,552
11/30/2022	$11,771	$11,746	$11,548	$10,940
12/31/2022	$11,723	$11,779	$11,537	$10,891
1/31/2023	$12,187	$12,117	$11,893	$11,226
2/28/2023	$11,858	$11,843	$11,644	$10,936
3/31/2023	$12,119	$12,106	$11,876	$11,214
4/30/2023	$12,175	$12,079	$11,886	$11,282
5/31/2023	$12,076	$11,974	$11,802	$11,159
6/30/2023	$12,210	$12,094	$11,897	$11,119
7/31/2023	$12,266	$12,142	$11,931	$11,111
8/31/2023	$12,089	$11,967	$11,794	$11,040
9/30/2023	$11,703	$11,616	$11,456	$10,760
10/31/2023	$11,525	$11,517	$11,290	$10,590
11/30/2023	$12,319	$12,249	$12,009	$11,069
12/31/2023	$12,640	$12,533	$12,305	$11,493
1/31/2024	$12,619	$12,469	$12,281	$11,462
2/29/2024	$12,625	$12,485	$12,299	$11,300
3/31/2024	$12,631	$12,485	$12,300	$11,404
4/30/2024	$12,478	$12,330	$12,148	$11,116
5/31/2024	$12,484	$12,294	$12,144	$11,304
6/30/2024	$12,678	$12,482	$12,336	$11,412
7/31/2024	$12,791	$12,596	$12,443	$11,678
8/31/2024	$12,878	$12,696	$12,522	$11,846
9/30/2024	$13,019	$12,821	$12,659	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class F at NAV	11.25%	1.15%	2.67%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper New Jersey Municipal Debt Funds Average	10.50%	1.24%	2.39%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 140,370,809
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 513,640
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$140,370,809
# of Portfolio Holdings	187
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$513,640

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A22.30%
  A-3.86%
  A+9.20%
  AA16.65%
  AA-23.07%
  AA+1.48%
  AAA6.67%
  BB-1.51%
  BBB2.16%
  BBB-3.20%
  BBB+6.82%
  NR3.08%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188223
Shareholder Report [Line Items]
Fund Name	Lord Abbett New Jersey Tax Free Fund
Class Name	Class F3
Trading Symbol	LONJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.15%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to A-rated, BBB-rated and non-investment grade bonds contributed to relative performance.

Top detractors from the Fund’s performance: An overweight allocation to the Leasing, Industrial Development and Tobacco sectors detracted from relative performance. Security selection within the Leasing sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,065	$10,060	$10,057	$10,051
5/31/2017	$10,214	$10,219	$10,183	$10,128
6/30/2017	$10,200	$10,183	$10,161	$10,118
7/31/2017	$10,246	$10,265	$10,216	$10,162
8/31/2017	$10,393	$10,343	$10,320	$10,253
9/30/2017	$10,355	$10,291	$10,281	$10,204
10/31/2017	$10,359	$10,316	$10,275	$10,210
11/30/2017	$10,322	$10,260	$10,246	$10,197
12/31/2017	$10,452	$10,368	$10,343	$10,244
1/31/2018	$10,331	$10,246	$10,249	$10,126
2/28/2018	$10,295	$10,215	$10,224	$10,030
3/31/2018	$10,384	$10,253	$10,285	$10,094
4/30/2018	$10,368	$10,216	$10,269	$10,019
5/31/2018	$10,478	$10,333	$10,386	$10,091
6/30/2018	$10,504	$10,342	$10,417	$10,078
7/31/2018	$10,551	$10,367	$10,457	$10,080
8/31/2018	$10,599	$10,394	$10,492	$10,145
9/30/2018	$10,561	$10,326	$10,437	$10,080
10/31/2018	$10,458	$10,263	$10,359	$10,000
11/30/2018	$10,549	$10,376	$10,447	$10,060
12/31/2018	$10,662	$10,501	$10,550	$10,245
1/31/2019	$10,731	$10,580	$10,619	$10,354
2/28/2019	$10,825	$10,637	$10,690	$10,348
3/31/2019	$11,004	$10,805	$10,851	$10,546
4/30/2019	$11,075	$10,845	$10,904	$10,549
5/31/2019	$11,254	$10,995	$11,056	$10,736
6/30/2019	$11,324	$11,035	$11,100	$10,871
7/31/2019	$11,416	$11,124	$11,188	$10,895
8/31/2019	$11,618	$11,300	$11,368	$11,177
9/30/2019	$11,535	$11,209	$11,287	$11,118
10/31/2019	$11,539	$11,229	$11,286	$11,151
11/30/2019	$11,543	$11,257	$11,303	$11,146
12/31/2019	$11,592	$11,292	$11,339	$11,138
1/31/2020	$11,841	$11,495	$11,552	$11,352
2/29/2020	$12,023	$11,643	$11,715	$11,557
3/31/2020	$11,267	$11,221	$11,071	$11,489
4/30/2020	$10,934	$11,080	$10,795	$11,693
5/31/2020	$11,297	$11,432	$11,118	$11,747
6/30/2020	$11,548	$11,526	$11,306	$11,821
7/31/2020	$11,823	$11,720	$11,543	$11,998
8/31/2020	$11,780	$11,665	$11,521	$11,901
9/30/2020	$11,760	$11,668	$11,514	$11,894
10/31/2020	$11,740	$11,633	$11,495	$11,841
11/30/2020	$11,993	$11,808	$11,711	$11,958
12/31/2020	$12,155	$11,880	$11,840	$11,974
1/31/2021	$12,294	$11,956	$11,972	$11,888
2/28/2021	$12,069	$11,766	$11,770	$11,716
3/31/2021	$12,162	$11,839	$11,850	$11,570
4/30/2021	$12,325	$11,938	$11,981	$11,662
5/31/2021	$12,396	$11,974	$12,038	$11,700
6/30/2021	$12,466	$12,007	$12,091	$11,782
7/31/2021	$12,581	$12,106	$12,186	$11,914
8/31/2021	$12,559	$12,062	$12,144	$11,891
9/30/2021	$12,445	$11,975	$12,053	$11,788
10/31/2021	$12,422	$11,940	$12,020	$11,785
11/30/2021	$12,540	$12,041	$12,122	$11,820
12/31/2021	$12,565	$12,061	$12,143	$11,789
1/31/2022	$12,215	$11,731	$11,829	$11,535
2/28/2022	$12,124	$11,688	$11,752	$11,407
3/31/2022	$11,726	$11,310	$11,406	$11,090
4/30/2022	$11,258	$10,997	$11,058	$10,669
5/31/2022	$11,402	$11,160	$11,179	$10,738
6/30/2022	$11,097	$10,977	$10,960	$10,569
7/31/2022	$11,455	$11,267	$11,247	$10,828
8/31/2022	$11,102	$11,020	$10,983	$10,522
9/30/2022	$10,557	$10,597	$10,545	$10,067
10/31/2022	$10,418	$10,509	$10,438	$9,937
11/30/2022	$11,069	$11,001	$10,949	$10,302
12/31/2022	$11,025	$11,032	$10,939	$10,256
1/31/2023	$11,463	$11,349	$11,276	$10,571
2/28/2023	$11,179	$11,093	$11,040	$10,298
3/31/2023	$11,426	$11,339	$11,260	$10,559
4/30/2023	$11,455	$11,313	$11,270	$10,623
5/31/2023	$11,363	$11,215	$11,190	$10,508
6/30/2023	$11,491	$11,327	$11,280	$10,470
7/31/2023	$11,545	$11,372	$11,312	$10,463
8/31/2023	$11,380	$11,208	$11,182	$10,396
9/30/2023	$11,042	$10,880	$10,862	$10,132
10/31/2023	$10,851	$10,787	$10,704	$9,972
11/30/2023	$11,600	$11,472	$11,386	$10,424
12/31/2023	$11,903	$11,739	$11,667	$10,823
1/31/2024	$11,885	$11,679	$11,644	$10,793
2/29/2024	$11,918	$11,694	$11,661	$10,640
3/31/2024	$11,900	$11,693	$11,662	$10,739
4/30/2024	$11,757	$11,548	$11,518	$10,467
5/31/2024	$11,764	$11,515	$11,514	$10,645
6/30/2024	$11,973	$11,691	$11,696	$10,746
7/31/2024	$12,081	$11,798	$11,798	$10,997
8/31/2024	$12,138	$11,891	$11,873	$11,155
9/30/2024	$12,273	$12,008	$12,002	$11,304

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	11.15%	1.25%	2.77%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.47%
Lipper New Jersey Municipal Debt Funds Average	10.50%	1.24%	2.47%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.65%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 140,370,809
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 513,640
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$140,370,809
# of Portfolio Holdings	187
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$513,640

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A22.30%
  A-3.86%
  A+9.20%
  AA16.65%
  AA-23.07%
  AA+1.48%
  AAA6.67%
  BB-1.51%
  BBB2.16%
  BBB-3.20%
  BBB+6.82%
  NR3.08%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096846
Shareholder Report [Line Items]
Fund Name	Lord Abbett New Jersey Tax Free Fund
Class Name	Class I
Trading Symbol	LINJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.36%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to A-rated, BBB-rated and non-investment grade bonds contributed to relative performance.

Top detractors from the Fund’s performance: An overweight allocation to the Leasing, Industrial Development and Tobacco sectors detracted from relative performance. Security selection within the Leasing sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,091	$10,069	$10,055	$10,098
11/30/2014	$10,119	$10,086	$10,057	$10,170
12/31/2014	$10,190	$10,137	$10,121	$10,179
1/31/2015	$10,404	$10,316	$10,288	$10,393
2/28/2015	$10,272	$10,210	$10,175	$10,295
3/31/2015	$10,282	$10,240	$10,192	$10,343
4/30/2015	$10,210	$10,186	$10,123	$10,306
5/31/2015	$10,158	$10,158	$10,088	$10,281
6/30/2015	$10,085	$10,148	$10,034	$10,169
7/31/2015	$10,117	$10,222	$10,085	$10,240
8/31/2015	$10,085	$10,242	$10,073	$10,225
9/30/2015	$10,200	$10,316	$10,155	$10,294
10/31/2015	$10,272	$10,357	$10,211	$10,296
11/30/2015	$10,324	$10,398	$10,260	$10,269
12/31/2015	$10,461	$10,472	$10,357	$10,235
1/31/2016	$10,598	$10,596	$10,463	$10,376
2/29/2016	$10,609	$10,613	$10,468	$10,450
3/31/2016	$10,682	$10,647	$10,528	$10,546
4/30/2016	$10,776	$10,725	$10,607	$10,586
5/31/2016	$10,849	$10,754	$10,658	$10,589
6/30/2016	$11,073	$10,925	$10,848	$10,779
7/31/2016	$11,080	$10,932	$10,847	$10,847
8/31/2016	$11,108	$10,947	$10,881	$10,835
9/30/2016	$11,093	$10,892	$10,847	$10,829
10/31/2016	$10,970	$10,778	$10,750	$10,746
11/30/2016	$10,498	$10,376	$10,339	$10,492
12/31/2016	$10,591	$10,497	$10,419	$10,506
1/31/2017	$10,621	$10,567	$10,447	$10,527
2/28/2017	$10,716	$10,640	$10,522	$10,598
3/31/2017	$10,745	$10,663	$10,534	$10,592
4/30/2017	$10,817	$10,740	$10,607	$10,674
5/31/2017	$10,978	$10,911	$10,740	$10,756
6/30/2017	$10,962	$10,872	$10,717	$10,745
7/31/2017	$11,034	$10,960	$10,775	$10,792
8/31/2017	$11,169	$11,043	$10,884	$10,888
9/30/2017	$11,127	$10,987	$10,843	$10,836
10/31/2017	$11,131	$11,014	$10,837	$10,843
11/30/2017	$11,113	$10,955	$10,806	$10,829
12/31/2017	$11,230	$11,069	$10,909	$10,879
1/31/2018	$11,099	$10,939	$10,810	$10,753
2/28/2018	$11,060	$10,906	$10,783	$10,651
3/31/2018	$11,155	$10,947	$10,848	$10,720
4/30/2018	$11,138	$10,908	$10,831	$10,640
5/31/2018	$11,256	$11,033	$10,954	$10,716
6/30/2018	$11,284	$11,042	$10,987	$10,703
7/31/2018	$11,334	$11,069	$11,029	$10,705
8/31/2018	$11,385	$11,097	$11,066	$10,774
9/30/2018	$11,344	$11,025	$11,008	$10,705
10/31/2018	$11,233	$10,957	$10,926	$10,620
11/30/2018	$11,331	$11,079	$11,018	$10,683
12/31/2018	$11,451	$11,211	$11,127	$10,880
1/31/2019	$11,525	$11,296	$11,200	$10,995
2/28/2019	$11,626	$11,357	$11,275	$10,989
3/31/2019	$11,818	$11,536	$11,445	$11,200
4/30/2019	$11,893	$11,579	$11,500	$11,203
5/31/2019	$12,086	$11,739	$11,661	$11,402
6/30/2019	$12,138	$11,782	$11,707	$11,545
7/31/2019	$12,260	$11,877	$11,800	$11,570
8/31/2019	$12,477	$12,065	$11,990	$11,870
9/30/2019	$12,387	$11,968	$11,904	$11,807
10/31/2019	$12,367	$11,989	$11,903	$11,842
11/30/2019	$12,396	$12,019	$11,921	$11,836
12/31/2019	$12,447	$12,056	$11,959	$11,828
1/31/2020	$12,714	$12,273	$12,184	$12,056
2/29/2020	$12,909	$12,431	$12,356	$12,273
3/31/2020	$12,097	$11,980	$11,677	$12,201
4/30/2020	$11,740	$11,830	$11,386	$12,417
5/31/2020	$12,105	$12,206	$11,726	$12,475
6/30/2020	$12,399	$12,307	$11,924	$12,554
7/31/2020	$12,668	$12,514	$12,174	$12,741
8/31/2020	$12,647	$12,455	$12,151	$12,638
9/30/2020	$12,626	$12,458	$12,144	$12,632
10/31/2020	$12,604	$12,420	$12,124	$12,575
11/30/2020	$12,875	$12,608	$12,352	$12,699
12/31/2020	$13,049	$12,685	$12,488	$12,716
1/31/2021	$13,198	$12,765	$12,627	$12,625
2/28/2021	$12,955	$12,563	$12,414	$12,443
3/31/2021	$13,055	$12,640	$12,498	$12,287
4/30/2021	$13,230	$12,746	$12,636	$12,384
5/31/2021	$13,305	$12,784	$12,696	$12,425
6/30/2021	$13,379	$12,819	$12,752	$12,512
7/31/2021	$13,503	$12,925	$12,853	$12,652
8/31/2021	$13,479	$12,878	$12,808	$12,628
9/30/2021	$13,356	$12,785	$12,712	$12,518
10/31/2021	$13,332	$12,748	$12,678	$12,515
11/30/2021	$13,458	$12,856	$12,785	$12,552
12/31/2021	$13,484	$12,877	$12,807	$12,520
1/31/2022	$13,084	$12,525	$12,476	$12,250
2/28/2022	$13,011	$12,480	$12,395	$12,114
3/31/2022	$12,558	$12,075	$12,030	$11,777
4/30/2022	$12,080	$11,741	$11,663	$11,330
5/31/2022	$12,234	$11,916	$11,791	$11,403
6/30/2022	$11,882	$11,720	$11,559	$11,224
7/31/2022	$12,291	$12,030	$11,862	$11,498
8/31/2022	$11,912	$11,766	$11,584	$11,174
9/30/2022	$11,327	$11,315	$11,122	$10,691
10/31/2022	$11,177	$11,221	$11,009	$10,552
11/30/2022	$11,874	$11,746	$11,548	$10,940
12/31/2022	$11,827	$11,779	$11,537	$10,891
1/31/2023	$12,296	$12,117	$11,893	$11,226
2/28/2023	$11,992	$11,843	$11,644	$10,936
3/31/2023	$12,256	$12,106	$11,876	$11,214
4/30/2023	$12,287	$12,079	$11,886	$11,282
5/31/2023	$12,188	$11,974	$11,802	$11,159
6/30/2023	$12,325	$12,094	$11,897	$11,119
7/31/2023	$12,383	$12,142	$11,931	$11,111
8/31/2023	$12,205	$11,967	$11,794	$11,040
9/30/2023	$11,816	$11,616	$11,456	$10,760
10/31/2023	$11,637	$11,517	$11,290	$10,590
11/30/2023	$12,439	$12,249	$12,009	$11,069
12/31/2023	$12,765	$12,533	$12,305	$11,493
1/31/2024	$12,745	$12,469	$12,281	$11,462
2/29/2024	$12,779	$12,485	$12,299	$11,300
3/31/2024	$12,759	$12,485	$12,300	$11,404
4/30/2024	$12,606	$12,330	$12,148	$11,116
5/31/2024	$12,613	$12,294	$12,144	$11,304
6/30/2024	$12,810	$12,482	$12,336	$11,412
7/31/2024	$12,926	$12,596	$12,443	$11,678
8/31/2024	$13,014	$12,696	$12,522	$11,846
9/30/2024	$13,158	$12,821	$12,659	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I at NAV	11.36%	1.22%	2.78%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper New Jersey Municipal Debt Funds Average	10.50%	1.24%	2.39%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 140,370,809
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 513,640
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$140,370,809
# of Portfolio Holdings	187
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$513,640

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A22.30%
  A-3.86%
  A+9.20%
  AA16.65%
  AA-23.07%
  AA+1.48%
  AAA6.67%
  BB-1.51%
  BBB2.16%
  BBB-3.20%
  BBB+6.82%
  NR3.08%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096633
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Income Fund
Class Name	Class A
Trading Symbol	LSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Income Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 5.67%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 6.09% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s shorter duration positioning relative to the prospectus benchmark detracted from relative performance with the fall in rates over the period. An overweight allocation to the Power sector and Variable Rate Demand Notes detracted from relative performance. Security selection within the Housing and Health Care sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$9,777	$10,000	$10,000	$10,000
10/31/2014	$9,798	$10,012	$10,008	$10,098
11/30/2014	$9,800	$10,019	$10,010	$10,170
12/31/2014	$9,783	$9,994	$9,999	$10,179
1/31/2015	$9,846	$10,062	$10,038	$10,393
2/28/2015	$9,818	$10,039	$10,022	$10,295
3/31/2015	$9,813	$10,034	$10,017	$10,343
4/30/2015	$9,803	$10,031	$10,011	$10,306
5/31/2015	$9,786	$10,013	$9,994	$10,281
6/30/2015	$9,788	$10,033	$9,995	$10,169
7/31/2015	$9,815	$10,064	$10,010	$10,240
8/31/2015	$9,817	$10,075	$10,013	$10,225
9/30/2015	$9,839	$10,107	$10,029	$10,294
10/31/2015	$9,860	$10,134	$10,047	$10,296
11/30/2015	$9,844	$10,116	$10,037	$10,269
12/31/2015	$9,852	$10,115	$10,039	$10,235
1/31/2016	$9,898	$10,178	$10,075	$10,376
2/29/2016	$9,927	$10,211	$10,089	$10,450
3/31/2016	$9,904	$10,186	$10,075	$10,546
4/30/2016	$9,926	$10,211	$10,093	$10,586
5/31/2016	$9,922	$10,204	$10,088	$10,589
6/30/2016	$9,963	$10,253	$10,120	$10,779
7/31/2016	$9,984	$10,281	$10,135	$10,847
8/31/2016	$9,986	$10,269	$10,133	$10,835
9/30/2016	$9,964	$10,232	$10,115	$10,829
10/31/2016	$9,941	$10,221	$10,107	$10,746
11/30/2016	$9,773	$10,093	$10,019	$10,492
12/31/2016	$9,787	$10,122	$10,029	$10,506
1/31/2017	$9,840	$10,190	$10,064	$10,527
2/28/2017	$9,876	$10,246	$10,096	$10,598
3/31/2017	$9,878	$10,244	$10,098	$10,592
4/30/2017	$9,919	$10,276	$10,121	$10,674
5/31/2017	$9,966	$10,327	$10,154	$10,756
6/30/2017	$9,950	$10,301	$10,144	$10,745
7/31/2017	$9,984	$10,345	$10,173	$10,792
8/31/2017	$10,018	$10,386	$10,202	$10,888
9/30/2017	$9,989	$10,352	$10,188	$10,836
10/31/2017	$9,992	$10,350	$10,187	$10,843
11/30/2017	$9,931	$10,264	$10,146	$10,829
12/31/2017	$9,948	$10,285	$10,158	$10,879
1/31/2018	$9,938	$10,299	$10,164	$10,753
2/28/2018	$9,930	$10,302	$10,165	$10,651
3/31/2018	$9,935	$10,295	$10,163	$10,720
4/30/2018	$9,922	$10,270	$10,154	$10,640
5/31/2018	$9,966	$10,326	$10,190	$10,716
6/30/2018	$9,985	$10,364	$10,212	$10,703
7/31/2018	$10,011	$10,395	$10,232	$10,705
8/31/2018	$10,018	$10,391	$10,238	$10,774
9/30/2018	$9,993	$10,353	$10,219	$10,705
10/31/2018	$9,975	$10,348	$10,214	$10,620
11/30/2018	$10,016	$10,400	$10,247	$10,683
12/31/2018	$10,057	$10,467	$10,284	$10,880
1/31/2019	$10,110	$10,525	$10,323	$10,995
2/28/2019	$10,147	$10,559	$10,346	$10,989
3/31/2019	$10,208	$10,606	$10,385	$11,200
4/30/2019	$10,225	$10,608	$10,395	$11,203
5/31/2019	$10,299	$10,677	$10,441	$11,402
6/30/2019	$10,335	$10,724	$10,471	$11,545
7/31/2019	$10,390	$10,783	$10,510	$11,570
8/31/2019	$10,451	$10,813	$10,539	$11,870
9/30/2019	$10,408	$10,759	$10,516	$11,807
10/31/2019	$10,429	$10,804	$10,537	$11,842
11/30/2019	$10,444	$10,827	$10,554	$11,836
12/31/2019	$10,465	$10,850	$10,565	$11,828
1/31/2020	$10,552	$10,923	$10,615	$12,056
2/29/2020	$10,619	$10,961	$10,646	$12,273
3/31/2020	$10,290	$10,805	$10,510	$12,201
4/30/2020	$10,238	$10,819	$10,491	$12,417
5/31/2020	$10,384	$11,019	$10,603	$12,475
6/30/2020	$10,482	$11,042	$10,647	$12,554
7/31/2020	$10,574	$11,108	$10,695	$12,741
8/31/2020	$10,585	$11,106	$10,700	$12,638
9/30/2020	$10,582	$11,119	$10,706	$12,632
10/31/2020	$10,572	$11,102	$10,700	$12,575
11/30/2020	$10,635	$11,135	$10,733	$12,699
12/31/2020	$10,678	$11,156	$10,754	$12,716
1/31/2021	$10,727	$11,182	$10,778	$12,625
2/28/2021	$10,657	$11,138	$10,744	$12,443
3/31/2021	$10,678	$11,165	$10,755	$12,287
4/30/2021	$10,713	$11,190	$10,776	$12,384
5/31/2021	$10,728	$11,193	$10,785	$12,425
6/30/2021	$10,735	$11,194	$10,787	$12,512
7/31/2021	$10,770	$11,231	$10,807	$12,652
8/31/2021	$10,756	$11,227	$10,800	$12,628
9/30/2021	$10,709	$11,202	$10,775	$12,518
10/31/2021	$10,695	$11,187	$10,765	$12,515
11/30/2021	$10,709	$11,193	$10,775	$12,552
12/31/2021	$10,709	$11,197	$10,773	$12,520
1/31/2022	$10,546	$11,025	$10,670	$12,250
2/28/2022	$10,500	$10,996	$10,644	$12,114
3/31/2022	$10,344	$10,824	$10,540	$11,777
4/30/2022	$10,231	$10,720	$10,466	$11,330
5/31/2022	$10,287	$10,844	$10,525	$11,403
6/30/2022	$10,249	$10,833	$10,504	$11,224
7/31/2022	$10,347	$10,951	$10,582	$11,498
8/31/2022	$10,244	$10,814	$10,506	$11,174
9/30/2022	$10,100	$10,629	$10,402	$10,691
10/31/2022	$10,080	$10,628	$10,397	$10,552
11/30/2022	$10,232	$10,825	$10,525	$10,940
12/31/2022	$10,262	$10,842	$10,544	$10,891
1/31/2023	$10,372	$10,986	$10,643	$11,226
2/28/2023	$10,259	$10,830	$10,567	$10,936
3/31/2023	$10,372	$10,990	$10,661	$11,214
4/30/2023	$10,349	$10,943	$10,652	$11,282
5/31/2023	$10,320	$10,885	$10,634	$11,159
6/30/2023	$10,375	$10,950	$10,682	$11,119
7/31/2023	$10,397	$10,976	$10,707	$11,111
8/31/2023	$10,385	$10,951	$10,708	$11,040
9/30/2023	$10,332	$10,847	$10,655	$10,760
10/31/2023	$10,335	$10,860	$10,665	$10,590
11/30/2023	$10,486	$11,124	$10,838	$11,069
12/31/2023	$10,589	$11,230	$10,925	$11,493
1/31/2024	$10,592	$11,209	$10,935	$11,462
2/29/2024	$10,617	$11,222	$10,956	$11,300
3/31/2024	$10,628	$11,208	$10,968	$11,404
4/30/2024	$10,611	$11,169	$10,958	$11,116
5/31/2024	$10,629	$11,160	$10,972	$11,304
6/30/2024	$10,705	$11,247	$11,043	$11,412
7/31/2024	$10,772	$11,342	$11,113	$11,678
8/31/2024	$10,848	$11,450	$11,187	$11,846
9/30/2024	$10,917	$11,508	$11,235	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A at NAV	5.67%	0.96%	1.11%
Class A with sales charge	3.30%	0.51%	0.88%
Bloomberg Municipal Bond Short 1-5 Year Index	6.09%	1.35%	1.41%
Lipper Short Duration Municipal Debt Funds Average	5.44%	1.33%	1.17%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,561,231,464
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 5,141,439
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$1,561,231,464
# of Portfolio Holdings	277
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$5,141,439

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A23.84%
  A-9.35%
  A+13.90%
  AA10.21%
  AA-5.98%
  AA+5.72%
  AAA4.03%
  B0.05%
  BB0.48%
  BB-0.49%
  BB+0.89%
  BBB4.31%
  BBB-7.01%
  BBB+7.46%
  NR6.28%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096635
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Income Fund
Class Name	Class C
Trading Symbol	LSDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Income Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	1.26%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 4.96%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 6.09% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s shorter duration positioning relative to the prospectus benchmark detracted from relative performance with the fall in rates over the period. An overweight allocation to the Power sector and Variable Rate Demand Notes detracted from relative performance. Security selection within the Housing and Health Care sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,016	$10,012	$10,008	$10,098
11/30/2014	$10,013	$10,019	$10,010	$10,170
12/31/2014	$9,990	$9,994	$9,999	$10,179
1/31/2015	$10,049	$10,062	$10,038	$10,393
2/28/2015	$10,016	$10,039	$10,022	$10,295
3/31/2015	$10,006	$10,034	$10,017	$10,343
4/30/2015	$9,990	$10,031	$10,011	$10,306
5/31/2015	$9,967	$10,013	$9,994	$10,281
6/30/2015	$9,971	$10,033	$9,995	$10,169
7/31/2015	$9,987	$10,064	$10,010	$10,240
8/31/2015	$9,984	$10,075	$10,013	$10,225
9/30/2015	$10,001	$10,107	$10,029	$10,294
10/31/2015	$10,017	$10,134	$10,047	$10,296
11/30/2015	$9,996	$10,116	$10,037	$10,269
12/31/2015	$9,999	$10,115	$10,039	$10,235
1/31/2016	$10,040	$10,178	$10,075	$10,376
2/29/2016	$10,064	$10,211	$10,089	$10,450
3/31/2016	$10,036	$10,186	$10,075	$10,546
4/30/2016	$10,053	$10,211	$10,093	$10,586
5/31/2016	$10,044	$10,204	$10,088	$10,589
6/30/2016	$10,080	$10,253	$10,120	$10,779
7/31/2016	$10,097	$10,281	$10,135	$10,847
8/31/2016	$10,094	$10,269	$10,133	$10,835
9/30/2016	$10,066	$10,232	$10,115	$10,829
10/31/2016	$10,038	$10,221	$10,107	$10,746
11/30/2016	$9,863	$10,093	$10,019	$10,492
12/31/2016	$9,872	$10,122	$10,029	$10,506
1/31/2017	$9,921	$10,190	$10,064	$10,527
2/28/2017	$9,958	$10,246	$10,096	$10,598
3/31/2017	$9,948	$10,244	$10,098	$10,592
4/30/2017	$9,984	$10,276	$10,121	$10,674
5/31/2017	$10,027	$10,327	$10,154	$10,756
6/30/2017	$10,005	$10,301	$10,144	$10,745
7/31/2017	$10,035	$10,345	$10,173	$10,792
8/31/2017	$10,064	$10,386	$10,202	$10,888
9/30/2017	$10,030	$10,352	$10,188	$10,836
10/31/2017	$10,027	$10,350	$10,187	$10,843
11/30/2017	$9,961	$10,264	$10,146	$10,829
12/31/2017	$9,972	$10,285	$10,158	$10,879
1/31/2018	$9,958	$10,299	$10,164	$10,753
2/28/2018	$9,952	$10,302	$10,165	$10,651
3/31/2018	$9,944	$10,295	$10,163	$10,720
4/30/2018	$9,927	$10,270	$10,154	$10,640
5/31/2018	$9,966	$10,326	$10,190	$10,716
6/30/2018	$9,980	$10,364	$10,212	$10,703
7/31/2018	$10,000	$10,395	$10,232	$10,705
8/31/2018	$10,002	$10,391	$10,238	$10,774
9/30/2018	$9,973	$10,353	$10,219	$10,705
10/31/2018	$9,950	$10,348	$10,214	$10,620
11/30/2018	$9,985	$10,400	$10,247	$10,683
12/31/2018	$10,021	$10,467	$10,284	$10,880
1/31/2019	$10,069	$10,525	$10,323	$10,995
2/28/2019	$10,101	$10,559	$10,346	$10,989
3/31/2019	$10,157	$10,606	$10,385	$11,200
4/30/2019	$10,168	$10,608	$10,395	$11,203
5/31/2019	$10,237	$10,677	$10,441	$11,402
6/30/2019	$10,267	$10,724	$10,471	$11,545
7/31/2019	$10,316	$10,783	$10,510	$11,570
8/31/2019	$10,372	$10,813	$10,539	$11,870
9/30/2019	$10,323	$10,759	$10,516	$11,807
10/31/2019	$10,340	$10,804	$10,537	$11,842
11/30/2019	$10,349	$10,827	$10,554	$11,836
12/31/2019	$10,364	$10,850	$10,565	$11,828
1/31/2020	$10,445	$10,923	$10,615	$12,056
2/29/2020	$10,507	$10,961	$10,646	$12,273
3/31/2020	$10,176	$10,805	$10,510	$12,201
4/30/2020	$10,119	$10,819	$10,491	$12,417
5/31/2020	$10,258	$11,019	$10,603	$12,475
6/30/2020	$10,349	$11,042	$10,647	$12,554
7/31/2020	$10,435	$11,108	$10,695	$12,741
8/31/2020	$10,440	$11,106	$10,700	$12,638
9/30/2020	$10,432	$11,119	$10,706	$12,632
10/31/2020	$10,416	$11,102	$10,700	$12,575
11/30/2020	$10,473	$11,135	$10,733	$12,699
12/31/2020	$10,510	$11,156	$10,754	$12,716
1/31/2021	$10,552	$11,182	$10,778	$12,625
2/28/2021	$10,477	$11,138	$10,744	$12,443
3/31/2021	$10,493	$11,165	$10,755	$12,287
4/30/2021	$10,521	$11,190	$10,776	$12,384
5/31/2021	$10,530	$11,193	$10,785	$12,425
6/30/2021	$10,532	$11,194	$10,787	$12,512
7/31/2021	$10,559	$11,231	$10,807	$12,652
8/31/2021	$10,540	$11,227	$10,800	$12,628
9/30/2021	$10,488	$11,202	$10,775	$12,518
10/31/2021	$10,469	$11,187	$10,765	$12,515
11/30/2021	$10,477	$11,193	$10,775	$12,552
12/31/2021	$10,471	$11,197	$10,773	$12,520
1/31/2022	$10,306	$11,025	$10,670	$12,250
2/28/2022	$10,256	$10,996	$10,644	$12,114
3/31/2022	$10,099	$10,824	$10,540	$11,777
4/30/2022	$9,982	$10,720	$10,466	$11,330
5/31/2022	$10,032	$10,844	$10,525	$11,403
6/30/2022	$9,990	$10,833	$10,504	$11,224
7/31/2022	$10,074	$10,951	$10,582	$11,498
8/31/2022	$9,974	$10,814	$10,506	$11,174
9/30/2022	$9,823	$10,629	$10,402	$10,691
10/31/2022	$9,805	$10,628	$10,397	$10,552
11/30/2022	$9,947	$10,825	$10,525	$10,940
12/31/2022	$9,971	$10,842	$10,544	$10,891
1/31/2023	$10,074	$10,986	$10,643	$11,226
2/28/2023	$9,959	$10,830	$10,567	$10,936
3/31/2023	$10,057	$10,990	$10,661	$11,214
4/30/2023	$10,036	$10,943	$10,652	$11,282
5/31/2023	$10,002	$10,885	$10,634	$11,159
6/30/2023	$10,051	$10,950	$10,682	$11,119
7/31/2023	$10,067	$10,976	$10,707	$11,111
8/31/2023	$10,050	$10,951	$10,708	$11,040
9/30/2023	$9,994	$10,847	$10,655	$10,760
10/31/2023	$9,992	$10,860	$10,665	$10,590
11/30/2023	$10,133	$11,124	$10,838	$11,069
12/31/2023	$10,220	$11,230	$10,925	$11,493
1/31/2024	$10,224	$11,209	$10,935	$11,462
2/29/2024	$10,243	$11,222	$10,956	$11,300
3/31/2024	$10,248	$11,208	$10,968	$11,404
4/30/2024	$10,227	$11,169	$10,958	$11,116
5/31/2024	$10,240	$11,160	$10,972	$11,304
6/30/2024	$10,308	$11,247	$11,043	$11,412
7/31/2024	$10,367	$11,342	$11,113	$11,678
8/31/2024	$10,435	$11,450	$11,187	$11,846
9/30/2024	$10,489	$11,508	$11,235	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C at NAV	4.96%	0.32%	0.48%
Class C with sales charge	3.96%	0.32%	0.48%
Bloomberg Municipal Bond Short 1-5 Year Index	6.09%	1.35%	1.41%
Lipper Short Duration Municipal Debt Funds Average	5.44%	1.33%	1.17%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,561,231,464
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 5,141,439
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$1,561,231,464
# of Portfolio Holdings	277
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$5,141,439

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A23.84%
  A-9.35%
  A+13.90%
  AA10.21%
  AA-5.98%
  AA+5.72%
  AAA4.03%
  B0.05%
  BB0.48%
  BB-0.49%
  BB+0.89%
  BBB4.31%
  BBB-7.01%
  BBB+7.46%
  NR6.28%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096636
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Income Fund
Class Name	Class F
Trading Symbol	LSDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Income Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 5.77%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 6.09% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s shorter duration positioning relative to the prospectus benchmark detracted from relative performance with the fall in rates over the period. An overweight allocation to the Power sector and Variable Rate Demand Notes detracted from relative performance. Security selection within the Housing and Health Care sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,022	$10,012	$10,008	$10,098
11/30/2014	$10,025	$10,019	$10,010	$10,170
12/31/2014	$10,008	$9,994	$9,999	$10,179
1/31/2015	$10,074	$10,062	$10,038	$10,393
2/28/2015	$10,046	$10,039	$10,022	$10,295
3/31/2015	$10,042	$10,034	$10,017	$10,343
4/30/2015	$10,032	$10,031	$10,011	$10,306
5/31/2015	$10,015	$10,013	$9,994	$10,281
6/30/2015	$10,025	$10,033	$9,995	$10,169
7/31/2015	$10,047	$10,064	$10,010	$10,240
8/31/2015	$10,050	$10,075	$10,013	$10,225
9/30/2015	$10,073	$10,107	$10,029	$10,294
10/31/2015	$10,095	$10,134	$10,047	$10,296
11/30/2015	$10,080	$10,116	$10,037	$10,269
12/31/2015	$10,089	$10,115	$10,039	$10,235
1/31/2016	$10,137	$10,178	$10,075	$10,376
2/29/2016	$10,167	$10,211	$10,089	$10,450
3/31/2016	$10,144	$10,186	$10,075	$10,546
4/30/2016	$10,168	$10,211	$10,093	$10,586
5/31/2016	$10,165	$10,204	$10,088	$10,589
6/30/2016	$10,207	$10,253	$10,120	$10,779
7/31/2016	$10,230	$10,281	$10,135	$10,847
8/31/2016	$10,233	$10,269	$10,133	$10,835
9/30/2016	$10,211	$10,232	$10,115	$10,829
10/31/2016	$10,188	$10,221	$10,107	$10,746
11/30/2016	$10,016	$10,093	$10,019	$10,492
12/31/2016	$10,032	$10,122	$10,029	$10,506
1/31/2017	$10,088	$10,190	$10,064	$10,527
2/28/2017	$10,131	$10,246	$10,096	$10,598
3/31/2017	$10,127	$10,244	$10,098	$10,592
4/30/2017	$10,170	$10,276	$10,121	$10,674
5/31/2017	$10,219	$10,327	$10,154	$10,756
6/30/2017	$10,204	$10,301	$10,144	$10,745
7/31/2017	$10,240	$10,345	$10,173	$10,792
8/31/2017	$10,276	$10,386	$10,202	$10,888
9/30/2017	$10,247	$10,352	$10,188	$10,836
10/31/2017	$10,250	$10,350	$10,187	$10,843
11/30/2017	$10,189	$10,264	$10,146	$10,829
12/31/2017	$10,206	$10,285	$10,158	$10,879
1/31/2018	$10,198	$10,299	$10,164	$10,753
2/28/2018	$10,197	$10,302	$10,165	$10,651
3/31/2018	$10,196	$10,295	$10,163	$10,720
4/30/2018	$10,183	$10,270	$10,154	$10,640
5/31/2018	$10,229	$10,326	$10,190	$10,716
6/30/2018	$10,250	$10,364	$10,212	$10,703
7/31/2018	$10,277	$10,395	$10,232	$10,705
8/31/2018	$10,285	$10,391	$10,238	$10,774
9/30/2018	$10,261	$10,353	$10,219	$10,705
10/31/2018	$10,243	$10,348	$10,214	$10,620
11/30/2018	$10,286	$10,400	$10,247	$10,683
12/31/2018	$10,328	$10,467	$10,284	$10,880
1/31/2019	$10,384	$10,525	$10,323	$10,995
2/28/2019	$10,423	$10,559	$10,346	$10,989
3/31/2019	$10,487	$10,606	$10,385	$11,200
4/30/2019	$10,504	$10,608	$10,395	$11,203
5/31/2019	$10,582	$10,677	$10,441	$11,402
6/30/2019	$10,619	$10,724	$10,471	$11,545
7/31/2019	$10,677	$10,783	$10,510	$11,570
8/31/2019	$10,741	$10,813	$10,539	$11,870
9/30/2019	$10,697	$10,759	$10,516	$11,807
10/31/2019	$10,720	$10,804	$10,537	$11,842
11/30/2019	$10,736	$10,827	$10,554	$11,836
12/31/2019	$10,758	$10,850	$10,565	$11,828
1/31/2020	$10,855	$10,923	$10,615	$12,056
2/29/2020	$10,919	$10,961	$10,646	$12,273
3/31/2020	$10,588	$10,805	$10,510	$12,201
4/30/2020	$10,528	$10,819	$10,491	$12,417
5/31/2020	$10,686	$11,019	$10,603	$12,475
6/30/2020	$10,781	$11,042	$10,647	$12,554
7/31/2020	$10,876	$11,108	$10,695	$12,741
8/31/2020	$10,888	$11,106	$10,700	$12,638
9/30/2020	$10,886	$11,119	$10,706	$12,632
10/31/2020	$10,877	$11,102	$10,700	$12,575
11/30/2020	$10,943	$11,135	$10,733	$12,699
12/31/2020	$10,988	$11,156	$10,754	$12,716
1/31/2021	$11,046	$11,182	$10,778	$12,625
2/28/2021	$10,967	$11,138	$10,744	$12,443
3/31/2021	$10,990	$11,165	$10,755	$12,287
4/30/2021	$11,027	$11,190	$10,776	$12,384
5/31/2021	$11,043	$11,193	$10,785	$12,425
6/30/2021	$11,052	$11,194	$10,787	$12,512
7/31/2021	$11,088	$11,231	$10,807	$12,652
8/31/2021	$11,075	$11,227	$10,800	$12,628
9/30/2021	$11,034	$11,202	$10,775	$12,518
10/31/2021	$11,014	$11,187	$10,765	$12,515
11/30/2021	$11,036	$11,193	$10,775	$12,552
12/31/2021	$11,037	$11,197	$10,773	$12,520
1/31/2022	$10,864	$11,025	$10,670	$12,250
2/28/2022	$10,824	$10,996	$10,644	$12,114
3/31/2022	$10,664	$10,824	$10,540	$11,777
4/30/2022	$10,541	$10,720	$10,466	$11,330
5/31/2022	$10,607	$10,844	$10,525	$11,403
6/30/2022	$10,562	$10,833	$10,504	$11,224
7/31/2022	$10,664	$10,951	$10,582	$11,498
8/31/2022	$10,565	$10,814	$10,506	$11,174
9/30/2022	$10,411	$10,629	$10,402	$10,691
10/31/2022	$10,391	$10,628	$10,397	$10,552
11/30/2022	$10,548	$10,825	$10,525	$10,940
12/31/2022	$10,579	$10,842	$10,544	$10,891
1/31/2023	$10,695	$10,986	$10,643	$11,226
2/28/2023	$10,579	$10,830	$10,567	$10,936
3/31/2023	$10,696	$10,990	$10,661	$11,214
4/30/2023	$10,673	$10,943	$10,652	$11,282
5/31/2023	$10,651	$10,885	$10,634	$11,159
6/30/2023	$10,702	$10,950	$10,682	$11,119
7/31/2023	$10,725	$10,976	$10,707	$11,111
8/31/2023	$10,713	$10,951	$10,708	$11,040
9/30/2023	$10,659	$10,847	$10,655	$10,760
10/31/2023	$10,664	$10,860	$10,665	$10,590
11/30/2023	$10,828	$11,124	$10,838	$11,069
12/31/2023	$10,927	$11,230	$10,925	$11,493
1/31/2024	$10,931	$11,209	$10,935	$11,462
2/29/2024	$10,958	$11,222	$10,956	$11,300
3/31/2024	$10,970	$11,208	$10,968	$11,404
4/30/2024	$10,954	$11,169	$10,958	$11,116
5/31/2024	$10,974	$11,160	$10,972	$11,304
6/30/2024	$11,053	$11,247	$11,043	$11,412
7/31/2024	$11,131	$11,342	$11,113	$11,678
8/31/2024	$11,203	$11,450	$11,187	$11,846
9/30/2024	$11,275	$11,508	$11,235	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class F at NAV	5.77%	1.06%	1.21%
Bloomberg Municipal Bond Short 1-5 Year Index	6.09%	1.35%	1.41%
Lipper Short Duration Municipal Debt Funds Average	5.44%	1.33%	1.17%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,561,231,464
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 5,141,439
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$1,561,231,464
# of Portfolio Holdings	277
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$5,141,439

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A23.84%
  A-9.35%
  A+13.90%
  AA10.21%
  AA-5.98%
  AA+5.72%
  AAA4.03%
  B0.05%
  BB0.48%
  BB-0.49%
  BB+0.89%
  BBB4.31%
  BBB-7.01%
  BBB+7.46%
  NR6.28%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188228
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Income Fund
Class Name	Class F3
Trading Symbol	LSDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Income Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 5.92%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 6.09% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s shorter duration positioning relative to the prospectus benchmark detracted from relative performance with the fall in rates over the period. An overweight allocation to the Power sector and Variable Rate Demand Notes detracted from relative performance. Security selection within the Housing and Health Care sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,036	$10,028	$10,022	$10,051
5/31/2017	$10,085	$10,077	$10,054	$10,128
6/30/2017	$10,071	$10,052	$10,045	$10,118
7/31/2017	$10,107	$10,094	$10,073	$10,162
8/31/2017	$10,144	$10,134	$10,102	$10,253
9/30/2017	$10,123	$10,101	$10,088	$10,204
10/31/2017	$10,121	$10,099	$10,087	$10,210
11/30/2017	$10,061	$10,016	$10,047	$10,197
12/31/2017	$10,086	$10,036	$10,058	$10,244
1/31/2018	$10,078	$10,050	$10,064	$10,126
2/28/2018	$10,072	$10,053	$10,065	$10,030
3/31/2018	$10,078	$10,046	$10,063	$10,094
4/30/2018	$10,060	$10,021	$10,054	$10,019
5/31/2018	$10,114	$10,076	$10,090	$10,091
6/30/2018	$10,135	$10,113	$10,112	$10,078
7/31/2018	$10,163	$10,143	$10,132	$10,080
8/31/2018	$10,172	$10,140	$10,138	$10,145
9/30/2018	$10,142	$10,102	$10,119	$10,080
10/31/2018	$10,132	$10,097	$10,114	$10,000
11/30/2018	$10,175	$10,149	$10,147	$10,060
12/31/2018	$10,218	$10,213	$10,183	$10,245
1/31/2019	$10,268	$10,270	$10,222	$10,354
2/28/2019	$10,314	$10,304	$10,245	$10,348
3/31/2019	$10,378	$10,349	$10,283	$10,546
4/30/2019	$10,397	$10,351	$10,293	$10,549
5/31/2019	$10,475	$10,419	$10,339	$10,736
6/30/2019	$10,512	$10,465	$10,368	$10,871
7/31/2019	$10,564	$10,522	$10,407	$10,895
8/31/2019	$10,635	$10,551	$10,436	$11,177
9/30/2019	$10,592	$10,499	$10,413	$11,118
10/31/2019	$10,616	$10,542	$10,434	$11,151
11/30/2019	$10,634	$10,565	$10,451	$11,146
12/31/2019	$10,657	$10,587	$10,461	$11,138
1/31/2020	$10,747	$10,658	$10,511	$11,352
2/29/2020	$10,818	$10,696	$10,542	$11,557
3/31/2020	$10,485	$10,543	$10,407	$11,489
4/30/2020	$10,434	$10,557	$10,388	$11,693
5/31/2020	$10,584	$10,753	$10,499	$11,747
6/30/2020	$10,686	$10,774	$10,543	$11,821
7/31/2020	$10,775	$10,839	$10,590	$11,998
8/31/2020	$10,788	$10,837	$10,595	$11,901
9/30/2020	$10,788	$10,850	$10,601	$11,894
10/31/2020	$10,786	$10,833	$10,595	$11,841
11/30/2020	$10,846	$10,865	$10,628	$11,958
12/31/2020	$10,892	$10,886	$10,649	$11,974
1/31/2021	$10,951	$10,911	$10,672	$11,888
2/28/2021	$10,874	$10,868	$10,639	$11,716
3/31/2021	$10,898	$10,895	$10,650	$11,570
4/30/2021	$10,943	$10,919	$10,670	$11,662
5/31/2021	$10,953	$10,922	$10,679	$11,700
6/30/2021	$10,970	$10,923	$10,681	$11,782
7/31/2021	$11,007	$10,959	$10,701	$11,914
8/31/2021	$10,995	$10,955	$10,694	$11,891
9/30/2021	$10,949	$10,931	$10,669	$11,788
10/31/2021	$10,931	$10,916	$10,659	$11,785
11/30/2021	$10,954	$10,922	$10,669	$11,820
12/31/2021	$10,956	$10,926	$10,667	$11,789
1/31/2022	$10,792	$10,758	$10,565	$11,535
2/28/2022	$10,746	$10,729	$10,540	$11,407
3/31/2022	$10,590	$10,562	$10,437	$11,090
4/30/2022	$10,468	$10,460	$10,363	$10,669
5/31/2022	$10,535	$10,581	$10,422	$10,738
6/30/2022	$10,491	$10,570	$10,401	$10,569
7/31/2022	$10,594	$10,686	$10,478	$10,828
8/31/2022	$10,497	$10,552	$10,403	$10,522
9/30/2022	$10,345	$10,372	$10,300	$10,067
10/31/2022	$10,334	$10,371	$10,295	$9,937
11/30/2022	$10,484	$10,563	$10,422	$10,302
12/31/2022	$10,517	$10,579	$10,441	$10,256
1/31/2023	$10,633	$10,720	$10,539	$10,571
2/28/2023	$10,526	$10,567	$10,463	$10,298
3/31/2023	$10,637	$10,724	$10,556	$10,559
4/30/2023	$10,622	$10,678	$10,548	$10,623
5/31/2023	$10,594	$10,621	$10,530	$10,508
6/30/2023	$10,646	$10,684	$10,577	$10,470
7/31/2023	$10,670	$10,710	$10,602	$10,463
8/31/2023	$10,660	$10,686	$10,603	$10,396
9/30/2023	$10,608	$10,584	$10,551	$10,132
10/31/2023	$10,614	$10,597	$10,560	$9,972
11/30/2023	$10,778	$10,855	$10,732	$10,424
12/31/2023	$10,878	$10,958	$10,818	$10,823
1/31/2024	$10,891	$10,938	$10,828	$10,793
2/29/2024	$10,919	$10,950	$10,849	$10,640
3/31/2024	$10,932	$10,937	$10,860	$10,739
4/30/2024	$10,917	$10,899	$10,851	$10,467
5/31/2024	$10,931	$10,890	$10,864	$10,645
6/30/2024	$11,011	$10,975	$10,935	$10,746
7/31/2024	$11,090	$11,067	$11,004	$10,997
8/31/2024	$11,170	$11,173	$11,077	$11,155
9/30/2024	$11,236	$11,229	$11,125	$11,304

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	5.92%	1.19%	1.57%
Bloomberg Municipal Bond Short 1-5 Year Index	6.09%	1.35%	1.56%
Lipper Short Duration Municipal Debt Funds Average	5.44%	1.33%	1.43%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.65%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,561,231,464
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 5,141,439
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$1,561,231,464
# of Portfolio Holdings	277
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$5,141,439

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A23.84%
  A-9.35%
  A+13.90%
  AA10.21%
  AA-5.98%
  AA+5.72%
  AAA4.03%
  B0.05%
  BB0.48%
  BB-0.49%
  BB+0.89%
  BBB4.31%
  BBB-7.01%
  BBB+7.46%
  NR6.28%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096637
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Income Fund
Class Name	Class I
Trading Symbol	LISDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Income Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 5.88%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 6.09% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s shorter duration positioning relative to the prospectus benchmark detracted from relative performance with the fall in rates over the period. An overweight allocation to the Power sector and Variable Rate Demand Notes detracted from relative performance. Security selection within the Housing and Health Care sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,022	$10,012	$10,008	$10,098
11/30/2014	$10,027	$10,019	$10,010	$10,170
12/31/2014	$10,011	$9,994	$9,999	$10,179
1/31/2015	$10,077	$10,062	$10,038	$10,393
2/28/2015	$10,050	$10,039	$10,022	$10,295
3/31/2015	$10,047	$10,034	$10,017	$10,343
4/30/2015	$10,038	$10,031	$10,011	$10,306
5/31/2015	$10,022	$10,013	$9,994	$10,281
6/30/2015	$10,032	$10,033	$9,995	$10,169
7/31/2015	$10,055	$10,064	$10,010	$10,240
8/31/2015	$10,059	$10,075	$10,013	$10,225
9/30/2015	$10,083	$10,107	$10,029	$10,294
10/31/2015	$10,106	$10,134	$10,047	$10,296
11/30/2015	$10,098	$10,116	$10,037	$10,269
12/31/2015	$10,102	$10,115	$10,039	$10,235
1/31/2016	$10,157	$10,178	$10,075	$10,376
2/29/2016	$10,181	$10,211	$10,089	$10,450
3/31/2016	$10,159	$10,186	$10,075	$10,546
4/30/2016	$10,190	$10,211	$10,093	$10,586
5/31/2016	$10,182	$10,204	$10,088	$10,589
6/30/2016	$10,225	$10,253	$10,120	$10,779
7/31/2016	$10,255	$10,281	$10,135	$10,847
8/31/2016	$10,252	$10,269	$10,133	$10,835
9/30/2016	$10,231	$10,232	$10,115	$10,829
10/31/2016	$10,209	$10,221	$10,107	$10,746
11/30/2016	$10,038	$10,093	$10,019	$10,492
12/31/2016	$10,055	$10,122	$10,029	$10,506
1/31/2017	$10,118	$10,190	$10,064	$10,527
2/28/2017	$10,155	$10,246	$10,096	$10,598
3/31/2017	$10,159	$10,244	$10,098	$10,592
4/30/2017	$10,196	$10,276	$10,121	$10,674
5/31/2017	$10,247	$10,327	$10,154	$10,756
6/30/2017	$10,232	$10,301	$10,144	$10,745
7/31/2017	$10,269	$10,345	$10,173	$10,792
8/31/2017	$10,306	$10,386	$10,202	$10,888
9/30/2017	$10,284	$10,352	$10,188	$10,836
10/31/2017	$10,282	$10,350	$10,187	$10,843
11/30/2017	$10,221	$10,264	$10,146	$10,829
12/31/2017	$10,246	$10,285	$10,158	$10,879
1/31/2018	$10,232	$10,299	$10,164	$10,753
2/28/2018	$10,231	$10,302	$10,165	$10,651
3/31/2018	$10,231	$10,295	$10,163	$10,720
4/30/2018	$10,220	$10,270	$10,154	$10,640
5/31/2018	$10,274	$10,326	$10,190	$10,716
6/30/2018	$10,295	$10,364	$10,212	$10,703
7/31/2018	$10,316	$10,395	$10,232	$10,705
8/31/2018	$10,326	$10,391	$10,238	$10,774
9/30/2018	$10,302	$10,353	$10,219	$10,705
10/31/2018	$10,285	$10,348	$10,214	$10,620
11/30/2018	$10,329	$10,400	$10,247	$10,683
12/31/2018	$10,379	$10,467	$10,284	$10,880
1/31/2019	$10,429	$10,525	$10,323	$10,995
2/28/2019	$10,469	$10,559	$10,346	$10,989
3/31/2019	$10,534	$10,606	$10,385	$11,200
4/30/2019	$10,559	$10,608	$10,395	$11,203
5/31/2019	$10,631	$10,677	$10,441	$11,402
6/30/2019	$10,676	$10,724	$10,471	$11,545
7/31/2019	$10,728	$10,783	$10,510	$11,570
8/31/2019	$10,800	$10,813	$10,539	$11,870
9/30/2019	$10,750	$10,759	$10,516	$11,807
10/31/2019	$10,774	$10,804	$10,537	$11,842
11/30/2019	$10,798	$10,827	$10,554	$11,836
12/31/2019	$10,822	$10,850	$10,565	$11,828
1/31/2020	$10,913	$10,923	$10,615	$12,056
2/29/2020	$10,978	$10,961	$10,646	$12,273
3/31/2020	$10,646	$10,805	$10,510	$12,201
4/30/2020	$10,587	$10,819	$10,491	$12,417
5/31/2020	$10,746	$11,019	$10,603	$12,475
6/30/2020	$10,842	$11,042	$10,647	$12,554
7/31/2020	$10,940	$11,108	$10,695	$12,741
8/31/2020	$10,953	$11,106	$10,700	$12,638
9/30/2020	$10,952	$11,119	$10,706	$12,632
10/31/2020	$10,950	$11,102	$10,700	$12,575
11/30/2020	$11,010	$11,135	$10,733	$12,699
12/31/2020	$11,056	$11,156	$10,754	$12,716
1/31/2021	$11,116	$11,182	$10,778	$12,625
2/28/2021	$11,038	$11,138	$10,744	$12,443
3/31/2021	$11,062	$11,165	$10,755	$12,287
4/30/2021	$11,107	$11,190	$10,776	$12,384
5/31/2021	$11,117	$11,193	$10,785	$12,425
6/30/2021	$11,134	$11,194	$10,787	$12,512
7/31/2021	$11,171	$11,231	$10,807	$12,652
8/31/2021	$11,152	$11,227	$10,800	$12,628
9/30/2021	$11,112	$11,202	$10,775	$12,518
10/31/2021	$11,092	$11,187	$10,765	$12,515
11/30/2021	$11,116	$11,193	$10,775	$12,552
12/31/2021	$11,117	$11,197	$10,773	$12,520
1/31/2022	$10,951	$11,025	$10,670	$12,250
2/28/2022	$10,904	$10,996	$10,644	$12,114
3/31/2022	$10,745	$10,824	$10,540	$11,777
4/30/2022	$10,621	$10,720	$10,466	$11,330
5/31/2022	$10,688	$10,844	$10,525	$11,403
6/30/2022	$10,644	$10,833	$10,504	$11,224
7/31/2022	$10,748	$10,951	$10,582	$11,498
8/31/2022	$10,649	$10,814	$10,506	$11,174
9/30/2022	$10,495	$10,629	$10,402	$10,691
10/31/2022	$10,483	$10,628	$10,397	$10,552
11/30/2022	$10,635	$10,825	$10,525	$10,940
12/31/2022	$10,668	$10,842	$10,544	$10,891
1/31/2023	$10,785	$10,986	$10,643	$11,226
2/28/2023	$10,676	$10,830	$10,567	$10,936
3/31/2023	$10,788	$10,990	$10,661	$11,214
4/30/2023	$10,772	$10,943	$10,652	$11,282
5/31/2023	$10,744	$10,885	$10,634	$11,159
6/30/2023	$10,797	$10,950	$10,682	$11,119
7/31/2023	$10,821	$10,976	$10,707	$11,111
8/31/2023	$10,810	$10,951	$10,708	$11,040
9/30/2023	$10,757	$10,847	$10,655	$10,760
10/31/2023	$10,762	$10,860	$10,665	$10,590
11/30/2023	$10,928	$11,124	$10,838	$11,069
12/31/2023	$11,030	$11,230	$10,925	$11,493
1/31/2024	$11,035	$11,209	$10,935	$11,462
2/29/2024	$11,070	$11,222	$10,956	$11,300
3/31/2024	$11,083	$11,208	$10,968	$11,404
4/30/2024	$11,068	$11,169	$10,958	$11,116
5/31/2024	$11,081	$11,160	$10,972	$11,304
6/30/2024	$11,162	$11,247	$11,043	$11,412
7/31/2024	$11,241	$11,342	$11,113	$11,678
8/31/2024	$11,315	$11,450	$11,187	$11,846
9/30/2024	$11,389	$11,508	$11,235	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I at NAV	5.88%	1.16%	1.31%
Bloomberg Municipal Bond Short 1-5 Year Index	6.09%	1.35%	1.41%
Lipper Short Duration Municipal Debt Funds Average	5.44%	1.33%	1.17%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,561,231,464
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 5,141,439
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$1,561,231,464
# of Portfolio Holdings	277
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$5,141,439

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A23.84%
  A-9.35%
  A+13.90%
  AA10.21%
  AA-5.98%
  AA+5.72%
  AAA4.03%
  B0.05%
  BB0.48%
  BB-0.49%
  BB+0.89%
  BBB4.31%
  BBB-7.01%
  BBB+7.46%
  NR6.28%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000232851
Shareholder Report [Line Items]
Fund Name	Lord Abbett Sustainable Municipal Bond Fund
Class Name	Class A
Trading Symbol	LASMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Sustainable Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.30%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Education and Local General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Housing sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
1/20/2022	$9,775	$10,000	$10,000
1/31/2022	$9,637	$9,873	$9,992
2/28/2022	$9,598	$9,842	$9,880
3/31/2022	$9,305	$9,580	$9,606
4/30/2022	$9,032	$9,379	$9,241
5/31/2022	$9,132	$9,511	$9,301
6/30/2022	$8,967	$9,432	$9,155
7/31/2022	$9,187	$9,642	$9,379
8/31/2022	$9,044	$9,475	$9,114
9/30/2022	$8,714	$9,188	$8,720
10/31/2022	$8,672	$9,153	$8,607
11/30/2022	$8,999	$9,473	$8,924
12/31/2022	$9,037	$9,518	$8,883
1/31/2023	$9,276	$9,732	$9,157
2/28/2023	$9,078	$9,549	$8,920
3/31/2023	$9,238	$9,734	$9,146
4/30/2023	$9,249	$9,707	$9,202
5/31/2023	$9,169	$9,621	$9,102
6/30/2023	$9,261	$9,694	$9,069
7/31/2023	$9,283	$9,732	$9,063
8/31/2023	$9,215	$9,634	$9,005
9/30/2023	$9,026	$9,417	$8,776
10/31/2023	$8,938	$9,379	$8,638
11/30/2023	$9,350	$9,832	$9,029
12/31/2023	$9,549	$10,018	$9,374
1/31/2024	$9,563	$9,980	$9,349
2/29/2024	$9,588	$9,990	$9,217
3/31/2024	$9,602	$9,989	$9,302
4/30/2024	$9,514	$9,887	$9,067
5/31/2024	$9,508	$9,828	$9,220
6/30/2024	$9,628	$9,955	$9,308
7/31/2024	$9,706	$10,043	$9,525
8/31/2024	$9,774	$10,132	$9,662
9/30/2024	$9,865	$10,215	$9,791

Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/20/22
Class A at NAV	9.30%	0.34%
Class A with sales charge	6.89%	(0.50%)
Bloomberg 1-15 Year Municipal Bond Index	8.47%	0.79%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	(0.78%)

Performance Inception Date	Jan. 20, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,689,525
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$5,689,525
# of Portfolio Holdings	40
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.51%
  A+13.18%
  AA7.32%
  AA-2.86%
  AA+2.53%
  AAA6.98%
  BB7.63%
  BB+2.14%
  BBB4.81%
  BBB-21.95%
  BBB+3.34%
  NR5.75%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000232852
Shareholder Report [Line Items]
Fund Name	Lord Abbett Sustainable Municipal Bond Fund
Class Name	Class C
Trading Symbol	LCSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Sustainable Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	1.27%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 8.60%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Education and Local General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Housing sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
1/20/2022	$10,000	$10,000	$10,000
1/31/2022	$9,860	$9,873	$9,992
2/28/2022	$9,809	$9,842	$9,880
3/31/2022	$9,501	$9,580	$9,606
4/30/2022	$9,216	$9,379	$9,241
5/31/2022	$9,312	$9,511	$9,301
6/30/2022	$9,138	$9,432	$9,155
7/31/2022	$9,355	$9,642	$9,379
8/31/2022	$9,203	$9,475	$9,114
9/30/2022	$8,862	$9,188	$8,720
10/31/2022	$8,813	$9,153	$8,607
11/30/2022	$9,139	$9,473	$8,924
12/31/2022	$9,172	$9,518	$8,883
1/31/2023	$9,408	$9,732	$9,157
2/28/2023	$9,202	$9,549	$8,920
3/31/2023	$9,358	$9,734	$9,146
4/30/2023	$9,362	$9,707	$9,202
5/31/2023	$9,275	$9,621	$9,102
6/30/2023	$9,372	$9,694	$9,069
7/31/2023	$9,379	$9,732	$9,063
8/31/2023	$9,304	$9,634	$9,005
9/30/2023	$9,107	$9,417	$8,776
10/31/2023	$9,013	$9,379	$8,638
11/30/2023	$9,424	$9,832	$9,029
12/31/2023	$9,619	$10,018	$9,374
1/31/2024	$9,628	$9,980	$9,349
2/29/2024	$9,648	$9,990	$9,217
3/31/2024	$9,657	$9,989	$9,302
4/30/2024	$9,564	$9,887	$9,067
5/31/2024	$9,553	$9,828	$9,220
6/30/2024	$9,668	$9,955	$9,308
7/31/2024	$9,741	$10,043	$9,525
8/31/2024	$9,804	$10,132	$9,662
9/30/2024	$9,890	$10,215	$9,791

Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/20/22
Class C at NAV	8.60%	(0.41%)
Class C with sales charge	7.60%	(0.41%)
Bloomberg 1-15 Year Municipal Bond Index	8.47%	0.79%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	(0.78%)

Performance Inception Date	Jan. 20, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,689,525
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$5,689,525
# of Portfolio Holdings	40
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.51%
  A+13.18%
  AA7.32%
  AA-2.86%
  AA+2.53%
  AAA6.98%
  BB7.63%
  BB+2.14%
  BBB4.81%
  BBB-21.95%
  BBB+3.34%
  NR5.75%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000232853
Shareholder Report [Line Items]
Fund Name	Lord Abbett Sustainable Municipal Bond Fund
Class Name	Class F
Trading Symbol	LSMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Sustainable Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.41%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Education and Local General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Housing sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
1/20/2022	$10,000	$10,000	$10,000
1/31/2022	$9,870	$9,873	$9,992
2/28/2022	$9,819	$9,842	$9,880
3/31/2022	$9,522	$9,580	$9,606
4/30/2022	$9,243	$9,379	$9,241
5/31/2022	$9,346	$9,511	$9,301
6/30/2022	$9,178	$9,432	$9,155
7/31/2022	$9,404	$9,642	$9,379
8/31/2022	$9,258	$9,475	$9,114
9/30/2022	$8,922	$9,188	$8,720
10/31/2022	$8,879	$9,153	$8,607
11/30/2022	$9,215	$9,473	$8,924
12/31/2022	$9,255	$9,518	$8,883
1/31/2023	$9,500	$9,732	$9,157
2/28/2023	$9,298	$9,549	$8,920
3/31/2023	$9,463	$9,734	$9,146
4/30/2023	$9,475	$9,707	$9,202
5/31/2023	$9,393	$9,621	$9,102
6/30/2023	$9,488	$9,694	$9,069
7/31/2023	$9,512	$9,732	$9,063
8/31/2023	$9,443	$9,634	$9,005
9/30/2023	$9,250	$9,417	$8,776
10/31/2023	$9,160	$9,379	$8,638
11/30/2023	$9,584	$9,832	$9,029
12/31/2023	$9,788	$10,018	$9,374
1/31/2024	$9,804	$9,980	$9,349
2/29/2024	$9,830	$9,990	$9,217
3/31/2024	$9,845	$9,989	$9,302
4/30/2024	$9,756	$9,887	$9,067
5/31/2024	$9,751	$9,828	$9,220
6/30/2024	$9,875	$9,955	$9,308
7/31/2024	$9,956	$10,043	$9,525
8/31/2024	$10,026	$10,132	$9,662
9/30/2024	$10,121	$10,215	$9,791

Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/20/22
Class F at NAV	9.41%	0.45%
Bloomberg 1-15 Year Municipal Bond Index	8.47%	0.79%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	(0.78%)

Performance Inception Date	Jan. 20, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,689,525
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$5,689,525
# of Portfolio Holdings	40
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.51%
  A+13.18%
  AA7.32%
  AA-2.86%
  AA+2.53%
  AAA6.98%
  BB7.63%
  BB+2.14%
  BBB4.81%
  BBB-21.95%
  BBB+3.34%
  NR5.75%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000232849
Shareholder Report [Line Items]
Fund Name	Lord Abbett Sustainable Municipal Bond Fund
Class Name	Class F3
Trading Symbol	LSMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Sustainable Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.56%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Education and Local General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Housing sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
1/20/2022	$10,000	$10,000	$10,000
1/31/2022	$9,870	$9,873	$9,992
2/28/2022	$9,819	$9,842	$9,880
3/31/2022	$9,525	$9,580	$9,606
4/30/2022	$9,248	$9,379	$9,241
5/31/2022	$9,352	$9,511	$9,301
6/30/2022	$9,185	$9,432	$9,155
7/31/2022	$9,411	$9,642	$9,379
8/31/2022	$9,267	$9,475	$9,114
9/30/2022	$8,931	$9,188	$8,720
10/31/2022	$8,890	$9,153	$8,607
11/30/2022	$9,226	$9,473	$8,924
12/31/2022	$9,268	$9,518	$8,883
1/31/2023	$9,515	$9,732	$9,157
2/28/2023	$9,313	$9,549	$8,920
3/31/2023	$9,479	$9,734	$9,146
4/30/2023	$9,492	$9,707	$9,202
5/31/2023	$9,412	$9,621	$9,102
6/30/2023	$9,508	$9,694	$9,069
7/31/2023	$9,533	$9,732	$9,063
8/31/2023	$9,465	$9,634	$9,005
9/30/2023	$9,272	$9,417	$8,776
10/31/2023	$9,184	$9,379	$8,638
11/30/2023	$9,610	$9,832	$9,029
12/31/2023	$9,816	$10,018	$9,374
1/31/2024	$9,832	$9,980	$9,349
2/29/2024	$9,860	$9,990	$9,217
3/31/2024	$9,876	$9,989	$9,302
4/30/2024	$9,787	$9,887	$9,067
5/31/2024	$9,783	$9,828	$9,220
6/30/2024	$9,909	$9,955	$9,308
7/31/2024	$9,991	$10,043	$9,525
8/31/2024	$10,063	$10,132	$9,662
9/30/2024	$10,159	$10,215	$9,791

Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/20/22
Class F3 at NAV	9.56%	0.59%
Bloomberg 1-15 Year Municipal Bond Index	8.47%	0.79%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	(0.78%)

Performance Inception Date	Jan. 20, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,689,525
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$5,689,525
# of Portfolio Holdings	40
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.51%
  A+13.18%
  AA7.32%
  AA-2.86%
  AA+2.53%
  AAA6.98%
  BB7.63%
  BB+2.14%
  BBB4.81%
  BBB-21.95%
  BBB+3.34%
  NR5.75%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000232850
Shareholder Report [Line Items]
Fund Name	Lord Abbett Sustainable Municipal Bond Fund
Class Name	Class I
Trading Symbol	LISMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Sustainable Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.52%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 8.47% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Education and Local General Obligation sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Housing sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Aggregate Bond Index
1/20/2022	$10,000	$10,000	$10,000
1/31/2022	$9,870	$9,873	$9,992
2/28/2022	$9,819	$9,842	$9,880
3/31/2022	$9,524	$9,580	$9,606
4/30/2022	$9,246	$9,379	$9,241
5/31/2022	$9,350	$9,511	$9,301
6/30/2022	$9,183	$9,432	$9,155
7/31/2022	$9,409	$9,642	$9,379
8/31/2022	$9,264	$9,475	$9,114
9/30/2022	$8,929	$9,188	$8,720
10/31/2022	$8,887	$9,153	$8,607
11/30/2022	$9,223	$9,473	$8,924
12/31/2022	$9,264	$9,518	$8,883
1/31/2023	$9,510	$9,732	$9,157
2/28/2023	$9,309	$9,549	$8,920
3/31/2023	$9,475	$9,734	$9,146
4/30/2023	$9,487	$9,707	$9,202
5/31/2023	$9,407	$9,621	$9,102
6/30/2023	$9,502	$9,694	$9,069
7/31/2023	$9,527	$9,732	$9,063
8/31/2023	$9,459	$9,634	$9,005
9/30/2023	$9,266	$9,417	$8,776
10/31/2023	$9,177	$9,379	$8,638
11/30/2023	$9,603	$9,832	$9,029
12/31/2023	$9,808	$10,018	$9,374
1/31/2024	$9,824	$9,980	$9,349
2/29/2024	$9,851	$9,990	$9,217
3/31/2024	$9,867	$9,989	$9,302
4/30/2024	$9,779	$9,887	$9,067
5/31/2024	$9,774	$9,828	$9,220
6/30/2024	$9,900	$9,955	$9,308
7/31/2024	$9,981	$10,043	$9,525
8/31/2024	$10,053	$10,132	$9,662
9/30/2024	$10,148	$10,215	$9,791

Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/20/22
Class I at NAV	9.52%	0.55%
Bloomberg 1-15 Year Municipal Bond Index	8.47%	0.79%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	(0.78%)

Performance Inception Date	Jan. 20, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,689,525
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$5,689,525
# of Portfolio Holdings	40
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.51%
  A+13.18%
  AA7.32%
  AA-2.86%
  AA+2.53%
  AAA6.98%
  BB7.63%
  BB+2.14%
  BBB4.81%
  BBB-21.95%
  BBB+3.34%
  NR5.75%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020595
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class A
Trading Symbol	LANYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.96%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Education and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Special Tax, Leasing and Education sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$9,774	$10,000	$10,000	$10,000
10/31/2014	$9,843	$10,069	$10,063	$10,098
11/30/2014	$9,850	$10,086	$10,078	$10,170
12/31/2014	$9,911	$10,137	$10,146	$10,179
1/31/2015	$10,104	$10,316	$10,328	$10,393
2/28/2015	$9,990	$10,210	$10,222	$10,295
3/31/2015	$10,016	$10,240	$10,250	$10,343
4/30/2015	$9,945	$10,186	$10,189	$10,306
5/31/2015	$9,953	$10,158	$10,181	$10,281
6/30/2015	$9,899	$10,148	$10,139	$10,169
7/31/2015	$9,951	$10,222	$10,204	$10,240
8/31/2015	$9,977	$10,242	$10,234	$10,225
9/30/2015	$10,048	$10,316	$10,294	$10,294
10/31/2015	$10,100	$10,357	$10,336	$10,296
11/30/2015	$10,144	$10,398	$10,385	$10,269
12/31/2015	$10,232	$10,472	$10,465	$10,235
1/31/2016	$10,366	$10,596	$10,565	$10,376
2/29/2016	$10,373	$10,613	$10,572	$10,450
3/31/2016	$10,415	$10,647	$10,624	$10,546
4/30/2016	$10,512	$10,725	$10,705	$10,586
5/31/2016	$10,563	$10,754	$10,758	$10,589
6/30/2016	$10,761	$10,925	$10,960	$10,779
7/31/2016	$10,766	$10,932	$10,946	$10,847
8/31/2016	$10,807	$10,947	$10,975	$10,835
9/30/2016	$10,756	$10,892	$10,929	$10,829
10/31/2016	$10,621	$10,778	$10,813	$10,746
11/30/2016	$10,191	$10,376	$10,416	$10,492
12/31/2016	$10,288	$10,497	$10,512	$10,506
1/31/2017	$10,367	$10,567	$10,561	$10,527
2/28/2017	$10,428	$10,640	$10,626	$10,598
3/31/2017	$10,442	$10,663	$10,661	$10,592
4/30/2017	$10,530	$10,740	$10,742	$10,674
5/31/2017	$10,684	$10,911	$10,891	$10,756
6/30/2017	$10,651	$10,872	$10,870	$10,745
7/31/2017	$10,720	$10,960	$10,929	$10,792
8/31/2017	$10,796	$11,043	$10,996	$10,888
9/30/2017	$10,722	$10,987	$10,944	$10,836
10/31/2017	$10,706	$11,014	$10,938	$10,843
11/30/2017	$10,643	$10,955	$10,884	$10,829
12/31/2017	$10,769	$11,069	$10,996	$10,879
1/31/2018	$10,648	$10,939	$10,891	$10,753
2/28/2018	$10,595	$10,906	$10,849	$10,651
3/31/2018	$10,664	$10,947	$10,903	$10,720
4/30/2018	$10,629	$10,908	$10,868	$10,640
5/31/2018	$10,757	$11,033	$11,002	$10,716
6/30/2018	$10,779	$11,042	$11,017	$10,703
7/31/2018	$10,782	$11,069	$11,033	$10,705
8/31/2018	$10,824	$11,097	$11,059	$10,774
9/30/2018	$10,760	$11,025	$10,986	$10,705
10/31/2018	$10,667	$10,957	$10,895	$10,620
11/30/2018	$10,759	$11,079	$10,982	$10,683
12/31/2018	$10,874	$11,211	$11,095	$10,880
1/31/2019	$10,946	$11,296	$11,163	$10,995
2/28/2019	$11,031	$11,357	$11,235	$10,989
3/31/2019	$11,242	$11,536	$11,432	$11,200
4/30/2019	$11,305	$11,579	$11,485	$11,203
5/31/2019	$11,476	$11,739	$11,647	$11,402
6/30/2019	$11,520	$11,782	$11,684	$11,545
7/31/2019	$11,602	$11,877	$11,763	$11,570
8/31/2019	$11,823	$12,065	$11,976	$11,870
9/30/2019	$11,726	$11,968	$11,891	$11,807
10/31/2019	$11,709	$11,989	$11,876	$11,842
11/30/2019	$11,722	$12,019	$11,901	$11,836
12/31/2019	$11,764	$12,056	$11,933	$11,828
1/31/2020	$12,017	$12,273	$12,158	$12,056
2/29/2020	$12,221	$12,431	$12,347	$12,273
3/31/2020	$11,479	$11,980	$11,716	$12,201
4/30/2020	$11,139	$11,830	$11,408	$12,417
5/31/2020	$11,535	$12,206	$11,781	$12,475
6/30/2020	$11,781	$12,307	$11,959	$12,554
7/31/2020	$11,976	$12,514	$12,151	$12,741
8/31/2020	$11,917	$12,455	$12,095	$12,638
9/30/2020	$11,869	$12,458	$12,060	$12,632
10/31/2020	$11,861	$12,420	$12,036	$12,575
11/30/2020	$12,139	$12,608	$12,288	$12,699
12/31/2020	$12,298	$12,685	$12,419	$12,716
1/31/2021	$12,453	$12,765	$12,541	$12,625
2/28/2021	$12,220	$12,563	$12,333	$12,443
3/31/2021	$12,314	$12,640	$12,423	$12,287
4/30/2021	$12,491	$12,746	$12,572	$12,384
5/31/2021	$12,596	$12,784	$12,679	$12,425
6/30/2021	$12,670	$12,819	$12,750	$12,512
7/31/2021	$12,775	$12,925	$12,849	$12,652
8/31/2021	$12,703	$12,878	$12,781	$12,628
9/30/2021	$12,569	$12,785	$12,668	$12,518
10/31/2021	$12,539	$12,748	$12,656	$12,515
11/30/2021	$12,697	$12,856	$12,787	$12,552
12/31/2021	$12,719	$12,877	$12,810	$12,520
1/31/2022	$12,311	$12,525	$12,450	$12,250
2/28/2022	$12,208	$12,480	$12,368	$12,114
3/31/2022	$11,737	$12,075	$11,938	$11,777
4/30/2022	$11,287	$11,741	$11,540	$11,330
5/31/2022	$11,448	$11,916	$11,700	$11,403
6/30/2022	$11,092	$11,720	$11,386	$11,224
7/31/2022	$11,456	$12,030	$11,726	$11,498
8/31/2022	$11,130	$11,766	$11,412	$11,174
9/30/2022	$10,570	$11,315	$10,921	$10,691
10/31/2022	$10,414	$11,221	$10,773	$10,552
11/30/2022	$11,062	$11,746	$11,381	$10,940
12/31/2022	$11,035	$11,779	$11,357	$10,891
1/31/2023	$11,481	$12,117	$11,759	$11,226
2/28/2023	$11,175	$11,843	$11,466	$10,936
3/31/2023	$11,419	$12,106	$11,699	$11,214
4/30/2023	$11,435	$12,079	$11,710	$11,282
5/31/2023	$11,365	$11,974	$11,644	$11,159
6/30/2023	$11,513	$12,094	$11,760	$11,119
7/31/2023	$11,541	$12,142	$11,786	$11,111
8/31/2023	$11,362	$11,967	$11,602	$11,040
9/30/2023	$10,985	$11,616	$11,226	$10,760
10/31/2023	$10,762	$11,517	$11,018	$10,590
11/30/2023	$11,564	$12,249	$11,838	$11,069
12/31/2023	$11,937	$12,533	$12,186	$11,493
1/31/2024	$11,934	$12,469	$12,178	$11,462
2/29/2024	$11,954	$12,485	$12,190	$11,300
3/31/2024	$11,962	$12,485	$12,194	$11,404
4/30/2024	$11,815	$12,330	$12,044	$11,116
5/31/2024	$11,801	$12,294	$12,053	$11,304
6/30/2024	$12,012	$12,482	$12,275	$11,412
7/31/2024	$12,111	$12,596	$12,378	$11,678
8/31/2024	$12,177	$12,696	$12,455	$11,846
9/30/2024	$12,300	$12,821	$12,586	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A at NAV	11.96%	0.96%	2.33%
Class A with sales charge	9.44%	0.50%	2.09%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper New York Municipal Debt Funds Average	12.11%	1.14%	2.33%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 570,555,933
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 2,228,010
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$570,555,933
# of Portfolio Holdings	306
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,228,010

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A6.04%
  A-8.36%
  A+2.63%
  AA13.76%
  AA-5.81%
  AA+15.61%
  AAA8.80%
  B0.30%
  B-0.74%
  B+0.92%
  BB1.53%
  BB-0.32%
  BB+0.55%
  BBB7.38%
  BBB-13.62%
  BBB+7.48%
  CCC+0.33%
  NR5.82%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020596
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class C
Trading Symbol	NYLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.39%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 11.29%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Education and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Special Tax, Leasing and Education sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,066	$10,069	$10,063	$10,098
11/30/2014	$10,077	$10,086	$10,078	$10,170
12/31/2014	$10,134	$10,137	$10,146	$10,179
1/31/2015	$10,326	$10,316	$10,328	$10,393
2/28/2015	$10,204	$10,210	$10,222	$10,295
3/31/2015	$10,216	$10,240	$10,250	$10,343
4/30/2015	$10,146	$10,186	$10,189	$10,306
5/31/2015	$10,140	$10,158	$10,181	$10,281
6/30/2015	$10,088	$10,148	$10,139	$10,169
7/31/2015	$10,127	$10,222	$10,204	$10,240
8/31/2015	$10,148	$10,242	$10,234	$10,225
9/30/2015	$10,223	$10,316	$10,294	$10,294
10/31/2015	$10,262	$10,357	$10,336	$10,296
11/30/2015	$10,311	$10,398	$10,385	$10,269
12/31/2015	$10,385	$10,472	$10,465	$10,235
1/31/2016	$10,515	$10,596	$10,565	$10,376
2/29/2016	$10,526	$10,613	$10,572	$10,450
3/31/2016	$10,564	$10,647	$10,624	$10,546
4/30/2016	$10,656	$10,725	$10,705	$10,586
5/31/2016	$10,702	$10,754	$10,758	$10,589
6/30/2016	$10,887	$10,925	$10,960	$10,779
7/31/2016	$10,896	$10,932	$10,946	$10,847
8/31/2016	$10,922	$10,947	$10,975	$10,835
9/30/2016	$10,874	$10,892	$10,929	$10,829
10/31/2016	$10,732	$10,778	$10,813	$10,746
11/30/2016	$10,291	$10,376	$10,416	$10,492
12/31/2016	$10,374	$10,497	$10,512	$10,506
1/31/2017	$10,458	$10,567	$10,561	$10,527
2/28/2017	$10,515	$10,640	$10,626	$10,598
3/31/2017	$10,523	$10,663	$10,661	$10,592
4/30/2017	$10,597	$10,740	$10,742	$10,674
5/31/2017	$10,746	$10,911	$10,891	$10,756
6/30/2017	$10,716	$10,872	$10,870	$10,745
7/31/2017	$10,780	$10,960	$10,929	$10,792
8/31/2017	$10,842	$11,043	$10,996	$10,888
9/30/2017	$10,771	$10,987	$10,944	$10,836
10/31/2017	$10,749	$11,014	$10,938	$10,843
11/30/2017	$10,680	$10,955	$10,884	$10,829
12/31/2017	$10,792	$11,069	$10,996	$10,879
1/31/2018	$10,674	$10,939	$10,891	$10,753
2/28/2018	$10,616	$10,906	$10,849	$10,651
3/31/2018	$10,680	$10,947	$10,903	$10,720
4/30/2018	$10,629	$10,908	$10,868	$10,640
5/31/2018	$10,761	$11,033	$11,002	$10,716
6/30/2018	$10,769	$11,042	$11,017	$10,703
7/31/2018	$10,766	$11,069	$11,033	$10,705
8/31/2018	$10,812	$11,097	$11,059	$10,774
9/30/2018	$10,733	$11,025	$10,986	$10,705
10/31/2018	$10,644	$10,957	$10,895	$10,620
11/30/2018	$10,730	$11,079	$10,982	$10,683
12/31/2018	$10,829	$11,211	$11,095	$10,880
1/31/2019	$10,896	$11,296	$11,163	$10,995
2/28/2019	$10,985	$11,357	$11,235	$10,989
3/31/2019	$11,180	$11,536	$11,432	$11,200
4/30/2019	$11,247	$11,579	$11,485	$11,203
5/31/2019	$11,402	$11,739	$11,647	$11,402
6/30/2019	$11,439	$11,782	$11,684	$11,545
7/31/2019	$11,515	$11,877	$11,763	$11,570
8/31/2019	$11,729	$12,065	$11,976	$11,870
9/30/2019	$11,627	$11,968	$11,891	$11,807
10/31/2019	$11,613	$11,989	$11,876	$11,842
11/30/2019	$11,619	$12,019	$11,901	$11,836
12/31/2019	$11,655	$12,056	$11,933	$11,828
1/31/2020	$11,889	$12,273	$12,158	$12,056
2/29/2020	$12,085	$12,431	$12,347	$12,273
3/31/2020	$11,344	$11,980	$11,716	$12,201
4/30/2020	$11,011	$11,830	$11,408	$12,417
5/31/2020	$11,387	$12,206	$11,781	$12,475
6/30/2020	$11,624	$12,307	$11,959	$12,554
7/31/2020	$11,820	$12,514	$12,151	$12,741
8/31/2020	$11,746	$12,455	$12,095	$12,638
9/30/2020	$11,701	$12,458	$12,060	$12,632
10/31/2020	$11,687	$12,420	$12,036	$12,575
11/30/2020	$11,955	$12,608	$12,288	$12,699
12/31/2020	$12,094	$12,685	$12,419	$12,716
1/31/2021	$12,241	$12,765	$12,541	$12,625
2/28/2021	$12,015	$12,563	$12,333	$12,443
3/31/2021	$12,091	$12,640	$12,423	$12,287
4/30/2021	$12,259	$12,746	$12,572	$12,384
5/31/2021	$12,355	$12,784	$12,679	$12,425
6/30/2021	$12,431	$12,819	$12,750	$12,512
7/31/2021	$12,527	$12,925	$12,849	$12,652
8/31/2021	$12,440	$12,878	$12,781	$12,628
9/30/2021	$12,302	$12,785	$12,668	$12,518
10/31/2021	$12,276	$12,748	$12,656	$12,515
11/30/2021	$12,414	$12,856	$12,787	$12,552
12/31/2021	$12,428	$12,877	$12,810	$12,520
1/31/2022	$12,032	$12,525	$12,450	$12,250
2/28/2022	$11,926	$12,480	$12,368	$12,114
3/31/2022	$11,449	$12,075	$11,938	$11,777
4/30/2022	$11,014	$11,741	$11,540	$11,330
5/31/2022	$11,155	$11,916	$11,700	$11,403
6/30/2022	$10,802	$11,720	$11,386	$11,224
7/31/2022	$11,151	$12,030	$11,726	$11,498
8/31/2022	$10,827	$11,766	$11,412	$11,174
9/30/2022	$10,286	$11,315	$10,921	$10,691
10/31/2022	$10,129	$11,221	$10,773	$10,552
11/30/2022	$10,744	$11,746	$11,381	$10,940
12/31/2022	$10,722	$11,779	$11,357	$10,891
1/31/2023	$11,150	$12,117	$11,759	$11,226
2/28/2023	$10,848	$11,843	$11,466	$10,936
3/31/2023	$11,078	$12,106	$11,699	$11,214
4/30/2023	$11,089	$12,079	$11,710	$11,282
5/31/2023	$11,015	$11,974	$11,644	$11,159
6/30/2023	$11,153	$12,094	$11,760	$11,119
7/31/2023	$11,174	$12,142	$11,786	$11,111
8/31/2023	$10,994	$11,967	$11,602	$11,040
9/30/2023	$10,625	$11,616	$11,226	$10,760
10/31/2023	$10,403	$11,517	$11,018	$10,590
11/30/2023	$11,173	$12,249	$11,838	$11,069
12/31/2023	$11,517	$12,533	$12,186	$11,493
1/31/2024	$11,509	$12,469	$12,178	$11,462
2/29/2024	$11,522	$12,485	$12,190	$11,300
3/31/2024	$11,524	$12,485	$12,194	$11,404
4/30/2024	$11,387	$12,330	$12,044	$11,116
5/31/2024	$11,367	$12,294	$12,053	$11,304
6/30/2024	$11,554	$12,482	$12,275	$11,412
7/31/2024	$11,644	$12,596	$12,378	$11,678
8/31/2024	$11,701	$12,696	$12,455	$11,846
9/30/2024	$11,825	$12,821	$12,586	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C at NAV	11.29%	0.34%	1.69%
Class C with sales charge	10.29%	0.34%	1.69%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper New York Municipal Debt Funds Average	12.11%	1.14%	2.33%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 570,555,933
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 2,228,010
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$570,555,933
# of Portfolio Holdings	306
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,228,010

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A6.04%
  A-8.36%
  A+2.63%
  AA13.76%
  AA-5.81%
  AA+15.61%
  AAA8.80%
  B0.30%
  B-0.74%
  B+0.92%
  BB1.53%
  BB-0.32%
  BB+0.55%
  BBB7.38%
  BBB-13.62%
  BBB+7.48%
  CCC+0.33%
  NR5.82%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054748
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class F
Trading Symbol	LNYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.07%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Education and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Special Tax, Leasing and Education sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,072	$10,069	$10,063	$10,098
11/30/2014	$10,080	$10,086	$10,078	$10,170
12/31/2014	$10,152	$10,137	$10,146	$10,179
1/31/2015	$10,341	$10,316	$10,328	$10,393
2/28/2015	$10,226	$10,210	$10,222	$10,295
3/31/2015	$10,253	$10,240	$10,250	$10,343
4/30/2015	$10,189	$10,186	$10,189	$10,306
5/31/2015	$10,190	$10,158	$10,181	$10,281
6/30/2015	$10,135	$10,148	$10,139	$10,169
7/31/2015	$10,190	$10,222	$10,204	$10,240
8/31/2015	$10,217	$10,242	$10,234	$10,225
9/30/2015	$10,290	$10,316	$10,294	$10,294
10/31/2015	$10,345	$10,357	$10,336	$10,296
11/30/2015	$10,390	$10,398	$10,385	$10,269
12/31/2015	$10,481	$10,472	$10,465	$10,235
1/31/2016	$10,619	$10,596	$10,565	$10,376
2/29/2016	$10,627	$10,613	$10,572	$10,450
3/31/2016	$10,681	$10,647	$10,624	$10,546
4/30/2016	$10,771	$10,725	$10,705	$10,586
5/31/2016	$10,824	$10,754	$10,758	$10,589
6/30/2016	$11,028	$10,925	$10,960	$10,779
7/31/2016	$11,034	$10,932	$10,946	$10,847
8/31/2016	$11,077	$10,947	$10,975	$10,835
9/30/2016	$11,025	$10,892	$10,929	$10,829
10/31/2016	$10,898	$10,778	$10,813	$10,746
11/30/2016	$10,449	$10,376	$10,416	$10,492
12/31/2016	$10,549	$10,497	$10,512	$10,506
1/31/2017	$10,631	$10,567	$10,561	$10,527
2/28/2017	$10,694	$10,640	$10,626	$10,598
3/31/2017	$10,709	$10,663	$10,661	$10,592
4/30/2017	$10,801	$10,740	$10,742	$10,674
5/31/2017	$10,959	$10,911	$10,891	$10,756
6/30/2017	$10,926	$10,872	$10,870	$10,745
7/31/2017	$10,998	$10,960	$10,929	$10,792
8/31/2017	$11,077	$11,043	$10,996	$10,888
9/30/2017	$11,002	$10,987	$10,944	$10,836
10/31/2017	$10,986	$11,014	$10,938	$10,843
11/30/2017	$10,922	$10,955	$10,884	$10,829
12/31/2017	$11,052	$11,069	$10,996	$10,879
1/31/2018	$10,929	$10,939	$10,891	$10,753
2/28/2018	$10,876	$10,906	$10,849	$10,651
3/31/2018	$10,948	$10,947	$10,903	$10,720
4/30/2018	$10,913	$10,908	$10,868	$10,640
5/31/2018	$11,045	$11,033	$11,002	$10,716
6/30/2018	$11,069	$11,042	$11,017	$10,703
7/31/2018	$11,073	$11,069	$11,033	$10,705
8/31/2018	$11,117	$11,097	$11,059	$10,774
9/30/2018	$11,052	$11,025	$10,986	$10,705
10/31/2018	$10,957	$10,957	$10,895	$10,620
11/30/2018	$11,053	$11,079	$10,982	$10,683
12/31/2018	$11,171	$11,211	$11,095	$10,880
1/31/2019	$11,246	$11,296	$11,163	$10,995
2/28/2019	$11,335	$11,357	$11,235	$10,989
3/31/2019	$11,552	$11,536	$11,432	$11,200
4/30/2019	$11,618	$11,579	$11,485	$11,203
5/31/2019	$11,795	$11,739	$11,647	$11,402
6/30/2019	$11,840	$11,782	$11,684	$11,545
7/31/2019	$11,926	$11,877	$11,763	$11,570
8/31/2019	$12,154	$12,065	$11,976	$11,870
9/30/2019	$12,056	$11,968	$11,891	$11,807
10/31/2019	$12,049	$11,989	$11,876	$11,842
11/30/2019	$12,053	$12,019	$11,901	$11,836
12/31/2019	$12,097	$12,056	$11,933	$11,828
1/31/2020	$12,358	$12,273	$12,158	$12,056
2/29/2020	$12,568	$12,431	$12,347	$12,273
3/31/2020	$11,807	$11,980	$11,716	$12,201
4/30/2020	$11,459	$11,830	$11,408	$12,417
5/31/2020	$11,867	$12,206	$11,781	$12,475
6/30/2020	$12,121	$12,307	$11,959	$12,554
7/31/2020	$12,322	$12,514	$12,151	$12,741
8/31/2020	$12,263	$12,455	$12,095	$12,638
9/30/2020	$12,214	$12,458	$12,060	$12,632
10/31/2020	$12,207	$12,420	$12,036	$12,575
11/30/2020	$12,505	$12,608	$12,288	$12,699
12/31/2020	$12,658	$12,685	$12,419	$12,716
1/31/2021	$12,819	$12,765	$12,541	$12,625
2/28/2021	$12,580	$12,563	$12,333	$12,443
3/31/2021	$12,678	$12,640	$12,423	$12,287
4/30/2021	$12,862	$12,746	$12,572	$12,384
5/31/2021	$12,971	$12,784	$12,679	$12,425
6/30/2021	$13,047	$12,819	$12,750	$12,512
7/31/2021	$13,167	$12,925	$12,849	$12,652
8/31/2021	$13,084	$12,878	$12,781	$12,628
9/30/2021	$12,947	$12,785	$12,668	$12,518
10/31/2021	$12,917	$12,748	$12,656	$12,515
11/30/2021	$13,081	$12,856	$12,787	$12,552
12/31/2021	$13,104	$12,877	$12,810	$12,520
1/31/2022	$12,685	$12,525	$12,450	$12,250
2/28/2022	$12,581	$12,480	$12,368	$12,114
3/31/2022	$12,097	$12,075	$11,938	$11,777
4/30/2022	$11,634	$11,741	$11,540	$11,330
5/31/2022	$11,801	$11,916	$11,700	$11,403
6/30/2022	$11,424	$11,720	$11,386	$11,224
7/31/2022	$11,811	$12,030	$11,726	$11,498
8/31/2022	$11,465	$11,766	$11,412	$11,174
9/30/2022	$10,900	$11,315	$10,921	$10,691
10/31/2022	$10,741	$11,221	$10,773	$10,552
11/30/2022	$11,409	$11,746	$11,381	$10,940
12/31/2022	$11,383	$11,779	$11,357	$10,891
1/31/2023	$11,843	$12,117	$11,759	$11,226
2/28/2023	$11,529	$11,843	$11,466	$10,936
3/31/2023	$11,781	$12,106	$11,699	$11,214
4/30/2023	$11,799	$12,079	$11,710	$11,282
5/31/2023	$11,728	$11,974	$11,644	$11,159
6/30/2023	$11,881	$12,094	$11,760	$11,119
7/31/2023	$11,911	$12,142	$11,786	$11,111
8/31/2023	$11,727	$11,967	$11,602	$11,040
9/30/2023	$11,340	$11,616	$11,226	$10,760
10/31/2023	$11,111	$11,517	$11,018	$10,590
11/30/2023	$11,939	$12,249	$11,838	$11,069
12/31/2023	$12,325	$12,533	$12,186	$11,493
1/31/2024	$12,322	$12,469	$12,178	$11,462
2/29/2024	$12,344	$12,485	$12,190	$11,300
3/31/2024	$12,354	$12,485	$12,194	$11,404
4/30/2024	$12,203	$12,330	$12,044	$11,116
5/31/2024	$12,189	$12,294	$12,053	$11,304
6/30/2024	$12,408	$12,482	$12,275	$11,412
7/31/2024	$12,511	$12,596	$12,378	$11,678
8/31/2024	$12,581	$12,696	$12,455	$11,846
9/30/2024	$12,708	$12,821	$12,586	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class F at NAV	12.07%	1.06%	2.43%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper New York Municipal Debt Funds Average	12.11%	1.14%	2.33%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 570,555,933
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 2,228,010
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$570,555,933
# of Portfolio Holdings	306
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,228,010

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A6.04%
  A-8.36%
  A+2.63%
  AA13.76%
  AA-5.81%
  AA+15.61%
  AAA8.80%
  B0.30%
  B-0.74%
  B+0.92%
  BB1.53%
  BB-0.32%
  BB+0.55%
  BBB7.38%
  BBB-13.62%
  BBB+7.48%
  CCC+0.33%
  NR5.82%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188224
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class F3
Trading Symbol	LONYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.33%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Education and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Special Tax, Leasing and Education sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,065	$10,060	$10,059	$10,051
5/31/2017	$10,214	$10,219	$10,199	$10,128
6/30/2017	$10,193	$10,183	$10,179	$10,118
7/31/2017	$10,261	$10,265	$10,234	$10,162
8/31/2017	$10,336	$10,343	$10,297	$10,253
9/30/2017	$10,267	$10,291	$10,248	$10,204
10/31/2017	$10,253	$10,316	$10,243	$10,210
11/30/2017	$10,194	$10,260	$10,192	$10,197
12/31/2017	$10,316	$10,368	$10,297	$10,244
1/31/2018	$10,202	$10,246	$10,199	$10,126
2/28/2018	$10,153	$10,215	$10,159	$10,030
3/31/2018	$10,222	$10,253	$10,210	$10,094
4/30/2018	$10,190	$10,216	$10,177	$10,019
5/31/2018	$10,315	$10,333	$10,302	$10,091
6/30/2018	$10,329	$10,342	$10,317	$10,078
7/31/2018	$10,343	$10,367	$10,331	$10,080
8/31/2018	$10,386	$10,394	$10,356	$10,145
9/30/2018	$10,317	$10,326	$10,287	$10,080
10/31/2018	$10,239	$10,263	$10,202	$10,000
11/30/2018	$10,329	$10,376	$10,284	$10,060
12/31/2018	$10,432	$10,501	$10,390	$10,245
1/31/2019	$10,513	$10,580	$10,453	$10,354
2/28/2019	$10,596	$10,637	$10,521	$10,348
3/31/2019	$10,791	$10,805	$10,705	$10,546
4/30/2019	$10,863	$10,845	$10,755	$10,549
5/31/2019	$11,020	$10,995	$10,906	$10,736
6/30/2019	$11,064	$11,035	$10,941	$10,871
7/31/2019	$11,155	$11,124	$11,015	$10,895
8/31/2019	$11,369	$11,300	$11,215	$11,177
9/30/2019	$11,278	$11,209	$11,135	$11,118
10/31/2019	$11,263	$11,229	$11,121	$11,151
11/30/2019	$11,278	$11,257	$11,144	$11,146
12/31/2019	$11,321	$11,292	$11,174	$11,138
1/31/2020	$11,566	$11,495	$11,385	$11,352
2/29/2020	$11,764	$11,643	$11,562	$11,557
3/31/2020	$11,052	$11,221	$10,971	$11,489
4/30/2020	$10,728	$11,080	$10,683	$11,693
5/31/2020	$11,111	$11,432	$11,032	$11,747
6/30/2020	$11,350	$11,526	$11,199	$11,821
7/31/2020	$11,540	$11,720	$11,378	$11,998
8/31/2020	$11,486	$11,665	$11,326	$11,901
9/30/2020	$11,441	$11,668	$11,293	$11,894
10/31/2020	$11,436	$11,633	$11,271	$11,841
11/30/2020	$11,706	$11,808	$11,507	$11,958
12/31/2020	$11,861	$11,880	$11,629	$11,974
1/31/2021	$12,013	$11,956	$11,744	$11,888
2/28/2021	$11,791	$11,766	$11,549	$11,716
3/31/2021	$11,874	$11,839	$11,633	$11,570
4/30/2021	$12,047	$11,938	$11,773	$11,662
5/31/2021	$12,150	$11,974	$11,873	$11,700
6/30/2021	$12,234	$12,007	$11,939	$11,782
7/31/2021	$12,337	$12,106	$12,032	$11,914
8/31/2021	$12,260	$12,062	$11,968	$11,891
9/30/2021	$12,144	$11,975	$11,863	$11,788
10/31/2021	$12,117	$11,940	$11,851	$11,785
11/30/2021	$12,261	$12,041	$11,974	$11,820
12/31/2021	$12,285	$12,061	$11,996	$11,789
1/31/2022	$11,903	$11,731	$11,658	$11,535
2/28/2022	$11,806	$11,688	$11,582	$11,407
3/31/2022	$11,343	$11,310	$11,179	$11,090
4/30/2022	$10,921	$10,997	$10,806	$10,669
5/31/2022	$11,068	$11,160	$10,956	$10,738
6/30/2022	$10,726	$10,977	$10,662	$10,569
7/31/2022	$11,080	$11,267	$10,980	$10,828
8/31/2022	$10,767	$11,020	$10,686	$10,522
9/30/2022	$10,238	$10,597	$10,227	$10,067
10/31/2022	$10,079	$10,509	$10,088	$9,937
11/30/2022	$10,708	$11,001	$10,657	$10,302
12/31/2022	$10,684	$11,032	$10,635	$10,256
1/31/2023	$11,128	$11,349	$11,011	$10,571
2/28/2023	$10,834	$11,093	$10,737	$10,298
3/31/2023	$11,072	$11,339	$10,955	$10,559
4/30/2023	$11,090	$11,313	$10,965	$10,623
5/31/2023	$11,014	$11,215	$10,904	$10,508
6/30/2023	$11,170	$11,327	$11,012	$10,470
7/31/2023	$11,200	$11,372	$11,037	$10,463
8/31/2023	$11,028	$11,208	$10,864	$10,396
9/30/2023	$10,654	$10,880	$10,512	$10,132
10/31/2023	$10,440	$10,787	$10,317	$9,972
11/30/2023	$11,231	$11,472	$11,085	$10,424
12/31/2023	$11,584	$11,739	$11,411	$10,823
1/31/2024	$11,584	$11,679	$11,404	$10,793
2/29/2024	$11,605	$11,694	$11,415	$10,640
3/31/2024	$11,616	$11,693	$11,419	$10,739
4/30/2024	$11,475	$11,548	$11,278	$10,467
5/31/2024	$11,474	$11,515	$11,287	$10,645
6/30/2024	$11,670	$11,691	$11,495	$10,746
7/31/2024	$11,769	$11,798	$11,591	$10,997
8/31/2024	$11,836	$11,891	$11,663	$11,155
9/30/2024	$11,969	$12,008	$11,786	$11,304

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	12.33%	1.20%	2.43%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.47%
Lipper New York Municipal Debt Funds Average	12.11%	1.14%	2.22%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.65%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 570,555,933
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 2,228,010
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$570,555,933
# of Portfolio Holdings	306
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,228,010

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A6.04%
  A-8.36%
  A+2.63%
  AA13.76%
  AA-5.81%
  AA+15.61%
  AAA8.80%
  B0.30%
  B-0.74%
  B+0.92%
  BB1.53%
  BB-0.32%
  BB+0.55%
  BBB7.38%
  BBB-13.62%
  BBB+7.48%
  CCC+0.33%
  NR5.82%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096847
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class I
Trading Symbol	NYLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 12.29%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 10.37% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: The Fund’s longer duration positioning contributed to relative performance with the fall in rates over the period. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Education and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: Security selection within the Special Tax, Leasing and Education sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,073	$10,069	$10,063	$10,098
11/30/2014	$10,091	$10,086	$10,078	$10,170
12/31/2014	$10,155	$10,137	$10,146	$10,179
1/31/2015	$10,354	$10,316	$10,328	$10,393
2/28/2015	$10,239	$10,210	$10,222	$10,295
3/31/2015	$10,258	$10,240	$10,250	$10,343
4/30/2015	$10,196	$10,186	$10,189	$10,306
5/31/2015	$10,197	$10,158	$10,181	$10,281
6/30/2015	$10,152	$10,148	$10,139	$10,169
7/31/2015	$10,199	$10,222	$10,204	$10,240
8/31/2015	$10,227	$10,242	$10,234	$10,225
9/30/2015	$10,310	$10,316	$10,294	$10,294
10/31/2015	$10,356	$10,357	$10,336	$10,296
11/30/2015	$10,412	$10,398	$10,385	$10,269
12/31/2015	$10,495	$10,472	$10,465	$10,235
1/31/2016	$10,634	$10,596	$10,565	$10,376
2/29/2016	$10,652	$10,613	$10,572	$10,450
3/31/2016	$10,697	$10,647	$10,624	$10,546
4/30/2016	$10,798	$10,725	$10,705	$10,586
5/31/2016	$10,852	$10,754	$10,758	$10,589
6/30/2016	$11,057	$10,925	$10,960	$10,779
7/31/2016	$11,064	$10,932	$10,946	$10,847
8/31/2016	$11,108	$10,947	$10,975	$10,835
9/30/2016	$11,057	$10,892	$10,929	$10,829
10/31/2016	$10,921	$10,778	$10,813	$10,746
11/30/2016	$10,481	$10,376	$10,416	$10,492
12/31/2016	$10,572	$10,497	$10,512	$10,506
1/31/2017	$10,665	$10,567	$10,561	$10,527
2/28/2017	$10,730	$10,640	$10,626	$10,598
3/31/2017	$10,746	$10,663	$10,661	$10,592
4/30/2017	$10,829	$10,740	$10,742	$10,674
5/31/2017	$10,989	$10,911	$10,891	$10,756
6/30/2017	$10,966	$10,872	$10,870	$10,745
7/31/2017	$11,039	$10,960	$10,929	$10,792
8/31/2017	$11,110	$11,043	$10,996	$10,888
9/30/2017	$11,045	$10,987	$10,944	$10,836
10/31/2017	$11,030	$11,014	$10,938	$10,843
11/30/2017	$10,967	$10,955	$10,884	$10,829
12/31/2017	$11,099	$11,069	$10,996	$10,879
1/31/2018	$10,976	$10,939	$10,891	$10,753
2/28/2018	$10,923	$10,906	$10,849	$10,651
3/31/2018	$10,996	$10,947	$10,903	$10,720
4/30/2018	$10,962	$10,908	$10,868	$10,640
5/31/2018	$11,095	$11,033	$11,002	$10,716
6/30/2018	$11,110	$11,042	$11,017	$10,703
7/31/2018	$11,125	$11,069	$11,033	$10,705
8/31/2018	$11,171	$11,097	$11,059	$10,774
9/30/2018	$11,097	$11,025	$10,986	$10,705
10/31/2018	$11,012	$10,957	$10,895	$10,620
11/30/2018	$11,109	$11,079	$10,982	$10,683
12/31/2018	$11,219	$11,211	$11,095	$10,880
1/31/2019	$11,305	$11,296	$11,163	$10,995
2/28/2019	$11,395	$11,357	$11,235	$10,989
3/31/2019	$11,604	$11,536	$11,432	$11,200
4/30/2019	$11,681	$11,579	$11,485	$11,203
5/31/2019	$11,850	$11,739	$11,647	$11,402
6/30/2019	$11,897	$11,782	$11,684	$11,545
7/31/2019	$11,995	$11,877	$11,763	$11,570
8/31/2019	$12,225	$12,065	$11,976	$11,870
9/30/2019	$12,127	$11,968	$11,891	$11,807
10/31/2019	$12,111	$11,989	$11,876	$11,842
11/30/2019	$12,126	$12,019	$11,901	$11,836
12/31/2019	$12,172	$12,056	$11,933	$11,828
1/31/2020	$12,435	$12,273	$12,158	$12,056
2/29/2020	$12,648	$12,431	$12,347	$12,273
3/31/2020	$11,883	$11,980	$11,716	$12,201
4/30/2020	$11,533	$11,830	$11,408	$12,417
5/31/2020	$11,945	$12,206	$11,781	$12,475
6/30/2020	$12,201	$12,307	$11,959	$12,554
7/31/2020	$12,405	$12,514	$12,151	$12,741
8/31/2020	$12,346	$12,455	$12,095	$12,638
9/30/2020	$12,298	$12,458	$12,060	$12,632
10/31/2020	$12,292	$12,420	$12,036	$12,575
11/30/2020	$12,582	$12,608	$12,288	$12,699
12/31/2020	$12,748	$12,685	$12,419	$12,716
1/31/2021	$12,911	$12,765	$12,541	$12,625
2/28/2021	$12,672	$12,563	$12,333	$12,443
3/31/2021	$12,761	$12,640	$12,423	$12,287
4/30/2021	$12,946	$12,746	$12,572	$12,384
5/31/2021	$13,068	$12,784	$12,679	$12,425
6/30/2021	$13,146	$12,819	$12,750	$12,512
7/31/2021	$13,258	$12,925	$12,849	$12,652
8/31/2021	$13,185	$12,878	$12,781	$12,628
9/30/2021	$13,049	$12,785	$12,668	$12,518
10/31/2021	$13,019	$12,748	$12,656	$12,515
11/30/2021	$13,185	$12,856	$12,787	$12,552
12/31/2021	$13,210	$12,877	$12,810	$12,520
1/31/2022	$12,789	$12,525	$12,450	$12,250
2/28/2022	$12,685	$12,480	$12,368	$12,114
3/31/2022	$12,198	$12,075	$11,938	$11,777
4/30/2022	$11,733	$11,741	$11,540	$11,330
5/31/2022	$11,891	$11,916	$11,700	$11,403
6/30/2022	$11,523	$11,720	$11,386	$11,224
7/31/2022	$11,903	$12,030	$11,726	$11,498
8/31/2022	$11,566	$11,766	$11,412	$11,174
9/30/2022	$10,997	$11,315	$10,921	$10,691
10/31/2022	$10,826	$11,221	$10,773	$10,552
11/30/2022	$11,501	$11,746	$11,381	$10,940
12/31/2022	$11,475	$11,779	$11,357	$10,891
1/31/2023	$11,952	$12,117	$11,759	$11,226
2/28/2023	$11,636	$11,843	$11,466	$10,936
3/31/2023	$11,891	$12,106	$11,699	$11,214
4/30/2023	$11,911	$12,079	$11,710	$11,282
5/31/2023	$11,828	$11,974	$11,644	$11,159
6/30/2023	$11,996	$12,094	$11,760	$11,119
7/31/2023	$12,027	$12,142	$11,786	$11,111
8/31/2023	$11,842	$11,967	$11,602	$11,040
9/30/2023	$11,441	$11,616	$11,226	$10,760
10/31/2023	$11,210	$11,517	$11,018	$10,590
11/30/2023	$12,059	$12,249	$11,838	$11,069
12/31/2023	$12,438	$12,533	$12,186	$11,493
1/31/2024	$12,437	$12,469	$12,178	$11,462
2/29/2024	$12,460	$12,485	$12,190	$11,300
3/31/2024	$12,470	$12,485	$12,194	$11,404
4/30/2024	$12,319	$12,330	$12,044	$11,116
5/31/2024	$12,318	$12,294	$12,053	$11,304
6/30/2024	$12,528	$12,482	$12,275	$11,412
7/31/2024	$12,634	$12,596	$12,378	$11,678
8/31/2024	$12,705	$12,696	$12,455	$11,846
9/30/2024	$12,847	$12,821	$12,586	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I at NAV	12.29%	1.16%	2.54%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Lipper New York Municipal Debt Funds Average	12.11%	1.14%	2.33%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 570,555,933
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 2,228,010
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$570,555,933
# of Portfolio Holdings	306
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,228,010

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A6.04%
  A-8.36%
  A+2.63%
  AA13.76%
  AA-5.81%
  AA+15.61%
  AAA8.80%
  B0.30%
  B-0.74%
  B+0.92%
  BB1.53%
  BB-0.32%
  BB+0.55%
  BBB7.38%
  BBB-13.62%
  BBB+7.48%
  CCC+0.33%
  NR5.82%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155633
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class A
Trading Symbol	SDHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 8.74%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 6.93% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care sector contributed to relative performance. Security selection within the Local General Obligation and Health Care sectors contributed to relative performance.

Top detractors from the Fund’s performance: While the Fund’s overall sector allocation led to a positive impact, an overweight allocation to the Industrial Development sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg Aggregate Bond Index
6/15/2015	$9,773	$10,000	$10,000	$10,000
6/30/2015	$9,737	$10,025	$9,884	$10,015
7/31/2015	$9,751	$10,067	$9,804	$10,084
8/31/2015	$9,779	$10,078	$9,812	$10,070
9/30/2015	$9,842	$10,128	$9,920	$10,138
10/31/2015	$9,931	$10,166	$9,969	$10,140
11/30/2015	$9,965	$10,159	$9,968	$10,113
12/31/2015	$10,020	$10,174	$9,941	$10,080
1/31/2016	$10,090	$10,265	$9,962	$10,219
2/29/2016	$10,126	$10,295	$10,011	$10,291
3/31/2016	$10,161	$10,271	$10,012	$10,386
4/30/2016	$10,230	$10,311	$10,038	$10,426
5/31/2016	$10,252	$10,300	$10,054	$10,428
6/30/2016	$10,354	$10,371	$10,192	$10,616
7/31/2016	$10,397	$10,400	$10,220	$10,683
8/31/2016	$10,431	$10,391	$10,242	$10,670
9/30/2016	$10,425	$10,360	$10,214	$10,664
10/31/2016	$10,373	$10,328	$10,169	$10,583
11/30/2016	$9,992	$10,121	$9,702	$10,332
12/31/2016	$10,000	$10,165	$9,700	$10,347
1/31/2017	$10,112	$10,243	$9,764	$10,367
2/28/2017	$10,170	$10,309	$9,810	$10,437
3/31/2017	$10,207	$10,312	$9,815	$10,431
4/30/2017	$10,291	$10,365	$9,922	$10,512
5/31/2017	$10,369	$10,446	$9,980	$10,593
6/30/2017	$10,385	$10,413	$9,975	$10,582
7/31/2017	$10,449	$10,472	$10,034	$10,628
8/31/2017	$10,554	$10,525	$10,128	$10,723
9/30/2017	$10,536	$10,473	$10,070	$10,672
10/31/2017	$10,524	$10,474	$10,092	$10,678
11/30/2017	$10,492	$10,376	$10,021	$10,664
12/31/2017	$10,531	$10,416	$10,019	$10,713
1/31/2018	$10,540	$10,400	$10,052	$10,590
2/28/2018	$10,537	$10,386	$10,041	$10,490
3/31/2018	$10,573	$10,384	$10,046	$10,557
4/30/2018	$10,555	$10,353	$10,120	$10,478
5/31/2018	$10,628	$10,431	$10,225	$10,553
6/30/2018	$10,659	$10,464	$10,276	$10,540
7/31/2018	$10,697	$10,499	$10,330	$10,543
8/31/2018	$10,735	$10,498	$10,361	$10,610
9/30/2018	$10,703	$10,451	$10,325	$10,542
10/31/2018	$10,664	$10,438	$10,323	$10,459
11/30/2018	$10,697	$10,510	$10,384	$10,521
12/31/2018	$10,752	$10,597	$10,461	$10,715
1/31/2019	$10,807	$10,677	$10,542	$10,828
2/28/2019	$10,892	$10,721	$10,591	$10,822
3/31/2019	$11,019	$10,787	$10,679	$11,030
4/30/2019	$11,060	$10,792	$10,698	$11,033
5/31/2019	$11,180	$10,889	$10,795	$11,229
6/30/2019	$11,236	$10,939	$10,850	$11,370
7/31/2019	$11,306	$11,014	$10,922	$11,395
8/31/2019	$11,448	$11,071	$11,004	$11,690
9/30/2019	$11,409	$10,997	$10,959	$11,628
10/31/2019	$11,428	$11,042	$11,004	$11,663
11/30/2019	$11,461	$11,066	$11,040	$11,657
12/31/2019	$11,510	$11,095	$11,087	$11,649
1/31/2020	$11,689	$11,206	$11,220	$11,873
2/29/2020	$11,832	$11,264	$11,312	$12,086
3/31/2020	$10,867	$11,025	$10,849	$12,015
4/30/2020	$10,692	$11,020	$10,775	$12,229
5/31/2020	$10,910	$11,274	$10,993	$12,286
6/30/2020	$11,197	$11,313	$11,103	$12,363
7/31/2020	$11,364	$11,417	$11,240	$12,548
8/31/2020	$11,390	$11,410	$11,260	$12,447
9/30/2020	$11,395	$11,424	$11,283	$12,440
10/31/2020	$11,391	$11,403	$11,285	$12,384
11/30/2020	$11,583	$11,463	$11,372	$12,506
12/31/2020	$11,758	$11,496	$11,483	$12,523
1/31/2021	$11,970	$11,530	$11,573	$12,433
2/28/2021	$11,872	$11,444	$11,509	$12,254
3/31/2021	$11,930	$11,482	$11,569	$12,101
4/30/2021	$12,042	$11,522	$11,638	$12,196
5/31/2021	$12,107	$11,525	$11,681	$12,236
6/30/2021	$12,188	$11,527	$11,732	$12,322
7/31/2021	$12,282	$11,585	$11,806	$12,460
8/31/2021	$12,253	$11,577	$11,812	$12,436
9/30/2021	$12,163	$11,534	$11,779	$12,328
10/31/2021	$12,126	$11,507	$11,767	$12,325
11/30/2021	$12,213	$11,526	$11,807	$12,361
12/31/2021	$12,238	$11,537	$11,833	$12,330
1/31/2022	$11,946	$11,314	$11,643	$12,064
2/28/2022	$11,857	$11,280	$11,617	$11,930
3/31/2022	$11,499	$11,060	$11,415	$11,598
4/30/2022	$11,229	$10,913	$11,265	$11,158
5/31/2022	$11,276	$11,055	$11,368	$11,230
6/30/2022	$11,083	$11,028	$11,318	$11,054
7/31/2022	$11,304	$11,195	$11,489	$11,324
8/31/2022	$11,182	$11,035	$11,351	$11,004
9/30/2022	$10,843	$10,787	$11,081	$10,529
10/31/2022	$10,754	$10,772	$11,069	$10,392
11/30/2022	$11,060	$11,027	$11,322	$10,774
12/31/2022	$11,100	$11,062	$11,360	$10,726
1/31/2023	$11,330	$11,249	$11,561	$11,056
2/28/2023	$11,213	$11,064	$11,415	$10,770
3/31/2023	$11,286	$11,248	$11,565	$11,043
4/30/2023	$11,295	$11,202	$11,561	$11,110
5/31/2023	$11,225	$11,119	$11,501	$10,989
6/30/2023	$11,349	$11,190	$11,587	$10,950
7/31/2023	$11,392	$11,223	$11,641	$10,943
8/31/2023	$11,347	$11,166	$11,597	$10,873
9/30/2023	$11,197	$11,011	$11,467	$10,596
10/31/2023	$11,097	$11,005	$11,437	$10,429
11/30/2023	$11,396	$11,363	$11,791	$10,901
12/31/2023	$11,565	$11,513	$11,956	$11,319
1/31/2024	$11,620	$11,483	$11,954	$11,288
2/29/2024	$11,683	$11,493	$11,991	$11,128
3/31/2024	$11,746	$11,480	$12,020	$11,231
4/30/2024	$11,718	$11,406	$11,982	$10,947
5/31/2024	$11,766	$11,360	$11,976	$11,133
6/30/2024	$11,880	$11,467	$12,107	$11,238
7/31/2024	$11,961	$11,574	$12,210	$11,501
8/31/2024	$12,052	$11,702	$12,354	$11,666
9/30/2024	$12,176	$11,775	$12,430	$11,822

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 6/15/15
Class A at NAV	8.74%	1.31%	2.39%
Class A with sales charge	6.28%	0.85%	2.14%
Bloomberg Municipal Bond 1-8 Year Index	6.93%	1.38%	1.77%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	8.40%	2.55%	2.37%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.82%

Performance Inception Date	Jun. 15, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,521,124,171
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 3,808,830
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$1,521,124,171
# of Portfolio Holdings	399
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$3,808,830

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.98%
  A-3.14%
  A+6.31%
  AA1.50%
  AA-1.83%
  AA+0.95%
  AAA1.04%
  B1.10%
  B-0.68%
  B+4.20%
  BB5.39%
  BB-7.06%
  BB+7.99%
  BBB5.96%
  BBB-9.91%
  BBB+6.72%
  CCC+0.63%
  NR31.61%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155634
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class C
Trading Symbol	SDHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	1.26%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 8.08%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 6.93% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care sector contributed to relative performance. Security selection within the Local General Obligation and Health Care sectors contributed to relative performance.

Top detractors from the Fund’s performance: While the Fund’s overall sector allocation led to a positive impact, an overweight allocation to the Industrial Development sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg Aggregate Bond Index
6/15/2015	$10,000	$10,000	$10,000	$10,000
6/30/2015	$9,959	$10,025	$9,884	$10,015
7/31/2015	$9,966	$10,067	$9,804	$10,084
8/31/2015	$9,987	$10,078	$9,812	$10,070
9/30/2015	$10,045	$10,128	$9,920	$10,138
10/31/2015	$10,129	$10,166	$9,969	$10,140
11/30/2015	$10,157	$10,159	$9,968	$10,113
12/31/2015	$10,206	$10,174	$9,941	$10,080
1/31/2016	$10,270	$10,265	$9,962	$10,219
2/29/2016	$10,307	$10,295	$10,011	$10,291
3/31/2016	$10,330	$10,271	$10,012	$10,386
4/30/2016	$10,400	$10,311	$10,038	$10,426
5/31/2016	$10,415	$10,300	$10,054	$10,428
6/30/2016	$10,512	$10,371	$10,192	$10,616
7/31/2016	$10,549	$10,400	$10,220	$10,683
8/31/2016	$10,570	$10,391	$10,242	$10,670
9/30/2016	$10,558	$10,360	$10,214	$10,664
10/31/2016	$10,498	$10,328	$10,169	$10,583
11/30/2016	$10,106	$10,121	$9,702	$10,332
12/31/2016	$10,108	$10,165	$9,700	$10,347
1/31/2017	$10,214	$10,243	$9,764	$10,367
2/28/2017	$10,267	$10,309	$9,810	$10,437
3/31/2017	$10,298	$10,312	$9,815	$10,431
4/30/2017	$10,377	$10,365	$9,922	$10,512
5/31/2017	$10,448	$10,446	$9,980	$10,593
6/30/2017	$10,459	$10,413	$9,975	$10,582
7/31/2017	$10,517	$10,472	$10,034	$10,628
8/31/2017	$10,616	$10,525	$10,128	$10,723
9/30/2017	$10,592	$10,473	$10,070	$10,672
10/31/2017	$10,573	$10,474	$10,092	$10,678
11/30/2017	$10,535	$10,376	$10,021	$10,664
12/31/2017	$10,568	$10,416	$10,019	$10,713
1/31/2018	$10,571	$10,400	$10,052	$10,590
2/28/2018	$10,569	$10,386	$10,041	$10,490
3/31/2018	$10,593	$10,384	$10,046	$10,557
4/30/2018	$10,569	$10,353	$10,120	$10,478
5/31/2018	$10,636	$10,431	$10,225	$10,553
6/30/2018	$10,668	$10,464	$10,276	$10,540
7/31/2018	$10,694	$10,499	$10,330	$10,543
8/31/2018	$10,726	$10,498	$10,361	$10,610
9/30/2018	$10,695	$10,451	$10,325	$10,542
10/31/2018	$10,651	$10,438	$10,323	$10,459
11/30/2018	$10,671	$10,510	$10,384	$10,521
12/31/2018	$10,719	$10,597	$10,461	$10,715
1/31/2019	$10,775	$10,677	$10,542	$10,828
2/28/2019	$10,847	$10,721	$10,591	$10,822
3/31/2019	$10,968	$10,787	$10,679	$11,030
4/30/2019	$11,010	$10,792	$10,698	$11,033
5/31/2019	$11,116	$10,889	$10,795	$11,229
6/30/2019	$11,166	$10,939	$10,850	$11,370
7/31/2019	$11,229	$11,014	$10,922	$11,395
8/31/2019	$11,364	$11,071	$11,004	$11,690
9/30/2019	$11,326	$10,997	$10,959	$11,628
10/31/2019	$11,331	$11,042	$11,004	$11,663
11/30/2019	$11,358	$11,066	$11,040	$11,657
12/31/2019	$11,400	$11,095	$11,087	$11,649
1/31/2020	$11,579	$11,206	$11,220	$11,873
2/29/2020	$11,706	$11,264	$11,312	$12,086
3/31/2020	$10,753	$11,025	$10,849	$12,015
4/30/2020	$10,574	$11,020	$10,775	$12,229
5/31/2020	$10,776	$11,274	$10,993	$12,286
6/30/2020	$11,054	$11,313	$11,103	$12,363
7/31/2020	$11,213	$11,417	$11,240	$12,548
8/31/2020	$11,232	$11,410	$11,260	$12,447
9/30/2020	$11,230	$11,424	$11,283	$12,440
10/31/2020	$11,228	$11,403	$11,285	$12,384
11/30/2020	$11,403	$11,463	$11,372	$12,506
12/31/2020	$11,568	$11,496	$11,483	$12,523
1/31/2021	$11,771	$11,530	$11,573	$12,433
2/28/2021	$11,669	$11,444	$11,509	$12,254
3/31/2021	$11,727	$11,482	$11,569	$12,101
4/30/2021	$11,823	$11,522	$11,638	$12,196
5/31/2021	$11,880	$11,525	$11,681	$12,236
6/30/2021	$11,952	$11,527	$11,732	$12,322
7/31/2021	$12,037	$11,585	$11,806	$12,460
8/31/2021	$12,002	$11,577	$11,812	$12,436
9/30/2021	$11,907	$11,534	$11,779	$12,328
10/31/2021	$11,864	$11,507	$11,767	$12,325
11/30/2021	$11,942	$11,526	$11,807	$12,361
12/31/2021	$11,959	$11,537	$11,833	$12,330
1/31/2022	$11,667	$11,314	$11,643	$12,064
2/28/2022	$11,573	$11,280	$11,617	$11,930
3/31/2022	$11,217	$11,060	$11,415	$11,598
4/30/2022	$10,947	$10,913	$11,265	$11,158
5/31/2022	$10,986	$11,055	$11,368	$11,230
6/30/2022	$10,793	$11,028	$11,318	$11,054
7/31/2022	$11,001	$11,195	$11,489	$11,324
8/31/2022	$10,884	$11,035	$11,351	$11,004
9/30/2022	$10,540	$10,787	$11,081	$10,529
10/31/2022	$10,456	$10,772	$11,069	$10,392
11/30/2022	$10,747	$11,027	$11,322	$10,774
12/31/2022	$10,772	$11,062	$11,360	$10,726
1/31/2023	$10,997	$11,249	$11,561	$11,056
2/28/2023	$10,877	$11,064	$11,415	$10,770
3/31/2023	$10,934	$11,248	$11,565	$11,043
4/30/2023	$10,937	$11,202	$11,561	$11,110
5/31/2023	$10,871	$11,119	$11,501	$10,989
6/30/2023	$10,977	$11,190	$11,587	$10,950
7/31/2023	$11,013	$11,223	$11,641	$10,943
8/31/2023	$10,964	$11,166	$11,597	$10,873
9/30/2023	$10,813	$11,011	$11,467	$10,596
10/31/2023	$10,711	$11,005	$11,437	$10,429
11/30/2023	$11,002	$11,363	$11,791	$10,901
12/31/2023	$11,152	$11,513	$11,956	$11,319
1/31/2024	$11,199	$11,483	$11,954	$11,288
2/29/2024	$11,254	$11,493	$11,991	$11,128
3/31/2024	$11,317	$11,480	$12,020	$11,231
4/30/2024	$11,285	$11,406	$11,982	$10,947
5/31/2024	$11,316	$11,360	$11,976	$11,133
6/30/2024	$11,421	$11,467	$12,107	$11,238
7/31/2024	$11,493	$11,574	$12,210	$11,501
8/31/2024	$11,574	$11,702	$12,354	$11,666
9/30/2024	$11,687	$11,775	$12,430	$11,822

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 6/15/15
Class C at NAV	8.08%	0.63%	1.69%
Class C with sales charge	7.08%	0.63%	1.69%
Bloomberg Municipal Bond 1-8 Year Index	6.93%	1.38%	1.77%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	8.40%	2.55%	2.37%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.82%

Performance Inception Date	Jun. 15, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,521,124,171
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 3,808,830
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$1,521,124,171
# of Portfolio Holdings	399
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$3,808,830

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.98%
  A-3.14%
  A+6.31%
  AA1.50%
  AA-1.83%
  AA+0.95%
  AAA1.04%
  B1.10%
  B-0.68%
  B+4.20%
  BB5.39%
  BB-7.06%
  BB+7.99%
  BBB5.96%
  BBB-9.91%
  BBB+6.72%
  CCC+0.63%
  NR31.61%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155635
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class F
Trading Symbol	SDHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 8.85%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 6.93% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care sector contributed to relative performance. Security selection within the Local General Obligation and Health Care sectors contributed to relative performance.

Top detractors from the Fund’s performance: While the Fund’s overall sector allocation led to a positive impact, an overweight allocation to the Industrial Development sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg Aggregate Bond Index
6/15/2015	$10,000	$10,000	$10,000	$10,000
6/30/2015	$9,964	$10,025	$9,884	$10,015
7/31/2015	$9,979	$10,067	$9,804	$10,084
8/31/2015	$10,008	$10,078	$9,812	$10,070
9/30/2015	$10,074	$10,128	$9,920	$10,138
10/31/2015	$10,166	$10,166	$9,969	$10,140
11/30/2015	$10,202	$10,159	$9,968	$10,113
12/31/2015	$10,259	$10,174	$9,941	$10,080
1/31/2016	$10,331	$10,265	$9,962	$10,219
2/29/2016	$10,369	$10,295	$10,011	$10,291
3/31/2016	$10,405	$10,271	$10,012	$10,386
4/30/2016	$10,477	$10,311	$10,038	$10,426
5/31/2016	$10,500	$10,300	$10,054	$10,428
6/30/2016	$10,605	$10,371	$10,192	$10,616
7/31/2016	$10,650	$10,400	$10,220	$10,683
8/31/2016	$10,686	$10,391	$10,242	$10,670
9/30/2016	$10,681	$10,360	$10,214	$10,664
10/31/2016	$10,628	$10,328	$10,169	$10,583
11/30/2016	$10,239	$10,121	$9,702	$10,332
12/31/2016	$10,248	$10,165	$9,700	$10,347
1/31/2017	$10,363	$10,243	$9,764	$10,367
2/28/2017	$10,423	$10,309	$9,810	$10,437
3/31/2017	$10,462	$10,312	$9,815	$10,431
4/30/2017	$10,549	$10,365	$9,922	$10,512
5/31/2017	$10,630	$10,446	$9,980	$10,593
6/30/2017	$10,647	$10,413	$9,975	$10,582
7/31/2017	$10,714	$10,472	$10,034	$10,628
8/31/2017	$10,822	$10,525	$10,128	$10,723
9/30/2017	$10,805	$10,473	$10,070	$10,672
10/31/2017	$10,794	$10,474	$10,092	$10,678
11/30/2017	$10,762	$10,376	$10,021	$10,664
12/31/2017	$10,802	$10,416	$10,019	$10,713
1/31/2018	$10,812	$10,400	$10,052	$10,590
2/28/2018	$10,810	$10,386	$10,041	$10,490
3/31/2018	$10,848	$10,384	$10,046	$10,557
4/30/2018	$10,831	$10,353	$10,120	$10,478
5/31/2018	$10,906	$10,431	$10,225	$10,553
6/30/2018	$10,939	$10,464	$10,276	$10,540
7/31/2018	$10,979	$10,499	$10,330	$10,543
8/31/2018	$11,019	$10,498	$10,361	$10,610
9/30/2018	$10,987	$10,451	$10,325	$10,542
10/31/2018	$10,948	$10,438	$10,323	$10,459
11/30/2018	$10,983	$10,510	$10,384	$10,521
12/31/2018	$11,040	$10,597	$10,461	$10,715
1/31/2019	$11,097	$10,677	$10,542	$10,828
2/28/2019	$11,185	$10,721	$10,591	$10,822
3/31/2019	$11,316	$10,787	$10,679	$11,030
4/30/2019	$11,359	$10,792	$10,698	$11,033
5/31/2019	$11,484	$10,889	$10,795	$11,229
6/30/2019	$11,543	$10,939	$10,850	$11,370
7/31/2019	$11,615	$11,014	$10,922	$11,395
8/31/2019	$11,762	$11,071	$11,004	$11,690
9/30/2019	$11,723	$10,997	$10,959	$11,628
10/31/2019	$11,743	$11,042	$11,004	$11,663
11/30/2019	$11,778	$11,066	$11,040	$11,657
12/31/2019	$11,829	$11,095	$11,087	$11,649
1/31/2020	$12,015	$11,206	$11,220	$11,873
2/29/2020	$12,162	$11,264	$11,312	$12,086
3/31/2020	$11,171	$11,025	$10,849	$12,015
4/30/2020	$10,992	$11,020	$10,775	$12,229
5/31/2020	$11,217	$11,274	$10,993	$12,286
6/30/2020	$11,513	$11,313	$11,103	$12,363
7/31/2020	$11,686	$11,417	$11,240	$12,548
8/31/2020	$11,706	$11,410	$11,260	$12,447
9/30/2020	$11,719	$11,424	$11,283	$12,440
10/31/2020	$11,717	$11,403	$11,285	$12,384
11/30/2020	$11,907	$11,463	$11,372	$12,506
12/31/2020	$12,095	$11,496	$11,483	$12,523
1/31/2021	$12,307	$11,530	$11,573	$12,433
2/28/2021	$12,215	$11,444	$11,509	$12,254
3/31/2021	$12,276	$11,482	$11,569	$12,101
4/30/2021	$12,384	$11,522	$11,638	$12,196
5/31/2021	$12,460	$11,525	$11,681	$12,236
6/30/2021	$12,544	$11,527	$11,732	$12,322
7/31/2021	$12,633	$11,585	$11,806	$12,460
8/31/2021	$12,612	$11,577	$11,812	$12,436
9/30/2021	$12,521	$11,534	$11,779	$12,328
10/31/2021	$12,484	$11,507	$11,767	$12,325
11/30/2021	$12,574	$11,526	$11,807	$12,361
12/31/2021	$12,593	$11,537	$11,833	$12,330
1/31/2022	$12,302	$11,314	$11,643	$12,064
2/28/2022	$12,210	$11,280	$11,617	$11,930
3/31/2022	$11,843	$11,060	$11,415	$11,598
4/30/2022	$11,566	$10,913	$11,265	$11,158
5/31/2022	$11,615	$11,055	$11,368	$11,230
6/30/2022	$11,418	$11,028	$11,318	$11,054
7/31/2022	$11,646	$11,195	$11,489	$11,324
8/31/2022	$11,530	$11,035	$11,351	$11,004
9/30/2022	$11,173	$10,787	$11,081	$10,529
10/31/2022	$11,082	$10,772	$11,069	$10,392
11/30/2022	$11,398	$11,027	$11,322	$10,774
12/31/2022	$11,441	$11,062	$11,360	$10,726
1/31/2023	$11,678	$11,249	$11,561	$11,056
2/28/2023	$11,558	$11,064	$11,415	$10,770
3/31/2023	$11,635	$11,248	$11,565	$11,043
4/30/2023	$11,645	$11,202	$11,561	$11,110
5/31/2023	$11,574	$11,119	$11,501	$10,989
6/30/2023	$11,703	$11,190	$11,587	$10,950
7/31/2023	$11,748	$11,223	$11,641	$10,943
8/31/2023	$11,702	$11,166	$11,597	$10,873
9/30/2023	$11,549	$11,011	$11,467	$10,596
10/31/2023	$11,446	$11,005	$11,437	$10,429
11/30/2023	$11,755	$11,363	$11,791	$10,901
12/31/2023	$11,931	$11,513	$11,956	$11,319
1/31/2024	$11,989	$11,483	$11,954	$11,288
2/29/2024	$12,055	$11,493	$11,991	$11,128
3/31/2024	$12,121	$11,480	$12,020	$11,231
4/30/2024	$12,093	$11,406	$11,982	$10,947
5/31/2024	$12,143	$11,360	$11,976	$11,133
6/30/2024	$12,262	$11,467	$12,107	$11,238
7/31/2024	$12,347	$11,574	$12,210	$11,501
8/31/2024	$12,441	$11,702	$12,354	$11,666
9/30/2024	$12,571	$11,775	$12,430	$11,822

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 6/15/15
Class F at NAV	8.85%	1.41%	2.49%
Bloomberg Municipal Bond 1-8 Year Index	6.93%	1.38%	1.77%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	8.40%	2.55%	2.37%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.82%

Performance Inception Date	Jun. 15, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,521,124,171
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 3,808,830
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$1,521,124,171
# of Portfolio Holdings	399
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$3,808,830

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.98%
  A-3.14%
  A+6.31%
  AA1.50%
  AA-1.83%
  AA+0.95%
  AAA1.04%
  B1.10%
  B-0.68%
  B+4.20%
  BB5.39%
  BB-7.06%
  BB+7.99%
  BBB5.96%
  BBB-9.91%
  BBB+6.72%
  CCC+0.63%
  NR31.61%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188229
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class F3
Trading Symbol	HYMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 9.03%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 6.93% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care sector contributed to relative performance. Security selection within the Local General Obligation and Health Care sectors contributed to relative performance.

Top detractors from the Fund’s performance: While the Fund’s overall sector allocation led to a positive impact, an overweight allocation to the Industrial Development sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,082	$10,044	$10,111	$10,051
5/31/2017	$10,160	$10,123	$10,170	$10,128
6/30/2017	$10,179	$10,091	$10,165	$10,118
7/31/2017	$10,244	$10,149	$10,225	$10,162
8/31/2017	$10,349	$10,199	$10,321	$10,253
9/30/2017	$10,333	$10,149	$10,262	$10,204
10/31/2017	$10,324	$10,150	$10,284	$10,210
11/30/2017	$10,295	$10,055	$10,212	$10,197
12/31/2017	$10,341	$10,094	$10,210	$10,244
1/31/2018	$10,345	$10,078	$10,243	$10,126
2/28/2018	$10,351	$10,065	$10,232	$10,030
3/31/2018	$10,382	$10,063	$10,237	$10,094
4/30/2018	$10,374	$10,033	$10,313	$10,019
5/31/2018	$10,440	$10,108	$10,420	$10,091
6/30/2018	$10,480	$10,140	$10,472	$10,078
7/31/2018	$10,520	$10,175	$10,527	$10,080
8/31/2018	$10,553	$10,173	$10,558	$10,145
9/30/2018	$10,531	$10,128	$10,522	$10,080
10/31/2018	$10,495	$10,115	$10,519	$10,000
11/30/2018	$10,522	$10,185	$10,582	$10,060
12/31/2018	$10,578	$10,270	$10,660	$10,245
1/31/2019	$10,641	$10,347	$10,743	$10,354
2/28/2019	$10,720	$10,389	$10,792	$10,348
3/31/2019	$10,847	$10,453	$10,882	$10,546
4/30/2019	$10,897	$10,459	$10,902	$10,549
5/31/2019	$11,011	$10,553	$11,001	$10,736
6/30/2019	$11,068	$10,601	$11,057	$10,871
7/31/2019	$11,139	$10,673	$11,130	$10,895
8/31/2019	$11,282	$10,728	$11,214	$11,177
9/30/2019	$11,253	$10,657	$11,168	$11,118
10/31/2019	$11,266	$10,701	$11,214	$11,151
11/30/2019	$11,302	$10,724	$11,250	$11,146
12/31/2019	$11,352	$10,752	$11,298	$11,138
1/31/2020	$11,539	$10,860	$11,434	$11,352
2/29/2020	$11,674	$10,916	$11,527	$11,557
3/31/2020	$10,732	$10,684	$11,056	$11,489
4/30/2020	$10,562	$10,679	$10,980	$11,693
5/31/2020	$10,772	$10,926	$11,202	$11,747
6/30/2020	$11,057	$10,963	$11,315	$11,821
7/31/2020	$11,225	$11,064	$11,454	$11,998
8/31/2020	$11,253	$11,057	$11,474	$11,901
9/30/2020	$11,260	$11,071	$11,498	$11,894
10/31/2020	$11,267	$11,051	$11,500	$11,841
11/30/2020	$11,451	$11,108	$11,589	$11,958
12/31/2020	$11,626	$11,141	$11,702	$11,974
1/31/2021	$11,839	$11,174	$11,794	$11,888
2/28/2021	$11,744	$11,090	$11,728	$11,716
3/31/2021	$11,812	$11,127	$11,789	$11,570
4/30/2021	$11,918	$11,166	$11,860	$11,662
5/31/2021	$11,985	$11,169	$11,903	$11,700
6/30/2021	$12,067	$11,171	$11,955	$11,782
7/31/2021	$12,163	$11,227	$12,031	$11,914
8/31/2021	$12,137	$11,219	$12,037	$11,891
9/30/2021	$12,051	$11,177	$12,004	$11,788
10/31/2021	$12,017	$11,152	$11,991	$11,785
11/30/2021	$12,105	$11,169	$12,032	$11,820
12/31/2021	$12,133	$11,180	$12,058	$11,789
1/31/2022	$11,847	$10,964	$11,864	$11,535
2/28/2022	$11,760	$10,931	$11,838	$11,407
3/31/2022	$11,408	$10,718	$11,632	$11,090
4/30/2022	$11,142	$10,575	$11,479	$10,669
5/31/2022	$11,191	$10,713	$11,585	$10,738
6/30/2022	$11,003	$10,687	$11,533	$10,569
7/31/2022	$11,224	$10,849	$11,708	$10,828
8/31/2022	$11,114	$10,693	$11,567	$10,522
9/30/2022	$10,771	$10,453	$11,292	$10,067
10/31/2022	$10,693	$10,439	$11,280	$9,937
11/30/2022	$10,999	$10,686	$11,538	$10,302
12/31/2022	$11,034	$10,720	$11,576	$10,256
1/31/2023	$11,273	$10,902	$11,782	$10,571
2/28/2023	$11,151	$10,722	$11,633	$10,298
3/31/2023	$11,226	$10,900	$11,786	$10,559
4/30/2023	$11,238	$10,856	$11,781	$10,623
5/31/2023	$11,171	$10,775	$11,720	$10,508
6/30/2023	$11,297	$10,844	$11,808	$10,470
7/31/2023	$11,342	$10,876	$11,863	$10,463
8/31/2023	$11,301	$10,821	$11,818	$10,396
9/30/2023	$11,154	$10,671	$11,685	$10,132
10/31/2023	$11,056	$10,664	$11,655	$9,972
11/30/2023	$11,357	$11,012	$12,016	$10,424
12/31/2023	$11,528	$11,157	$12,184	$10,823
1/31/2024	$11,586	$11,128	$12,181	$10,793
2/29/2024	$11,651	$11,138	$12,219	$10,640
3/31/2024	$11,716	$11,125	$12,249	$10,739
4/30/2024	$11,691	$11,054	$12,210	$10,467
5/31/2024	$11,741	$11,008	$12,204	$10,645
6/30/2024	$11,857	$11,113	$12,337	$10,746
7/31/2024	$11,941	$11,216	$12,442	$10,997
8/31/2024	$12,034	$11,340	$12,590	$11,155
9/30/2024	$12,160	$11,411	$12,667	$11,304

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	9.03%	1.56%	2.65%
Bloomberg Municipal Bond 1-8 Year Index	6.93%	1.38%	1.78%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	8.40%	2.55%	3.21%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.65%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,521,124,171
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 3,808,830
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$1,521,124,171
# of Portfolio Holdings	399
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$3,808,830

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.98%
  A-3.14%
  A+6.31%
  AA1.50%
  AA-1.83%
  AA+0.95%
  AAA1.04%
  B1.10%
  B-0.68%
  B+4.20%
  BB5.39%
  BB-7.06%
  BB+7.99%
  BBB5.96%
  BBB-9.91%
  BBB+6.72%
  CCC+0.63%
  NR31.61%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155636
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class I
Trading Symbol	SDHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2023 to September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2024, the Fund returned 8.96%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 6.93% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 11.57% over the same period.

Positive factors for the municipal market included decreasing Treasury yields, easing inflationary pressures and the start of interest rate cuts by the U.S. Federal Reserve. Also supporting the market was increased demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Negative factors included a significant increase in municipal bond supply, which pressured the market in second half of the fiscal year, and periods of interest rate volatility driven by sticky inflation readings at points throughout the fiscal year. Against this backdrop, municipal bonds delivered strong returns.

Top contributors to the Fund’s performance: An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. The Fund’s longer duration positioning relative to the prospectus benchmark led to a positive impact as yields fell over the period. An overweight allocation to the Health Care sector contributed to relative performance. Security selection within the Local General Obligation and Health Care sectors contributed to relative performance.

Top detractors from the Fund’s performance: While the Fund’s overall sector allocation led to a positive impact, an overweight allocation to the Industrial Development sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg Aggregate Bond Index
6/15/2015	$10,000	$10,000	$10,000	$10,000
6/30/2015	$9,964	$10,025	$9,884	$10,015
7/31/2015	$9,987	$10,067	$9,804	$10,084
8/31/2015	$10,010	$10,078	$9,812	$10,070
9/30/2015	$10,077	$10,128	$9,920	$10,138
10/31/2015	$10,169	$10,166	$9,969	$10,140
11/30/2015	$10,207	$10,159	$9,968	$10,113
12/31/2015	$10,264	$10,174	$9,941	$10,080
1/31/2016	$10,337	$10,265	$9,962	$10,219
2/29/2016	$10,383	$10,295	$10,011	$10,291
3/31/2016	$10,414	$10,271	$10,012	$10,386
4/30/2016	$10,493	$10,311	$10,038	$10,426
5/31/2016	$10,517	$10,300	$10,054	$10,428
6/30/2016	$10,623	$10,371	$10,192	$10,616
7/31/2016	$10,669	$10,400	$10,220	$10,683
8/31/2016	$10,699	$10,391	$10,242	$10,670
9/30/2016	$10,694	$10,360	$10,214	$10,664
10/31/2016	$10,643	$10,328	$10,169	$10,583
11/30/2016	$10,254	$10,121	$9,702	$10,332
12/31/2016	$10,263	$10,165	$9,700	$10,347
1/31/2017	$10,379	$10,243	$9,764	$10,367
2/28/2017	$10,441	$10,309	$9,810	$10,437
3/31/2017	$10,480	$10,312	$9,815	$10,431
4/30/2017	$10,568	$10,365	$9,922	$10,512
5/31/2017	$10,650	$10,446	$9,980	$10,593
6/30/2017	$10,668	$10,413	$9,975	$10,582
7/31/2017	$10,736	$10,472	$10,034	$10,628
8/31/2017	$10,846	$10,525	$10,128	$10,723
9/30/2017	$10,829	$10,473	$10,070	$10,672
10/31/2017	$10,818	$10,474	$10,092	$10,678
11/30/2017	$10,787	$10,376	$10,021	$10,664
12/31/2017	$10,828	$10,416	$10,019	$10,713
1/31/2018	$10,840	$10,400	$10,052	$10,590
2/28/2018	$10,845	$10,386	$10,041	$10,490
3/31/2018	$10,878	$10,384	$10,046	$10,557
4/30/2018	$10,861	$10,353	$10,120	$10,478
5/31/2018	$10,937	$10,431	$10,225	$10,553
6/30/2018	$10,978	$10,464	$10,276	$10,540
7/31/2018	$11,012	$10,499	$10,330	$10,543
8/31/2018	$11,054	$10,498	$10,361	$10,610
9/30/2018	$11,030	$10,451	$10,325	$10,542
10/31/2018	$10,991	$10,438	$10,323	$10,459
11/30/2018	$11,020	$10,510	$10,384	$10,521
12/31/2018	$11,078	$10,597	$10,461	$10,715
1/31/2019	$11,143	$10,677	$10,542	$10,828
2/28/2019	$11,225	$10,721	$10,591	$10,822
3/31/2019	$11,358	$10,787	$10,679	$11,030
4/30/2019	$11,410	$10,792	$10,698	$11,033
5/31/2019	$11,529	$10,889	$10,795	$11,229
6/30/2019	$11,588	$10,939	$10,850	$11,370
7/31/2019	$11,662	$11,014	$10,922	$11,395
8/31/2019	$11,811	$11,071	$11,004	$11,690
9/30/2019	$11,780	$10,997	$10,959	$11,628
10/31/2019	$11,793	$11,042	$11,004	$11,663
11/30/2019	$11,830	$11,066	$11,040	$11,657
12/31/2019	$11,882	$11,095	$11,087	$11,649
1/31/2020	$12,077	$11,206	$11,220	$11,873
2/29/2020	$12,218	$11,264	$11,312	$12,086
3/31/2020	$11,231	$11,025	$10,849	$12,015
4/30/2020	$11,052	$11,020	$10,775	$12,229
5/31/2020	$11,272	$11,274	$10,993	$12,286
6/30/2020	$11,570	$11,313	$11,103	$12,363
7/31/2020	$11,745	$11,417	$11,240	$12,548
8/31/2020	$11,774	$11,410	$11,260	$12,447
9/30/2020	$11,780	$11,424	$11,283	$12,440
10/31/2020	$11,787	$11,403	$11,285	$12,384
11/30/2020	$11,979	$11,463	$11,372	$12,506
12/31/2020	$12,161	$11,496	$11,483	$12,523
1/31/2021	$12,383	$11,530	$11,573	$12,433
2/28/2021	$12,284	$11,444	$11,509	$12,254
3/31/2021	$12,354	$11,482	$11,569	$12,101
4/30/2021	$12,464	$11,522	$11,638	$12,196
5/31/2021	$12,533	$11,525	$11,681	$12,236
6/30/2021	$12,619	$11,527	$11,732	$12,322
7/31/2021	$12,718	$11,585	$11,806	$12,460
8/31/2021	$12,690	$11,577	$11,812	$12,436
9/30/2021	$12,599	$11,534	$11,779	$12,328
10/31/2021	$12,563	$11,507	$11,767	$12,325
11/30/2021	$12,655	$11,526	$11,807	$12,361
12/31/2021	$12,683	$11,537	$11,833	$12,330
1/31/2022	$12,383	$11,314	$11,643	$12,064
2/28/2022	$12,292	$11,280	$11,617	$11,930
3/31/2022	$11,931	$11,060	$11,415	$11,598
4/30/2022	$11,653	$10,913	$11,265	$11,158
5/31/2022	$11,704	$11,055	$11,368	$11,230
6/30/2022	$11,498	$11,028	$11,318	$11,054
7/31/2022	$11,729	$11,195	$11,489	$11,324
8/31/2022	$11,613	$11,035	$11,351	$11,004
9/30/2022	$11,263	$10,787	$11,081	$10,529
10/31/2022	$11,172	$10,772	$11,069	$10,392
11/30/2022	$11,491	$11,027	$11,322	$10,774
12/31/2022	$11,527	$11,062	$11,360	$10,726
1/31/2023	$11,776	$11,249	$11,561	$11,056
2/28/2023	$11,656	$11,064	$11,415	$10,770
3/31/2023	$11,726	$11,248	$11,565	$11,043
4/30/2023	$11,737	$11,202	$11,561	$11,110
5/31/2023	$11,675	$11,119	$11,501	$10,989
6/30/2023	$11,797	$11,190	$11,587	$10,950
7/31/2023	$11,844	$11,223	$11,641	$10,943
8/31/2023	$11,799	$11,166	$11,597	$10,873
9/30/2023	$11,645	$11,011	$11,467	$10,596
10/31/2023	$11,543	$11,005	$11,437	$10,429
11/30/2023	$11,864	$11,363	$11,791	$10,901
12/31/2023	$12,034	$11,513	$11,956	$11,319
1/31/2024	$12,093	$11,483	$11,954	$11,288
2/29/2024	$12,161	$11,493	$11,991	$11,128
3/31/2024	$12,228	$11,480	$12,020	$11,231
4/30/2024	$12,201	$11,406	$11,982	$10,947
5/31/2024	$12,253	$11,360	$11,976	$11,133
6/30/2024	$12,374	$11,467	$12,107	$11,238
7/31/2024	$12,461	$11,574	$12,210	$11,501
8/31/2024	$12,557	$11,702	$12,354	$11,666
9/30/2024	$12,689	$11,775	$12,430	$11,822

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 6/15/15
Class I at NAV	8.96%	1.50%	2.60%
Bloomberg Municipal Bond 1-8 Year Index	6.93%	1.38%	1.77%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	8.40%	2.55%	2.37%
Bloomberg Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.82%

Performance Inception Date	Jun. 15, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,521,124,171
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 3,808,830
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2024)
Total Net Assets	$1,521,124,171
# of Portfolio Holdings	399
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$3,808,830

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.98%
  A-3.14%
  A+6.31%
  AA1.50%
  AA-1.83%
  AA+0.95%
  AAA1.04%
  B1.10%
  B-0.68%
  B+4.20%
  BB5.39%
  BB-7.06%
  BB+7.99%
  BBB5.96%
  BBB-9.91%
  BBB+6.72%
  CCC+0.63%
  NR31.61%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.